UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-02031

MFS SERIES TRUST V

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

111 Huntington Avenue,

Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: September 30

Date of reporting period: March 31, 2013

ITEM 1.	REPORTS TO STOCKHOLDERS.

SEMIANNUAL REPORT

March 31, 2013

MFS® INTERNATIONAL NEW DISCOVERY FUND

MIO-SEM

MFS® INTERNATIONAL NEW DISCOVERY FUND

The report is prepared for the general information of shareholders.

It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

LETTER FROM THE CHAIRMAN AND CEO

Dear Shareholders:

The first quarter of 2013 delivered strong returns to global equity investors, particularly those holding U.S. and Japanese stocks, while bond returns were flat overall. The U.S.

economy picked up steam, driven by the improving housing and job markets. U.S. economic data were broadly positive, with growth in manufacturing activity, durable goods orders and auto sales. However, consumer confidence wavered somewhat, a likely reflection of the impact of the payroll tax increase and uncertainty over the U.S. government’s across-the-board sequestration cuts.

The eurozone’s unemployment picture and overall economic activity steadily worsened. Cyprus, the latest debt-crisis hot spot, faces unique challenges, with its oversized banking sector’s unhealthy exposure to Greek debt. In addition, the hefty cost to large bank depositors could weaken confidence in the region’s financial stability. China’s economic activity rebounded after a mild slowdown in 2012. The Japanese government’s aggressive effort to stimulate its long-dormant economy by devaluing the yen lifted stock prices, exports and profits for struggling Japanese firms. The outlook for further economic growth and an extension of the U.S. bull market is highly dependent on how much damage is caused by the U.S. budget cuts, global growth prospects and the ebb and flow of global tail risk events. Most factors point to a continued slow and uneven global economic recovery.

As always, managing risk in the face of uncertainty remains a top priority for investors. At MFS®, our uniquely collaborative investment process employs global research and active risk management. Our global team of investment professionals shares ideas and evaluates opportunities across continents, investment disciplines and asset classes — all with a goal of building better insights, and ultimately better results, for our clients.

We remain mindful of the many economic challenges investors face today, and believe it is more important than ever to maintain a long-term view and employ time-tested principles, such as asset allocation and diversification. We also remain confident that our unique approach can serve investors well as they work with their financial advisors to identify and pursue the most suitable opportunities.

Respectfully,

Robert J. Manning

Chairman and Chief Executive Officer

MFS Investment Management®

May 15, 2013

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

1

PORTFOLIO COMPOSITION

Portfolio structure

Top ten holdings
Bunzl PLC	2.6%
Croda International PLC	2.5%
Amadeus Holdings AG	1.3%
Bellway PLC	1.2%
Aberdeen Asset Management PLC	1.2%
Christian Dior S.A.	1.0%
OBIC Co. Ltd.	1.0%
Hiscox Ltd.	0.9%
Sonova Holding AG	0.9%
Dignity PLC	0.9%

Equity sectors
Financial Services	16.2%
Special Products & Services	14.1%
Retailing	9.7%
Consumer Staples	8.2%
Basic Materials	7.8%
Technology	7.1%
Industrial Goods & Services	6.9%
Health Care	6.3%
Leisure	6.0%
Autos & Housing	5.0%
Transportation	3.6%
Energy	2.7%
Utilities & Communications	2.2%

Issuer country weightings (x)
United Kingdom	25.5%
Japan	14.2%
Brazil	6.4%
Germany	6.2%
United States	4.8%
France	4.7%
Hong Kong	2.9%
Denmark	2.8%
Mexico	2.6%
Other Countries	29.9%

Currency exposure weightings (y)
British Pound Sterling	25.5%
Euro	17.0%
Japanese Yen	14.2%
United States Dollar	7.1%
Brazilian Real	6.4%
Hong Kong Dollar	4.7%
Danish Krone	2.8%
Mexican Peso	2.6%
Swiss Franc	2.6%
Other Currencies	17.1%

2

Portfolio Composition – continued

(x)	Represents the portfolio’s exposure to issuer countries as a percentage of a portfolio’s total net assets.
(y)	Represents the portfolio’s exposure to a particular currency as a percentage of a portfolio’s total net assets.

Percentages are based on net assets as of 3/31/13.

The portfolio is actively managed and current holdings may be different.

3

EXPENSE TABLE

Fund expenses borne by the shareholders during the period, October 1, 2012 through March 31, 2013

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period October 1, 2012 through March 31, 2013.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

4

Expense Table – continued

Share Class		Annualized Expense Ratio	Beginning Account Value 10/01/12	Ending Account Value 3/31/13	Expenses Paid During Period (p) 10/01/12-3/31/13
A	Actual	1.36%	$1,000.00	$1,111.49	$7.16
	Hypothetical (h)	1.36%	$1,000.00	$1,018.15	$6.84
B	Actual	2.11%	$1,000.00	$1,107.68	$11.09
	Hypothetical (h)	2.11%	$1,000.00	$1,014.41	$10.60
C	Actual	2.11%	$1,000.00	$1,107.52	$11.09
	Hypothetical (h)	2.11%	$1,000.00	$1,014.41	$10.60
I	Actual	1.11%	$1,000.00	$1,113.14	$5.85
	Hypothetical (h)	1.11%	$1,000.00	$1,019.40	$5.59
R1	Actual	2.11%	$1,000.00	$1,107.30	$11.09
	Hypothetical (h)	2.11%	$1,000.00	$1,014.41	$10.60
R2	Actual	1.61%	$1,000.00	$1,110.08	$8.47
	Hypothetical (h)	1.61%	$1,000.00	$1,016.90	$8.10
R3	Actual	1.36%	$1,000.00	$1,111.41	$7.16
	Hypothetical (h)	1.36%	$1,000.00	$1,018.15	$6.84
R4	Actual	1.11%	$1,000.00	$1,112.78	$5.85
	Hypothetical (h)	1.11%	$1,000.00	$1,019.40	$5.59
R5	Actual	1.02%	$1,000.00	$1,113.40	$5.37
	Hypothetical (h)	1.02%	$1,000.00	$1,019.85	$5.14
529A	Actual	1.41%	$1,000.00	$1,111.54	$7.42
	Hypothetical (h)	1.41%	$1,000.00	$1,017.90	$7.09
529B	Actual	2.16%	$1,000.00	$1,107.14	$11.35
	Hypothetical (h)	2.16%	$1,000.00	$1,014.16	$10.85
529C	Actual	2.16%	$1,000.00	$1,106.90	$11.35
	Hypothetical (h)	2.16%	$1,000.00	$1,014.16	$10.85

(h)	5% class return per year before expenses.
(p)	Expenses paid are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

5

PORTFOLIO OF INVESTMENTS

3/31/13 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Common Stocks - 95.8%
Issuer	Shares/Par	Value ($)
Aerospace - 0.6%
Cobham PLC	2,317,538	$8,556,945
Meggitt PLC	2,096,288	15,639,353

		$24,196,298
Airlines - 2.1%
Copa Holdings S.A., “A”	115,029	$13,758,619
Grupo Aeroportuario del Sureste S.A. de C.V., ADR	104,268	14,250,308
Koninklijke Vopak N.V.	204,499	12,329,751
Qantas Airways Ltd. (a)	7,114,176	13,236,929
Stagecoach Group PLC	6,204,930	29,283,614

		$82,859,221
Alcoholic Beverages - 0.5%
Carlsberg Group	130,695	$12,720,364
Davide Campari-Milano S.p.A.	1,102,844	8,582,047

		$21,302,411
Apparel Manufacturers - 1.8%
Burberry Group PLC	325,167	$6,566,256
Cia.Hering S.A.	666,900	11,906,516
Gerry Weber International AG	337,608	14,737,302
Li & Fung Ltd.	3,835,138	5,285,962
Stella International Holdings Ltd.	6,814,591	20,452,902
Top Glove Corp.	7,324,377	12,785,400

		$71,734,338
Automotive - 2.6%
D’Ieteren S.A.	130,956	$5,985,123
Exide Industries Ltd.	7,717,651	18,403,793
Geely Automobile Holdings Ltd.	24,224,145	11,822,691
GKN PLC	2,128,630	8,554,846
Guangzhou Automobile Group Co. Ltd., “H”	15,522,750	13,178,003
Mando Corp.	46,080	4,851,181
Motherson Sumi Systems Ltd.	5,142,955	18,393,750
Takata Corp.	393,800	7,890,217
USS Co. Ltd.	104,290	12,236,191

		$101,315,795

6

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Biotechnology - 0.2%
Abcam PLC	488,668	$3,322,716
Lonza Group AG	51,218	3,324,583

		$6,647,299
Broadcasting - 1.0%
Havas S.A.	1,952,604	$12,363,497
Nippon Television Holdings, Inc.	548,200	8,201,463
Proto Corp.	510,400	7,858,144
Rightmove PLC	421,840	11,415,581

		$39,838,685
Brokerage & Asset Managers - 5.3%
Aberdeen Asset Management PLC	7,204,280	$46,982,555
Bolsa Mexicana de Valores S.A. de C.V.	5,071,396	14,566,776
CETIP S.A. Mercados Organizados	1,029,057	12,104,161
Computershare Ltd.	1,218,705	12,973,824
Daiwa Securities Group, Inc.	2,143,000	14,926,821
Hargreaves Lansdown PLC	1,112,493	14,672,474
ICAP PLC	1,760,100	7,766,410
IG Group Holdings PLC	2,030,516	16,475,326
Osaka Securities Exchange Co. Ltd.	46,400	4,202,506
Rathbone Brothers PLC	841,667	18,658,723
Schroders PLC	1,027,246	32,902,689
Yuanta Financial Holding Co. Ltd.	23,028,360	11,736,163

		$207,968,428
Business Services - 10.6%
Amadeus Fire AG	257,970	$13,691,710
Amadeus Holdings AG	1,914,569	51,728,126
Brenntag AG	149,767	23,385,764
Brunel International N.V.	131,319	5,541,273
Bunzl PLC	5,070,654	99,774,619
Cabcharge Australia Ltd. (l)	2,190,013	10,484,095
Capgemini	139,969	6,370,131
Capita PLC	1,453,217	19,850,731
Cognizant Technology Solutions Corp., “A” (a)	171,793	13,161,062
Compass Group PLC	1,280,860	16,357,831
CTS Eventim AG	123,326	4,181,850
DKSH Holding Ltd. (a)	45,234	4,051,517
Edenred	269,908	8,833,945
Electrocomponents PLC	1,285,750	4,903,618
Intertek Group PLC	511,895	26,390,710
LPS Brasil - Consultoria de Imoveis S.A.	622,000	11,052,657
LSL Property Services PLC	2,062,655	10,554,084

7

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Business Services - continued
MITIE Group PLC	1,635,360	$6,977,451
Nomura Research Institute Ltd.	665,900	17,082,336
Premier Farnell PLC	1,989,493	6,744,167
Serco Group PLC	987,216	9,405,157
Sodexo	330,279	30,782,473
Travis Perkins PLC	343,457	7,587,926
Wolseley PLC	69,271	3,444,957

		$412,338,190
Cable TV - 2.6%
Astro Malaysia Holdings Berhad	19,492,659	$17,769,290
Dish TV India Ltd. (a)	9,303,367	11,520,969
Eutelsat Communications	226,266	7,978,460
Jupiter Telecommunications Co. Ltd.	2,049	2,686,892
Kabel Deutschland Holding AG	85,187	7,860,919
Naspers	253,769	15,745,635
SES	199,700	6,259,578
Virgin Media, Inc.	185,818	9,099,507
Ziggo N.V.	655,769	23,064,497

		$101,985,747
Chemicals - 0.4%
Nufarm Ltd.	1,410,151	$5,797,914
Victrex PLC	424,650	10,710,890

		$16,508,804
Computer Software - 1.7%
Aveva Group PLC	101,920	$3,506,083
Dassault Systemes S.A.	77,548	8,965,386
OBIC Business Consultants Co. Ltd.	128,550	7,179,582
OBIC Co. Ltd.	166,380	38,353,258
Totvs S.A.	375,300	7,701,599

		$65,705,908
Computer Software - Systems - 1.8%
Asustek Computer, Inc.	1,673,000	$20,053,562
Brother Industries Ltd.	467,000	4,879,253
Konica Minolta Holdings, Inc.	1,430,500	10,450,032
Linx S.A. (a)	544,200	8,538,368
NICE Systems Ltd. (a)	384,213	14,131,233
Venture Corp. Ltd.	1,975,000	13,794,977

		$71,847,425

8

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Conglomerates - 0.9%
Alfa S.A.B de C.V.	3,507,205	$8,590,003
DCC PLC	417,836	14,704,029
First Pacific Co. Ltd.	4,322,800	5,870,798
Smiths Group PLC	297,887	5,689,488

		$34,854,318
Construction - 2.3%
Bellway PLC	2,392,407	$47,147,794
China Shanshui Cement Group Ltd.	6,599,891	3,808,402
Corporacion GEO S.A.B. de C.V. (a)	3,883,066	2,346,111
Geberit AG	82,915	20,418,583
PDG Realty S.A.	3,634,900	5,656,384
Semen Indonesia Persero Tbk PT	4,574,720	8,332,652
Urbi Desarrollos Urbanos S.A.B. de C.V. (a)	4,150,309	1,071,787

		$88,781,713
Consumer Products - 3.8%
Beiersdorf AG	237,063	$21,894,025
Christian Dior S.A.	234,351	38,876,685
Dabur India Ltd.	6,487,750	16,367,272
Henkel KGaA, IPS	234,897	22,612,455
Kimberly-Clark de Mexico S.A. de C.V., “A”	3,459,224	12,110,374
Milbon Co. Ltd.	180,730	6,447,789
PZ Cussons	482,226	2,955,785
Shiseido Co. Ltd.	199,700	2,813,781
Uni-Charm Corp.	420,500	24,869,240

		$148,947,406
Consumer Services - 2.2%
Abril Educacao S.A., IEU	375,190	$8,728,021
Anhanguera Educacional Participacoes S.A.	565,000	9,118,711
Dignity PLC	1,660,426	35,825,660
Estacio Participacoes S.A.	511,840	10,973,870
Kakaku.com, Inc.	129,800	3,191,939
Kroton Educacional S.A.	1,034,310	13,218,525
Rakuten	392,200	3,985,298

		$85,042,024
Containers - 1.0%
Klabin S.A., IPS	1,115,600	$7,621,958
Mayr-Melnhof Karton AG	113,296	12,408,324
Viscofan S.A.	325,526	17,070,656

		$37,100,938

9

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Electrical Equipment - 1.9%
Domino Printing Sciences PLC	1,071,206	$10,400,643
IMI PLC	604,236	11,889,476
Kaba Holding AG	3,798	1,478,779
Keyence Corp.	14,000	4,255,893
Legrand S.A.	234,412	10,223,563
OMRON Corp.	92,921	2,288,986
Pfeiffer Vacuum Technology AG	62,066	6,846,881
Sensata Technologies Holding B.V. (a)	89,768	2,950,674
Spectris PLC	654,081	24,408,789

		$74,743,684
Electronics - 2.6%
Advantech Co. Ltd.	3,496,787	$14,362,327
ASM International N.V.	302,129	10,033,770
Chroma Ate, Inc.	6,314,000	15,094,324
Halma PLC	1,229,543	9,677,425
Hirose Electric Co. Ltd.	71,508	9,650,315
Infineon Technologies AG	1,142,832	9,025,084
Seoul Semiconductor Co. Ltd.	467,465	12,156,151
Siliconware Precision Industries Co.	14,384,000	16,397,519
Stanley Electric Co. Ltd.	213,431	3,755,098

		$100,152,013
Energy - Independent - 1.1%
Athabasca Oil Corp. (a)	340,004	$3,036,884
Cairn Energy PLC (a)	2,719,715	11,302,306
Canadian Oil Sands Ltd.	607,950	12,509,063
Gran Tierra Energy, Inc. (a)	1,973,070	11,496,812
Japan Petroleum Exploration Co. Ltd.	160,800	6,377,023

		$44,722,088
Engineering - Construction - 1.1%
JGC Corp.	874,000	$22,077,363
Outotec Oyj (l)	380,668	5,578,029
Promotora y Operadora de Infraestructura S.A.B. de C.V. (a)	1,493,860	12,110,772
Toshiba Plant Kensetsu Co. Ltd.	262,000	3,188,065

		$42,954,229
Food & Beverages - 3.5%
Arca Continental S.A.B de C.V.	1,170,018	$8,793,663
Associated British Foods PLC	309,664	8,944,564
Booker Group PLC	7,957,910	14,691,348
Britvic PLC	1,771,399	11,961,256
Chr. Hansen Holding A/S	381,205	14,146,017

10

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Food & Beverages - continued
Coca-Cola Hellenic Bottling Co. S.A.	311,598	$8,348,897
D.E Master Blenders 1753 N.V. (a)	247,051	3,816,470
Kerry Group PLC	293,303	17,479,036
M. Dias Branco S.A. Industria e Comercio de Alimentos	458,500	18,233,543
Shenguan Holdings Group Ltd.	28,421,505	14,754,053
Tate & Lyle PLC	350,372	4,525,167
Want Want China Holdings Ltd.	6,009,146	9,211,258

		$134,905,272
Food & Drug Stores - 3.6%
Alimentation Couche-Tard, Inc.	226,727	$12,266,472
Brazil Pharma S.A.	1,446,000	10,086,462
Cosmos Pharmaceutical Corp.	96,900	12,593,502
CP All PLC	10,183,730	16,080,489
Dairy Farm International Holdings Ltd.	680,109	8,229,319
E-Mart Co. Ltd.	37,052	7,334,719
FamilyMart Co. Ltd.	116,700	5,390,157
Lawson, Inc.	272,600	20,984,816
O’Key Group S.A., GDR	1,918,350	21,869,190
Raia Drogasil S.A.	557,200	5,929,153
Sundrug Co. Ltd.	251,400	11,144,564
Wumart Stores, Inc.	4,828,514	8,732,525

		$140,641,368
Furniture & Appliances - 0.1%
SEB S.A.	34,866	$2,411,022

Gaming & Lodging - 1.0%
Ladbrokes PLC	1,385,818	$4,754,627
Minor International Public Co. Ltd.	5,437,159	4,529,419
Paddy Power PLC	143,196	12,890,799
Shangri-La Asia Ltd.	3,740,895	7,344,824
William Hill PLC	1,616,668	9,086,393

		$38,606,062
General Merchandise - 1.4%
BIM Birlesik Magazalar A.S.	90,815	$4,441,629
Clicks Group Ltd.	835,682	5,248,979
David Jones Ltd.	1,241,256	3,875,532
Dollarama, Inc.	425,987	27,303,854
Lojas Renner S.A.	132,100	4,912,678
Mitra Adiperkasa Tbk.	3,224,192	3,019,310
Seria Co. Ltd.	304,800	7,579,546

		$56,381,528

11

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Health Maintenance Organizations - 0.2%
Odontoprev S.A.	1,584,900	$7,211,031

Insurance - 3.4%
Admiral Group PLC	315,127	$6,377,877
Amlin PLC	2,265,989	14,581,344
Brasil Insurance Paticipaco e Administracao S.A.	1,168,200	12,950,183
Catlin Group Ltd.	1,450,800	11,485,016
Hiscox Ltd. (a)	4,383,448	36,632,359
Insurance Australia Group Ltd.	2,318,075	13,815,334
Jardine Lloyd Thompson Group PLC	1,312,667	16,973,463
Samsung Fire & Marine Insurance Co. Ltd. (a)	37,191	7,295,306
Sony Financial Holdings, Inc.	366,800	5,491,484
Storebrand A.S.A. (a)	1,529,645	5,975,123

		$131,577,489
Internet - 0.1%
51job, Inc., ADR (a)	49,079	$2,915,783

Leisure & Toys - 0.1%
Shimano, Inc.	51,800	$4,372,584

Machinery & Tools - 3.0%
Aalberts Industries N.V.	214,989	$4,808,121
Burckhardt Compression Holding AG	26,387	9,877,747
ElringKlinger AG	240,204	7,279,740
Faiveley S.A.	31,382	1,986,241
Finning International, Inc.	323,583	8,047,446
GEA Group AG	745,431	24,569,576
GLORY Ltd.	85,400	2,048,403
Neopost S.A.	149,062	8,930,943
Rotork PLC	189,304	8,353,005
Sinotruk (Hong Kong) Ltd.	9,898,878	5,342,681
Spirax-Sarco Engineering PLC	266,398	10,876,395
T.K. Corp. (a)	749,514	16,152,302
Thermax Ltd.	656,296	6,813,824

		$115,086,424
Medical & Health Technology & Services - 1.5%
Diagnosticos da America S.A.	1,088,200	$6,230,573
Fleury S.A.	581,200	5,443,770
Hogy Medical Co. Ltd.	45,900	2,500,181
Kobayashi Pharmaceutical Co. Ltd.	360,200	17,382,767

12

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Medical & Health Technology & Services - continued
Miraca Holdings, Inc.	550,200	$26,785,591

		$58,342,882
Medical Equipment - 2.4%
Fisher & Paykel Healthcare Corp. Ltd.	9,796,600	$21,482,064
Nakanishi, Inc.	83,700	10,238,097
Nihon Kohden Corp.	234,100	8,152,984
Smith & Nephew PLC	751,197	8,674,686
Sonova Holding AG	304,500	36,546,417
Sysmex Corp.	81,500	5,010,459
William Demant Holdings A/S (a)	19,310	1,618,091

		$91,722,798
Metals & Mining - 1.1%
Iluka Resources Ltd. (l)	2,627,033	$25,680,538
MOIL Ltd.	1,489,646	6,133,086
Usinas Siderurgicas de Minas Gerais S.A., “A”, IPS (a)	1,973,000	10,516,819

		$42,330,443
Network & Telecom - 0.9%
VTech Holdings Ltd.	2,790,444	$34,021,476

Oil Services - 1.6%
AMEC PLC	1,157,545	$18,573,260
Fugro N.V.	156,796	8,679,721
Global Ports Investments PLC, GDR	334,708	4,970,414
John Wood Group PLC	848,627	11,173,050
Petroleum Geo-Services ASA	212,954	3,295,244
Schoeller-Bleckmann Nooter Apparatetechnik GMBH	76,590	7,670,478
Technip	85,010	8,716,448

		$63,078,615
Other Banks & Diversified Financials - 4.7%
Aeon Credit Service Co. Ltd.	655,400	$18,608,405
Canadian Western Bank	302,011	8,413,100
Chiba Bank Ltd.	1,898,451	13,606,439
Credicorp Ltd.	178,004	29,557,564
Federal Bank Ltd.	2,013,395	17,826,993
Julius Baer Group Ltd.	158,923	6,181,083
Jyske Bank (a)	773,121	26,323,086
Public Bank Berhad	2,272,377	11,958,719
Shizuoka Bank Ltd.	920,000	10,354,640
Sydbank A/S (a)	1,105,069	22,632,123

13

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Other Banks & Diversified Financials - continued
TISCO Financial Group Public Co. Ltd.	1,675,382	$3,174,589
Wing Hang Bank	1,236,160	13,160,302

		$181,797,043
Pharmaceuticals - 2.0%
Genomma Lab Internacional S.A., “B” (a)	4,554,491	$11,173,556
Hisamitsu Pharmaceutical Co., Inc.	87,100	4,753,599
Santen Pharmaceutical Co. Ltd.	512,300	24,206,148
Tsumura & Co.	174,000	6,420,153
Virbac SA	134,256	30,929,288

		$77,482,744
Pollution Control - 0.3%
Daiseki Co. Ltd.	616,200	$10,357,237

Printing & Publishing - 0.1%
De La Rue PLC	264,979	$3,929,593

Railroad & Shipping - 0.1%
Precious Shipping Public Co. Ltd.	8,486,318	$5,273,164

Real Estate - 2.8%
Ascendas India Trust, REIT	24,039,000	$16,010,112
Asian Property Development Public Co. Ltd.	7,954,824	2,512,193
Brasil Brokers Participacoes S.A.	2,811,400	10,055,347
Deutsche Wohnen AG	1,218,278	22,146,789
GSW Immobilien AG	224,298	8,873,796
Macquarie Mexico Real Estate S.A. de C.V., REIT (a)	4,207,265	9,395,792
Midland Holdings Ltd.	33,339,351	14,779,611
Multiplan Empreendimentos	450,546	12,768,842
Supalai PLC	11,062,141	7,742,366
TAG Immobilien AG	364,930	4,177,815

		$108,462,663
Restaurants - 1.2%
Ajisen (China) Holdings Ltd.	11,874,037	$9,432,140
Arcos Dorados Holdings, Inc.	622,279	8,214,083
Domino’s Pizza UK & IRL PLC	1,841,807	16,861,162
Whitbread PLC	320,233	12,495,322

		$47,002,707
Special Products & Services - 0.4%
Filtrona PLC	1,548,359	$17,127,319

14

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Specialty Chemicals - 5.3%
Air Water, Inc.	337,000	$4,837,800
Chugoku Marine Paints Ltd.	686,000	3,627,394
Croda International PLC	2,295,838	95,687,097
Elementis PLC	3,232,820	12,805,864
Fuchs Petrolub AG, IPS	218,168	18,342,165
Japan Pure Chemical Co. Ltd.	374	877,617
Kansai Paint Co. Ltd.	930,000	10,328,945
Mexichem S.A.B de C.V.	1,278,910	6,880,606
Sika AG	7,307	17,755,471
SK KAKEN Co. Ltd.	52,000	2,722,022
Symrise AG	785,955	31,144,748
Tikkurila Oyj	129,611	2,725,046

		$207,734,775
Specialty Stores - 2.9%
ABC-Mart, Inc.	325,000	$12,371,257
Cj O Shopping Co. Ltd.	37,984	10,215,879
Delticom AG	38,633	1,774,819
Esprit Holdings Ltd.	3,136,999	3,784,201
Hyundai Home Shopping Network Corp.	50,309	6,269,669
JB Hi-Fi Ltd. (l)	472,392	7,283,244
M.Video OJSC	708,910	5,630,676
MonotaRO Co. Ltd.	332,300	16,018,709
NEXT PLC	465,480	30,879,559
Nitori Co. Ltd.	78,450	5,997,452
Point, Inc.	50,150	2,470,758
Shimamura Co. Ltd.	47,400	5,596,602
Yamada Denki Co. Ltd.	78,550	3,582,207

		$111,875,032
Telecommunications - Wireless - 0.4%
TIM Participacoes S.A., ADR	644,970	$14,111,944

Telephone Services - 1.0%
Bezeq - The Israel Telecommunication Corp. Ltd.	4,489,125	$6,215,239
Empresa Nacional de Telecomunicaciones S.A.	248,968	5,267,797
PT XL Axiata Tbk	37,931,387	20,492,903
TDC A.S.	805,600	6,190,902

		$38,166,841
Tobacco - 0.4%
Swedish Match AB	516,460	$16,013,466

15

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Trucking - 1.4%
DSV A.S.	1,005,624	$24,296,074
Kintetsu World Express, Inc.	192,900	7,035,586
Yamato Holdings Co. Ltd.	1,159,300	21,418,369

		$52,750,029
Utilities - Electric Power - 0.6%
Energias do Brasil S.A.	2,112,200	$13,251,792
Tractebel Energia S.A.	595,500	10,181,675

		$23,433,467
Utilities - Water - 0.2%
Aguas Andinas S.A., “A”	10,864,894	$8,514,266
Total Common Stocks (Identified Cost, $2,929,488,314)		$3,729,184,029

Collateral for Securities Loaned - 0.5%
Morgan Stanley, Repurchase Agreement, 0.19%, dated 3/28/13, due 4/1/13, total to be received $20,594,182 (secured by U.S. Treasury and Federal Agency obligations valued at $21,005,629 in an individually traded account), at Cost and Value	$20,593,747	$20,593,747

Money Market Funds - 4.1%
MFS Institutional Money Market Portfolio, 0.14%, at Cost and Net Asset Value (v)	157,132,620	$157,132,620
Total Investments (Identified Cost, $3,107,214,681)		$3,906,910,396

Other Assets, Less Liabilities - (0.4)%		(16,425,020)
Net Assets - 100.0%		$3,890,485,376

(a)	Non-income producing security.
(l)	A portion of this security is on loan.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
IEU	International Equity Unit
IPS	International Preference Stock
PLC	Public Limited Company
REIT	Real Estate Investment Trust

See Notes to Financial Statements

16

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 3/31/13 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments-
Non-affiliated issuers, at value (identified cost, $2,950,082,061)	$3,749,777,776
Underlying affiliated funds, at cost and value	157,132,620
Total investments, at value, including $19,037,422 of securities on loan (identified cost, $3,107,214,681)	$3,906,910,396
Foreign currency, at value (identified cost, $671,505)	667,760
Receivables for
Investments sold	1,964
Fund shares sold	16,660,238
Interest and dividends	9,570,962
Other assets	18,741
Total assets	$3,933,830,061
Liabilities
Payable to custodian	$342,660
Payables for
Investments purchased	10,163,430
Fund shares reacquired	4,367,199
Collateral for securities loaned, at value	20,593,747
Payable to affiliates
Investment adviser	524,460
Shareholder servicing costs	1,716,719
Distribution and service fees	89,922
Program manager fees	52
Payable for independent Trustees’ compensation	10,427
Deferred country tax expense payable	5,175,618
Accrued expenses and other liabilities	360,451
Total liabilities	$43,344,685
Net assets	$3,890,485,376
Net assets consist of
Paid-in capital	$3,355,526,357
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies (net of $5,175,618 deferred country tax)	798,471,288
Accumulated net realized gain (loss) on investments and foreign currency	(265,419,965)
Undistributed net investment income	1,907,696
Net assets	$3,890,485,376
Shares of beneficial interest outstanding	151,174,977

17

Statement of Assets and Liabilities (unaudited) – continued

	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$1,454,947,604	57,001,337	$25.52
Class B	39,026,151	1,581,755	24.67
Class C	169,962,263	6,955,671	24.44
Class I	1,132,892,474	43,206,514	26.22
Class R1	6,506,179	272,767	23.85
Class R2	63,667,355	2,556,192	24.91
Class R3	129,154,966	5,094,324	25.35
Class R4	365,767,648	14,336,450	25.51
Class R5	520,851,053	19,857,903	26.23
Class 529A	5,266,617	209,300	25.16
Class 529B	691,843	29,029	23.83
Class 529C	1,751,223	73,735	23.75

(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Classes A and 529A, for which the maximum offering prices per share were $27.08 [100 / 94.25 x $25.52] and $26.69 [100 / 94.25 x $25.16], respectively. On sales of $50,000 or more, the maximum offering prices of Class A and Class 529A shares are reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, Class C, Class 529B, and Class 529C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, R5, and 529A.

See Notes to Financial Statements

18

Financial Statements

STATEMENT OF OPERATIONS

Six months ended 3/31/13 (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net investment income
Income
Dividends	$25,291,108
Interest	271,140
Dividends from underlying affiliated funds	576,315
Foreign taxes withheld	(1,015,639)
Total investment income	$25,122,924
Expenses
Management fee	$16,597,513
Distribution and service fees	2,987,074
Program manager fees	3,593
Shareholder servicing costs	1,866,718
Administrative services fee	232,435
Independent Trustees’ compensation	26,685
Custodian fee	543,433
Shareholder communications	86,705
Audit and tax fees	29,607
Legal fees	19,489
Miscellaneous	189,384
Total expenses	$22,582,636
Fees paid indirectly	(140)
Reduction of expenses by investment adviser and distributor	(5,436)
Net expenses	$22,577,060
Net investment income	$2,545,864
Realized and unrealized gain (loss) on investments and foreign currency
Realized gain (loss) (identified cost basis)
Investments (net of $1,237,408 country tax)	$112,374,539
Foreign currency	(385,328)
Net realized gain (loss) on investments and foreign currency	$111,989,211
Change in unrealized appreciation (depreciation)
Investments (net of $2,227,089 increase in deferred country tax)	$267,872,754
Translation of assets and liabilities in foreign currencies	(15,784)
Net unrealized gain (loss) on investments and foreign currency translation	$267,856,970
Net realized and unrealized gain (loss) on investments and foreign currency	$379,846,181
Change in net assets from operations	$382,392,045

See Notes to Financial Statements

19

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

Change in net assets	Six months ended 3/31/13 (unaudited)	Year ended 9/30/12
From operations
Net investment income	$2,545,864	$36,821,969
Net realized gain (loss) on investments and foreign currency	111,989,211	20,843,334
Net unrealized gain (loss) on investments and foreign currency translation	267,856,970	563,995,366
Change in net assets from operations	$382,392,045	$621,660,669
Distributions declared to shareholders
From net investment income	$(40,380,082)	$(31,029,975)
Change in net assets from fund share transactions	$198,937,878	$264,394,944
Total change in net assets	$540,949,841	$855,025,638
Net assets
At beginning of period	3,349,535,535	2,494,509,897
At end of period (including undistributed net investment income of $1,907,696 and $39,741,914, respectively)	$3,890,485,376	$3,349,535,535

See Notes to Financial Statements

20

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 3/31/13 (unaudited)		Years ended 9/30
Class A			2012	2011	2010	2009	2008

Net asset value, beginning of period	$23.23		$18.94	$20.24	$17.43	$17.39	$30.87
Income (loss) from investment operations
Net investment income (d)	$0.01		$0.25	$0.24	$0.21	$0.20	$0.27
Net realized and unrealized gain (loss) on investments and foreign currency	2.54		4.28	(1.34)	2.80	1.05	(8.25)
Total from investment operations	$2.55		$4.53	$(1.10)	$3.01	$1.25	$(7.98)
Less distributions declared to shareholders
From net investment income	$(0.26)		$(0.24)	$(0.20)	$(0.20)	$(0.26)	$(0.27)
From net realized gain on investments	—		—	—	—	(0.95)	(5.23)
Total distributions declared to shareholders	$(0.26)		$(0.24)	$(0.20)	$(0.20)	$(1.21)	$(5.50)
Net asset value, end of period (x)	$25.52		$23.23	$18.94	$20.24	$17.43	$17.39
Total return (%) (r)(s)(t)(x)	11.06	(n)	24.13	(5.53)	17.43	9.88	(31.08)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.36	(a)	1.41	1.43	1.44	1.54	1.50
Expenses after expense reductions (f)	1.36	(a)	1.41	1.42	1.44	1.52	1.45
Net investment income	0.05	(a)	1.19	1.12	1.14	1.48	1.14
Portfolio turnover	9	(n)	21	44	34	42	66
Net assets at end of period (000 omitted)	$1,454,948		$1,309,494	$1,199,483	$1,359,614	$1,253,375	$1,472,636

See Notes to Financial Statements

21

Financial Highlights – continued

	Six months ended 3/31/13 (unaudited)		Years ended 9/30
Class B			2012	2011	2010	2009	2008

Net asset value, beginning of period	$22.34		$18.15	$19.38	$16.70	$16.66	$29.76
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.09)		$0.07	$0.07	$0.06	$0.09	$0.10
Net realized and unrealized gain (loss) on investments and foreign currency	2.46		4.14	(1.27)	2.70	1.02	(7.93)
Total from investment operations	$2.37		$4.21	$(1.20)	$2.76	$1.11	$(7.83)
Less distributions declared to shareholders
From net investment income	$(0.04)		$(0.02)	$(0.03)	$(0.08)	$(0.12)	$(0.04)
From net realized gain on investments	—		—	—	—	(0.95)	(5.23)
Total distributions declared to shareholders	$(0.04)		$(0.02)	$(0.03)	$(0.08)	$(1.07)	$(5.27)
Net asset value, end of period (x)	$24.67		$22.34	$18.15	$19.38	$16.70	$16.66
Total return (%) (r)(s)(t)(x)	10.63	(n)	23.21	(6.21)	16.59	9.05	(31.57)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.11	(a)	2.16	2.17	2.19	2.26	2.15
Expenses after expense reductions (f)	2.11	(a)	2.16	2.17	2.19	2.26	2.15
Net investment income (loss)	(0.74	)(a)	0.36	0.32	0.33	0.70	0.42
Portfolio turnover	9	(n)	21	44	34	42	66
Net assets at end of period (000 omitted)	$39,026		$45,496	$57,379	$85,229	$101,608	$143,620

See Notes to Financial Statements

22

Financial Highlights – continued

	Six months ended 3/31/13 (unaudited)		Years ended 9/30
Class C			2012	2011	2010	2009	2008

Net asset value, beginning of period	$22.17		$18.06	$19.31	$16.66	$16.61	$29.69
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.08)		$0.09	$0.08	$0.07	$0.09	$0.09
Net realized and unrealized gain (loss) on investments and foreign currency	2.45		4.08	(1.27)	2.68	1.01	(7.89)
Total from investment operations	$2.37		$4.17	$(1.19)	$2.75	$1.10	$(7.80)
Less distributions declared to shareholders
From net investment income	$(0.10)		$(0.06)	$(0.06)	$(0.10)	$(0.10)	$(0.05)
From net realized gain on investments	—		—	—	—	(0.95)	(5.23)
Total distributions declared to shareholders	$(0.10)		$(0.06)	$(0.06)	$(0.10)	$(1.05)	$(5.28)
Net asset value, end of period (x)	$24.44		$22.17	$18.06	$19.31	$16.66	$16.61
Total return (%) (r)(s)(t)(x)	10.71	(n)	23.17	(6.20)	16.57	9.04	(31.55)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.11	(a)	2.16	2.18	2.19	2.26	2.15
Expenses after expense reductions (f)	2.11	(a)	2.16	2.17	2.19	2.26	2.15
Net investment income	(0.70	)(a)	0.45	0.37	0.38	0.71	0.41
Portfolio turnover	9	(n)	21	44	34	42	66
Net assets at end of period (000 omitted)	$169,962		$152,757	$142,778	$170,747	$166,342	$220,821

See Notes to Financial Statements

23

Financial Highlights – continued

	Six months ended 3/31/13 (unaudited)		Years ended 9/30
Class I			2012	2011	2010	2009	2008

Net asset value, beginning of period	$23.88		$19.48	$20.80	$17.90	$17.85	$31.55
Income (loss) from investment operations
Net investment income (d)	$0.04		$0.33	$0.32	$0.27	$0.23	$0.37
Net realized and unrealized gain (loss) on investments and foreign currency	2.62		4.37	(1.39)	2.87	1.09	(8.48)
Total from investment operations	$2.66		$4.70	$(1.07)	$3.14	$1.32	$(8.11)
Less distributions declared to shareholders
From net investment income	$(0.32)		$(0.30)	$(0.25)	$(0.24)	$(0.32)	$(0.36)
From net realized gain on investments	—		—	—	—	(0.95)	(5.23)
Total distributions declared to shareholders	$(0.32)		$(0.30)	$(0.25)	$(0.24)	$(1.27)	$(5.59)
Net asset value, end of period (x)	$26.22		$23.88	$19.48	$20.80	$17.90	$17.85
Total return (%) (r)(s)(x)	11.23	(n)	24.40	(5.27)	17.72	10.19	(30.87)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.11	(a)	1.16	1.18	1.19	1.26	1.15
Expenses after expense reductions (f)	1.11	(a)	1.16	1.18	1.19	1.26	1.15
Net investment income	0.29	(a)	1.52	1.42	1.42	1.66	1.51
Portfolio turnover	9	(n)	21	44	34	42	66
Net assets at end of period (000 omitted)	$1,132,892		$968,523	$845,262	$774,647	$584,559	$691,978

See Notes to Financial Statements

24

Financial Highlights – continued

	Six months ended 3/31/13 (unaudited)		Years ended 9/30
Class R1			2012	2011	2010	2009	2008

Net asset value, beginning of period	$21.64		$17.65	$18.89	$16.33	$16.37	$29.42
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.06)		$0.09	$0.07	$0.07	$0.10	$0.10
Net realized and unrealized gain (loss) on investments and foreign currency	2.36		3.99	(1.24)	2.61	0.97	(7.79)
Total from investment operations	$2.30		$4.08	$(1.17)	$2.68	$1.07	$(7.69)
Less distributions declared to shareholders
From net investment income	$(0.09)		$(0.09)	$(0.07)	$(0.12)	$(0.16)	$(0.13)
From net realized gain on investments	—		—	—	—	(0.95)	(5.23)
Total distributions declared to shareholders	$(0.09)		$(0.09)	$(0.07)	$(0.12)	$(1.11)	$(5.36)
Net asset value, end of period (x)	$23.85		$21.64	$17.65	$18.89	$16.33	$16.37
Total return (%) (r)(s)(x)	10.68	(n)	23.20	(6.21)	16.51	9.07	(31.54)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.11	(a)	2.16	2.18	2.19	2.25	2.20
Expenses after expense reductions (f)	2.11	(a)	2.16	2.18	2.19	2.25	2.20
Net investment income	(0.51	)(a)	0.46	0.35	0.41	0.80	0.44
Portfolio turnover	9	(n)	21	44	34	42	66
Net assets at end of period (000 omitted)	$6,506		$2,869	$2,560	$2,881	$2,476	$2,399

See Notes to Financial Statements

25

Financial Highlights – continued

	Six months ended 3/31/13 (unaudited)		Years ended 9/30
Class R2			2012	2011	2010	2009	2008

Net asset value, beginning of period	$22.66		$18.47	$19.75	$17.02	$17.04	$30.35
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.02)		$0.20	$0.19	$0.16	$0.17	$0.29
Net realized and unrealized gain (loss) on investments and foreign currency	2.49		4.17	(1.31)	2.74	1.00	(8.18)
Total from investment operations	$2.47		$4.37	$(1.12)	$2.90	$1.17	$(7.89)
Less distributions declared to shareholders
From net investment income	$(0.22)		$(0.18)	$(0.16)	$(0.17)	$(0.24)	$(0.19)
From net realized gain on investments	—		—	—	—	(0.95)	(5.23)
Total distributions declared to shareholders	$(0.22)		$(0.18)	$(0.16)	$(0.17)	$(1.19)	$(5.42)
Net asset value, end of period (x)	$24.91		$22.66	$18.47	$19.75	$17.02	$17.04
Total return (%) (r)(s)(x)	10.96	(n)	23.82	(5.76)	17.17	9.58	(31.24)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.61	(a)	1.66	1.68	1.69	1.75	1.68
Expenses after expense reductions (f)	1.61	(a)	1.66	1.67	1.69	1.75	1.68
Net investment income	(0.19	)(a)	0.99	0.91	0.89	1.27	1.27
Portfolio turnover	9	(n)	21	44	34	42	66
Net assets at end of period (000 omitted)	$63,667		$48,637	$40,259	$42,679	$39,097	$44,529

See Notes to Financial Statements

26

Financial Highlights – continued

	Six months ended 3/31/13 (unaudited)		Years ended 9/30
Class R3			2012	2011	2010	2009	2008

Net asset value, beginning of period	$23.09		$18.85	$20.16	$17.36	$17.34	$30.82
Income (loss) from investment operations
Net investment income (d)	$0.01		$0.27	$0.32	$0.21	$0.21	$0.29
Net realized and unrealized gain (loss) on investments and foreign currency	2.52		4.23	(1.42)	2.80	1.04	(8.27)
Total from investment operations	$2.53		$4.50	$(1.10)	$3.01	$1.25	$(7.98)
Less distributions declared to shareholders
From net investment income	$(0.27)		$(0.26)	$(0.21)	$(0.21)	$(0.28)	$(0.27)
From net realized gain on investments	—		—	—	—	(0.95)	(5.23)
Total distributions declared to shareholders	$(0.27)		$(0.26)	$(0.21)	$(0.21)	$(1.23)	$(5.50)
Net asset value, end of period (x)	$25.35		$23.09	$18.85	$20.16	$17.36	$17.34
Total return (%) (r)(s)(x)	11.05	(n)	24.15	(5.55)	17.48	9.92	(31.12)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.36	(a)	1.41	1.44	1.44	1.50	1.44
Expenses after expense reductions (f)	1.36	(a)	1.41	1.44	1.44	1.50	1.44
Net investment income	0.08	(a)	1.29	1.46	1.18	1.55	1.25
Portfolio turnover	9	(n)	21	44	34	42	66
Net assets at end of period (000 omitted)	$129,155		$93,526	$57,720	$21,895	$15,821	$15,391

See Notes to Financial Statements

27

Financial Highlights – continued

	Six months ended 3/31/13 (unaudited)		Years ended 9/30
Class R4			2012	2011	2010	2009	2008

Net asset value, beginning of period	$23.25		$18.97	$20.26	$17.44	$17.43	$30.92
Income (loss) from investment operations
Net investment income (d)	$0.04		$0.34	$0.35	$0.29	$0.27	$0.35
Net realized and unrealized gain (loss) on investments and foreign currency	2.54		4.24	(1.39)	2.77	1.01	(8.28)
Total from investment operations	$2.58		$4.58	$(1.04)	$3.06	$1.28	$(7.93)
Less distributions declared to shareholders
From net investment income	$(0.32)		$(0.30)	$(0.25)	$(0.24)	$(0.32)	$(0.33)
From net realized gain on investments	—		—	—	—	(0.95)	(5.23)
Total distributions declared to shareholders	$(0.32)		$(0.30)	$(0.25)	$(0.24)	$(1.27)	$(5.56)
Net asset value, end of period (x)	$25.51		$23.25	$18.97	$20.26	$17.44	$17.43
Total return (%) (r)(s)(x)	11.19	(n)	24.42	(5.26)	17.73	10.20	(30.90)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.11	(a)	1.16	1.19	1.20	1.24	1.18
Expenses after expense reductions (f)	1.11	(a)	1.16	1.19	1.20	1.24	1.18
Net investment income	0.31	(a)	1.60	1.61	1.56	1.96	1.45
Portfolio turnover	9	(n)	21	44	34	42	66
Net assets at end of period (000 omitted)	$365,768		$282,570	$143,620	$50,050	$21,166	$13,716

See Notes to Financial Statements

28

Financial Highlights – continued

Class R5	Six months ended 3/31/13 (unaudited)		Period ended 9/30/12 (i)
Net asset value, beginning of period	$23.88		$21.12
Income (loss) from investment operations
Net investment income (d)	$0.05		$0.12
Net realized and unrealized gain (loss) on investments and foreign currency	2.62		2.64	(g)
Total from investment operations	$2.67		$2.76
Less distributions declared to shareholders
From net investment income	$(0.32)		$—
Net asset value, end of period (x)	$26.23		$23.88
Total return (%) (r)(s)(x)	11.30	(n)	13.07	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.02	(a)	1.05	(a)
Expenses after expense reductions (f)	1.02	(a)	1.05	(a)
Net investment income	0.40	(a)	1.61	(a)
Portfolio turnover	9	(n)	21
Net assets at end of period (000 omitted)	$520,851		$438,906

See Notes to Financial Statements

29

Financial Highlights – continued

	Six months ended 3/31/13 (unaudited)		Years ended 9/30
Class 529A			2012	2011	2010	2009	2008

Net asset value, beginning of period	$22.90		$18.68	$19.97	$17.21	$17.18	$30.54
Income (loss) from investment operations
Net investment income (d)	$(0.00	)(w)	$0.25	$0.23	$0.20	$0.19	$0.23
Net realized and unrealized gain (loss) on investments and foreign currency	2.51		4.20	(1.33)	2.75	1.03	(8.17)
Total from investment operations	$2.51		$4.45	$(1.10)	$2.95	$1.22	$(7.94)
Less distributions declared to shareholders
From net investment income	$(0.25)		$(0.23)	$(0.19)	$(0.19)	$(0.24)	$(0.19)
From net realized gain on investments	—		—	—	—	(0.95)	(5.23)
Total distributions declared to shareholders	$(0.25)		$(0.23)	$(0.19)	$(0.19)	$(1.19)	$(5.42)
Net asset value, end of period (x)	$25.16		$22.90	$18.68	$19.97	$17.21	$17.18
Total return (%) (r)(s)(t)(x)	11.07	(n)	24.03	(5.60)	17.29	9.75	(31.22)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.46	(a)	1.51	1.53	1.54	1.63	1.68
Expenses after expense reductions (f)	1.41	(a)	1.46	1.51	1.54	1.63	1.68
Net investment income (loss)	(0.01	)(a)	1.18	1.08	1.11	1.45	1.00
Portfolio turnover	9	(n)	21	44	34	42	66
Net assets at end of period (000 omitted)	$5,267		$4,637	$3,788	$3,607	$2,648	$2,337

See Notes to Financial Statements

30

Financial Highlights – continued

	Six months ended 3/31/13 (unaudited)		Years ended 9/30
Class 529B			2012	2011	2010	2009	2008

Net asset value, beginning of period	$21.62		$17.60	$18.84	$16.27	$16.32	$29.29
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.09)		$0.07	$0.05	$0.05	$0.09	$0.07
Net realized and unrealized gain (loss) on investments and foreign currency	2.38		4.00	(1.23)	2.61	0.96	(7.79)
Total from investment operations	$2.29		$4.07	$(1.18)	$2.66	$1.05	$(7.72)
Less distributions declared to shareholders
From net investment income	$(0.08)		$(0.05)	$(0.06)	$(0.09)	$(0.15)	$(0.02)
From net realized gain on investments	—		—	—	—	(0.95)	(5.23)
Total distributions declared to shareholders	$(0.08)		$(0.05)	$(0.06)	$(0.09)	$(1.10)	$(5.25)
Net asset value, end of period (x)	$23.83		$21.62	$17.60	$18.84	$16.27	$16.32
Total return (%) (r)(s)(t)(x)	10.62	(n)	23.16	(6.31)	16.44	8.98	(31.69)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.21	(a)	2.26	2.27	2.29	2.35	2.33
Expenses after expense reductions (f)	2.16	(a)	2.21	2.26	2.29	2.35	2.33
Net investment income (loss)	(0.76	)(a)	0.35	0.25	0.28	0.73	0.31
Portfolio turnover	9	(n)	21	44	34	42	66
Net assets at end of period (000 omitted)	$692		$627	$634	$834	$758	$652

See Notes to Financial Statements

31

Financial Highlights – continued

	Six months ended 3/31/13 (unaudited)		Years ended 9/30
Class 529C			2012	2011	2010	2009	2008

Net asset value, beginning of period	$21.59		$17.63	$18.88	$16.32	$16.33	$29.31
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.08)		$0.10	$0.08	$0.06	$0.10	$0.08
Net realized and unrealized gain (loss) on investments and foreign currency	2.37		3.96	(1.26)	2.61	0.97	(7.81)
Total from investment operations	$2.29		$4.06	$(1.18)	$2.67	$1.07	$(7.73)
Less distributions declared to shareholders
From net investment income	$(0.13)		$(0.10)	$(0.07)	$(0.11)	$(0.13)	$(0.02)
From net realized gain on investments	—		—	—	—	(0.95)	(5.23)
Total distributions declared to shareholders	$(0.13)		$(0.10)	$(0.07)	$(0.11)	$(1.08)	$(5.25)
Net asset value, end of period (x)	$23.75		$21.59	$17.63	$18.88	$16.32	$16.33
Total return (%) (r)(s)(t)(x)	10.64	(n)	23.12	(6.29)	16.45	9.02	(31.72)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.21	(a)	2.26	2.28	2.29	2.34	2.33
Expenses after expense reductions (f)	2.16	(a)	2.21	2.26	2.29	2.34	2.33
Net investment income (loss)	(0.75	)(a)	0.51	0.40	0.33	0.80	0.35
Portfolio turnover	9	(n)	21	44	34	42	66
Net assets at end of period (000 omitted)	$1,751		$1,494	$1,026	$770	$717	$617

(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(g)	The per share amount varies from the net realized and unrealized gain/loss for the period because of the timing of sales of fund shares and the per share amount of realized and unrealized gains and losses at such time.
(i)	For the period from the class’ inception June 1, 2012 through the stated period end.
(l)	Recognition of net investment income by the fund may be affected by the timing of the declaration of dividends by companies in which the fund invests and the actual annual net investment income ratio may differ.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.
(x)	The net asset values per share and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

32

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1) Business and Organization

MFS International New Discovery Fund (the fund) is a series of MFS Series Trust V (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2) Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment. The markets of emerging markets countries are generally more volatile than the markets of developed countries with more mature economies. All of the risks of investing in foreign securities previously described are heightened when investing in emerging markets countries.

In January 2013, the Financial Accounting Standards Board issued Accounting Standards Update 2013-01 (“ASU 2013-01”) entitled Balance Sheet (Topic 210) – Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities which is intended to clarify the scope of Accounting Standards Update 2011-11 (“ASU 2011-11”), Balance Sheet (Topic 210) – Disclosures about Offsetting Assets and Liabilities. Consistent with the effective date for ASU 2011-11, ASU 2013-01 is effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. ASU 2013-01 limits the scope of ASU 2011-11’s disclosure requirements on offsetting to financial assets and financial liabilities related to derivatives, repurchase and reverse repurchase agreements, and securities lending and securities borrowing transactions. Although still evaluating the potential impact of these two ASUs to the fund, management expects that the impact of the fund’s adoption will be limited to additional financial statement disclosures.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued

33

Notes to Financial Statements (unaudited) – continued

at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar

34

Notes to Financial Statements (unaudited) – continued

securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of March 31, 2013 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United Kingdom	$993,752,813	$—	$—	$993,752,813
Japan	550,991,937	2,722,022	—	553,713,959
Brazil	248,504,580	—	—	248,504,580
Germany	242,545,437	—	—	242,545,437
France	183,627,661	—	—	183,627,661
Hong Kong	67,989,659	44,939,735	—	112,929,394
Denmark	107,926,657	—	—	107,926,657
Mexico	101,289,749	—	—	101,289,749
Switzerland	99,634,180	—	—	99,634,180
Other Countries	837,649,991	247,609,610	—	1,085,259,601
Short Term Securities	—	20,593,747	—	20,593,747
Mutual Funds	157,132,620	—	—	157,132,620
Total Investments	$3,591,045,283	$315,865,113	$—	$3,906,910,396

For further information regarding security characteristics, see the Portfolio of Investments.

Of the level 2 investments presented above, equity investments amounting to $54,438,369 would have been considered level 1 investments at the beginning of the period. Of the level 1 investments presented above, equity investments amounting to $370,309,835 would have been considered level 2 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued at fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period.

Repurchase Agreements – The fund entered into repurchase agreements with approved counterparties. Each repurchase agreement is recorded at cost. The fund requires that the securities collateral in a repurchase transaction be transferred to a custodian. The fund monitors, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the fund under each such repurchase agreement.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and

35

Notes to Financial Statements (unaudited) – continued

losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Security Loans – JPMorgan Chase and Co. (“Chase”), as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. Chase provides the fund with indemnification against Borrower default. The fund bears the risk of loss with respect to the investment of cash collateral. On loans collateralized by cash, the cash collateral is invested in short-term securities. Collateral for securities loaned is held at carrying value, which approximates fair value. If the collateral for securities loaned was carried at fair value, its fair value would be considered level 2 under the fair value hierarchy. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is included in “Interest” income on the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the six months ended March 31, 2013, is shown as a reduction of total expenses in the Statement of Operations.

36

Notes to Financial Statements (unaudited) – continued

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Foreign taxes have been accrued by the fund in the accompanying financial statements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to passive foreign investment company adjustments and wash sale loss deferrals.

The tax character of distributions declared to shareholders for the last fiscal year is as follows:

9/30/12
Ordinary income (including any short-term capital gains)	$31,029,975

The federal tax cost and the tax basis components of distributable earnings were as follows:

Cost of investments	$3,118,606,305
Gross appreciation	936,507,803
Gross depreciation	(148,203,712)
Net unrealized appreciation (depreciation)	$788,304,091

As of 9/30/12
Undistributed ordinary income	40,377,288
Capital loss carryforwards	(360,829,109)
Post-October capital loss deferral	(2,462,524)
Other temporary differences	(3,357,642)
Net unrealized appreciation (depreciation)	519,219,043

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized after September 30, 2011 may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses (“post-enactment losses”). Previously, net capital losses were carried forward for eight years and treated

37

Notes to Financial Statements (unaudited) – continued

as short-term losses (“pre-enactment losses”). As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

As of September 30, 2012, the fund had capital loss carryforwards available to offset future realized gains. Such losses expire as follows:

9/30/18	$(360,829,109)

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution, service, and program manager fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class 529B shares will convert to Class A and Class 529A shares, respectively, approximately eight years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income
	Six months ended 3/31/13	Year ended 9/30/12	Year ended 9/30/12	Year ended 9/30/11
Class A	$14,369,907	$14,564,840	$14,564,840	$13,756,193
Class B	77,374	56,068	56,068	125,350
Class C	649,081	475,347	475,347	518,358
Class I	13,545,285	12,334,934	12,334,934	9,665,922
Class R1	12,110	12,764	12,764	11,420
Class R2	483,056	365,562	365,562	358,424
Class R3	1,139,762	846,208	846,208	257,202
Class R4	4,118,307	2,321,577	2,321,577	866,373
Class R5	5,921,317	—	—	—
Class 529A	52,230	45,152	45,152	35,239
Class 529B	2,327	1,719	1,719	2,458
Class 529C	9,326	5,804	5,804	3,332
Total	$40,380,082	$31,029,975	$31,029,975	$25,600,271

(3) Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund.

The management fee is computed daily and paid monthly at the following annual rates:

First $500 million of average daily net assets	0.975%
Next $4.5 billion of average daily net assets	0.925%
Average daily net assets in excess of $5 billion	0.850%

The management fee incurred for the six months ended March 31, 2013 was equivalent to an annual effective rate of 0.93% of the fund’s average daily net assets.

38

Notes to Financial Statements (unaudited) – continued

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $311,882 and $1,228 for the six months ended March 31, 2013, as its portion of the initial sales charge on sales of Class A and Class 529A shares of the fund, respectively.

The Board of Trustees has adopted a distribution plan for certain class shares pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Distribution Plan Fee Table:

	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$1,687,109
Class B	0.75%	0.25%	1.00%	1.00%	211,723
Class C	0.75%	0.25%	1.00%	1.00%	787,254
Class R1	0.75%	0.25%	1.00%	1.00%	15,655
Class R2	0.25%	0.25%	0.50%	0.50%	135,390
Class R3	—	0.25%	0.25%	0.25%	132,400
Class 529A	—	0.25%	0.25%	0.25%	6,136
Class 529B	0.75%	0.25%	1.00%	1.00%	3,285
Class 529C	0.75%	0.25%	1.00%	1.00%	8,122
Total Distribution and Service Fees					$2,987,074

(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended March 31, 2013 based on each class’s average daily net assets.

Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase for shares purchased on or after August 1, 2012, and within 24 months of purchase for shares purchased prior to August 1, 2012. Class C and Class 529C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. Class B and Class 529B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended March 31, 2013, were as follows:

Amount
Class A	$11,756
Class B	15,940
Class C	2,988
Class 529B	64
Class 529C	15

39

Notes to Financial Statements (unaudited) – continued

The fund has entered into and may from time to time enter into contracts with program managers and other parties which administer the tuition programs through which an investment in the fund’s 529 share classes is made. The fund has entered into an agreement with MFD pursuant to which MFD receives an annual fee of up to 0.10% of the average daily net assets attributable to each 529 share class. MFD has agreed to waive a portion of this fee in an amount equal to 0.05% of the average daily net assets for each 529 share class. This waiver agreement will continue until modified by the fund’s Board of Trustees but such agreement will expire on January 31, 2014, unless MFD elects to extend waiver. For the six months ended March 31, 2013, this waiver amounted to $1,797 and is reflected as a reduction of total expenses in the Statement of Operations. The program manager fee incurred for the six months ended March 31, 2013 was equivalent to an annual effective rate of 0.05% of the average daily net assets attributable to each 529 share class. The services provided by MFD, or a third party with which MFD contracts, include recordkeeping and tax reporting and account services, as well as services designed to maintain the program’s compliance with the Internal Revenue Code and other regulatory requirements. Program manager fees and waivers for the six months ended March 31, 2013, were as follows:

	Fee	Waiver
Class 529A	$2,454	$1,228
Class 529B	328	164
Class 529C	811	405
Total Program Manager Fees and Waivers	$3,593	$1,797

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund’s Board of Trustees. For the six months ended March 31, 2013, the fee was $224,331, which equated to 0.0126% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R5 shares do not incur sub-accounting fees. For the six months ended March 31, 2013, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $1,642,387.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended March 31, 2013 was equivalent to an annual effective rate of 0.0131% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the

40

Notes to Financial Statements (unaudited) – continued

investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Prior to December 31, 2001, the fund had an unfunded defined benefit plan (“DB plan”) for independent Trustees. As of December 31, 2001, the Board took action to terminate the DB plan with respect to then-current and any future independent Trustees, such that the DB plan covers only certain of those former independent Trustees who retired on or before December 31, 2001. Effective January 1, 2002, accrued benefits under the DB plan for then-current independent Trustees who continued were credited to an unfunded retirement deferral plan (the “Retirement Deferral plan”), which was established for and exists solely with respect to these credited amounts, and is not available for other deferrals by these or other independent Trustees. Although the Retirement Deferral plan is unfunded, amounts deferred under the plan are periodically adjusted for investment experience as if they had been invested in shares of the fund. The Retirement Deferral plan resulted in an expense of $457 and is included in independent Trustees’ compensation for the six months ended March 31, 2013. The liability for deferred retirement benefits payable to certain independent Trustees under the Retirement Deferral plan amounted to $3,437 at March 31, 2013, and is included in “Payable for independent Trustees’ compensation” in the Statement of Assets and Liabilities.

Other – This fund and certain other funds managed by MFS (the funds) have entered into services agreements (the Agreements) which provide for payment of fees by the funds to Tarantino LLC and Griffin Compliance LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) and Assistant ICCO, respectively, for the funds. The ICCO and Assistant ICCO are officers of the funds and the sole members of Tarantino LLC and Griffin Compliance LLC, respectively. The funds can terminate the Agreements with Tarantino LLC and Griffin Compliance LLC at any time under the terms of the Agreements. For the six months ended March 31, 2013, the aggregate fees paid by the fund to Tarantino LLC and Griffin Compliance LLC were $12,672 and are included in “Miscellaneous” expense in the Statement of Operations MFS has agreed to reimburse the fund for a portion of the payments made by the fund in the amount of $3,639, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO and Assistant ICCO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. Income earned on this investment is included in “Dividends from underlying affiliated funds” in the Statement of Operations. This money market fund does not pay a management fee to MFS.

(4) Portfolio Securities

Purchases and sales of investments, other than in-kind transactions and short-term obligations, aggregated $524,994,778 and $309,563,354, respectively.

41

Notes to Financial Statements (unaudited) – continued

(5) Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 3/31/13		Year ended 9/30/12 (i)
	Shares	Amount	Shares	Amount
Shares sold
Class A	7,508,459	$182,076,268	11,277,815	$238,208,964
Class B	64,723	1,515,252	221,010	4,496,903
Class C	635,470	14,842,468	577,409	11,802,793
Class I	11,905,893	296,963,347	24,182,655	522,917,346
Class R1	184,108	4,313,511	35,760	702,146
Class R2	764,015	18,138,432	935,515	19,588,939
Class R3	1,520,334	36,909,891	1,903,770	39,610,402
Class R4	3,982,008	96,335,557	6,645,737	139,620,241
Class R5	1,698,172	42,462,955	18,819,851	398,844,368
Class 529A	11,401	271,177	27,450	565,587
Class 529B	1,388	31,462	3,286	63,473
Class 529C	8,405	185,959	23,801	468,503
	28,284,376	$694,046,279	64,654,059	$1,376,889,665

Shares issued to shareholders in reinvestment of distributions
Class A	556,157	$13,158,677	670,311	$13,071,095
Class B	3,150	72,188	2,705	51,016
Class C	23,895	542,407	20,345	380,859
Class I	437,697	10,631,660	513,610	10,272,178
Class R1	546	12,110	699	12,764
Class R2	18,516	427,897	16,360	311,812
Class R3	48,501	1,139,762	43,687	846,208
Class R4	141,109	3,334,395	89,045	1,733,700
Class R5	243,776	5,921,317	—	—
Class 529A	2,239	52,230	2,348	45,152
Class 529B	105	2,327	94	1,719
Class 529C	423	9,326	318	5,804
	1,476,114	$35,304,296	1,359,522	$26,732,307

42

Notes to Financial Statements (unaudited) – continued

	Six months ended 3/31/13		Year ended 9/30/12 (i)
	Shares	Amount	Shares	Amount
Shares reacquired
Class A	(7,433,623)	$(178,684,568)	(18,900,215)	$(398,739,420)
Class B	(523,058)	(12,235,339)	(1,348,228)	(27,243,465)
Class C	(592,931)	(13,587,965)	(1,614,534)	(32,448,088)
Class I	(9,691,550)	(245,076,215)	(27,542,559)	(582,587,694)
Class R1	(44,457)	(995,997)	(48,887)	(975,623)
Class R2	(372,604)	(8,792,979)	(985,041)	(20,302,691)
Class R3	(525,700)	(12,624,863)	(957,958)	(20,274,219)
Class R4	(1,942,168)	(46,804,481)	(2,151,754)	(45,686,138)
Class R5	(460,634)	(11,315,254)	(443,262)	(9,871,876)
Class 529A	(6,806)	(164,709)	(30,129)	(630,232)
Class 529B	(1,465)	(33,853)	(10,403)	(207,847)
Class 529C	(4,278)	(96,474)	(13,138)	(259,735)
	(21,599,274)	$(530,412,697)	(54,046,108)	$(1,139,227,028)

Net change
Class A	630,993	$16,550,377	(6,952,089)	$(147,459,361)
Class B	(455,185)	(10,647,899)	(1,124,513)	(22,695,546)
Class C	66,434	1,796,910	(1,016,780)	(20,264,436)
Class I	2,652,040	62,518,792	(2,846,294)	(49,398,170)
Class R1	140,197	3,329,624	(12,428)	(260,713)
Class R2	409,927	9,773,350	(33,166)	(401,940)
Class R3	1,043,135	25,424,790	989,499	20,182,391
Class R4	2,180,949	52,865,471	4,583,028	95,667,803
Class R5	1,481,314	37,069,018	18,376,589	388,972,492
Class 529A	6,834	158,698	(331)	(19,493)
Class 529B	28	(64)	(7,023)	(142,655)
Class 529C	4,550	98,811	10,981	214,572
	8,161,216	$198,937,878	11,967,473	$264,394,944

(i)	For Class R5, the period is from inception, June 1, 2012, through the stated period end.

The fund is one of several mutual funds in which the MFS funds-of-funds may invest. The MFS funds-of-funds do not invest in the underlying MFS funds for the purpose of exercising management or control. At the end of the period, the MFS International Dividersification Fund, the MFS Growth Allocation Fund, MFS Moderate Allocation Fund, and the MFS Aggressive Growth Allocation Fund were the owners of record of approximately 9%, 2%, 1%, and 1%, respectively, of the value of outstanding voting shares of the fund. In addition, the MFS Lifetime 2020 Fund, the MFS Lifetime 2025 Fund, the MFS Lifetime 2030 Fund, the MFS Lifetime 2035 Fund, the MFS Lifetime 2040 Fund, the MFS Lifetime 2045 Fund, and the MFS Lifetime 2050 Fund were each the owners of record of less than 1% of the value of outstanding voting shares of the fund.

43

Notes to Financial Statements (unaudited) – continued

(6) Line of Credit

The fund and certain other funds managed by MFS participate in a $1.1 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Federal Reserve funds rate or one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus an agreed upon spread. For the six months ended March 31, 2013, the fund’s commitment fee and interest expense were $9,868 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

(7) Transactions in Underlying Affiliated Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	79,812,607	307,744,326	(230,424,313)	157,132,620

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$576,315	$157,132,620

(8) Redemption In-Kind

On February 1, 2013, the fund recorded redemption proceeds for a distribution in-kind of portfolio securities that were valued at $128,556,503. The redeeming shareholder generally receives a pro rata share of the securities held by the fund. The distribution of such securities generated a realized gain of $50,914,886 for the fund.

44

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

A discussion regarding the Board’s most recent review and renewal of the fund’s Investment Advisory Agreement with MFS is available by clicking on the fund’s name under “Mutual Funds” in the “Products” section of the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds’ proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. A shareholder can obtain the quarterly portfolio holdings report at mfs.com. The fund’s Form N-Q is also available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “News & Commentary” section of mfs.com or by clicking on the fund’s name under “Mutual Funds” in the “Products” section of mfs.com.

PROVISION OF FINANCIAL REPORTS AND SUMMARY PROSPECTUSES

The fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.

45

Save paper with eDelivery.

MFS® will send you prospectuses,

reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter.

To sign up:

1. Go to mfs.com.

2. Log in via MFS® Access.

3. Select eDelivery.

If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS® Access, or eDelivery may not be available to you.

CONTACT

WEB SITE

mfs.com

MFS TALK

1-800-637-8255

24 hours a day

ACCOUNT SERVICE AND LITERATURE

Shareholders

1-800-225-2606

Financial advisors

1-800-343-2829

Retirement plan services

1-800-637-1255

MAILING ADDRESS

MFS Service Center, Inc.

P.O. Box 55824

Boston, MA 02205-5824

OVERNIGHT MAIL

MFS Service Center, Inc.

c/o Boston Financial Data Services

30 Dan Road

Canton, MA 02021-2809

SEMIANNUAL REPORT

March 31, 2013

MFS® RESEARCH FUND

MFR-SEM

MFS® RESEARCH FUND

The report is prepared for the general information of shareholders.

It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

LETTER FROM THE CHAIRMAN AND CEO

Dear Shareholders:

The first quarter of 2013 delivered strong returns to global equity investors, particularly those holding U.S. and Japanese stocks, while bond returns were flat overall. The U.S.

economy picked up steam, driven by the improving housing and job markets. U.S. economic data were broadly positive, with growth in manufacturing activity, durable goods orders and auto sales. However, consumer confidence wavered somewhat, a likely reflection of the impact of the payroll tax increase and uncertainty over the U.S. government’s across-the-board sequestration cuts.

The eurozone’s unemployment picture and overall economic activity steadily worsened. Cyprus, the latest debt-crisis hot spot, faces unique challenges, with its oversized banking sector’s unhealthy exposure to Greek debt. In addition, the hefty cost to large bank depositors could weaken confidence in the region’s financial stability. China’s economic activity rebounded after a mild slowdown in 2012. The Japanese government’s aggressive effort to stimulate its long-dormant economy by devaluing the yen lifted stock prices, exports and profits for struggling Japanese firms. The outlook for further economic growth and an extension of the U.S. bull market is highly dependent on how much damage is caused by the U.S. budget cuts, global growth prospects and the ebb and flow of global tail risk events. Most factors point to a continued slow and uneven global economic recovery.

As always, managing risk in the face of uncertainty remains a top priority for investors. At MFS®, our uniquely collaborative investment process employs global research and active risk management. Our global team of investment professionals shares ideas and evaluates opportunities across continents, investment disciplines and asset classes — all with a goal of building better insights, and ultimately better results, for our clients.

We remain mindful of the many economic challenges investors face today, and believe it is more important than ever to maintain a long-term view and employ time-tested principles, such as asset allocation and diversification. We also remain confident that our unique approach can serve investors well as they work with their financial advisors to identify and pursue the most suitable opportunities.

Respectfully,

Robert J. Manning

Chairman and Chief Executive Officer

MFS Investment Management®

May 15, 2013

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

1

PORTFOLIO COMPOSITION

Portfolio structure (i)

Top ten holdings (i)
Exxon Mobil Corp.	4.1%
Apple, Inc.	2.9%
Danaher Corp.	2.3%
Johnson & Johnson	2.0%
Google, Inc., “A”	2.0%
JPMorgan Chase & Co.	2.0%
Pfizer, Inc.	2.0%
Visa, Inc., “A”	1.9%
Philip Morris International, Inc.	1.7%
Target Corp.	1.7%

Global equity sectors (i)
Technology	16.6%
Financial Services	16.3%
Capital Goods	14.5%
Energy	14.5%
Health Care	12.7%
Consumer Cyclicals	11.6%
Consumer Staples	8.4%
Telecommunications/Cable television	4.5%

(i)	For purposes of this presentation, the components include the market value of securities and reflect the impact of the equivalent exposure of derivative positions. These amounts may be negative from time to time. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than market value.

Percentages are based on net assets as of 3/31/13.

The portfolio is actively managed and current holdings may be different.

2

EXPENSE TABLE

Fund expenses borne by the shareholders during the period,

October 1, 2012 through March 31, 2013

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period October 1, 2012 through March 31, 2013.

The expenses include the payment of a portion of the transfer-agent-related expenses of MFS funds that invest in the fund. For further information, please see the Notes to the Financial Statements.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

3

Expense Table – continued

Share Class		Annualized Expense Ratio	Beginning Account Value 10/01/12	Ending Account Value 3/31/13	Expenses Paid During Period (p) 10/01/12-3/31/13
A	Actual	0.85%	$1,000.00	$1,105.47	$4.46
	Hypothetical (h)	0.85%	$1,000.00	$1,020.69	$4.28
B	Actual	1.60%	$1,000.00	$1,101.12	$8.38
	Hypothetical (h)	1.60%	$1,000.00	$1,016.95	$8.05
C	Actual	1.60%	$1,000.00	$1,101.54	$8.38
	Hypothetical (h)	1.60%	$1,000.00	$1,016.95	$8.05
I	Actual	0.60%	$1,000.00	$1,106.79	$3.15
	Hypothetical (h)	0.60%	$1,000.00	$1,021.94	$3.02
R1	Actual	1.60%	$1,000.00	$1,101.17	$8.38
	Hypothetical (h)	1.60%	$1,000.00	$1,016.95	$8.05
R2	Actual	1.10%	$1,000.00	$1,103.69	$5.77
	Hypothetical (h)	1.10%	$1,000.00	$1,019.45	$5.54
R3	Actual	0.85%	$1,000.00	$1,105.41	$4.46
	Hypothetical (h)	0.85%	$1,000.00	$1,020.69	$4.28
R4	Actual	0.60%	$1,000.00	$1,107.11	$3.15
	Hypothetical (h)	0.60%	$1,000.00	$1,021.94	$3.02
R5	Actual	0.55%	$1,000.00	$1,106.94	$2.89
	Hypothetical (h)	0.55%	$1,000.00	$1,022.19	$2.77

(h)	5% class return per year before expenses.
(p)	Expenses paid are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

4

PORTFOLIO OF INVESTMENTS

3/31/13 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Common Stocks - 98.6%
Issuer	Shares/Par	Value ($)
Aerospace - 3.1%
Honeywell International, Inc.	509,640	$38,401,374
Precision Castparts Corp.	185,810	35,233,292
United Technologies Corp.	322,450	30,126,504

		$103,761,170
Alcoholic Beverages - 0.5%
Diageo PLC	552,461	$17,418,312

Apparel Manufacturers - 1.7%
Guess?, Inc.	523,450	$12,997,264
Li & Fung Ltd.	5,990,000	8,256,003
NIKE, Inc., “B”	318,130	18,772,851
VF Corp.	110,050	18,460,888

		$58,487,006
Automotive - 1.2%
Delphi Automotive PLC	570,280	$25,320,432
General Motors Co. (a)	583,390	16,229,910

		$41,550,342
Biotechnology - 1.6%
Celgene Corp. (a)	211,380	$24,501,056
Gilead Sciences, Inc. (a)	431,100	21,093,723
ViroPharma, Inc. (a)	365,850	9,204,786

		$54,799,565
Broadcasting - 2.5%
News Corp., “A”	1,779,660	$54,315,223
Walt Disney Co.	520,820	29,582,576

		$83,897,799
Brokerage & Asset Managers - 1.6%
BlackRock, Inc.	98,793	$25,377,946
Franklin Resources, Inc.	187,690	28,305,529

		$53,683,475
Business Services - 1.9%
Accenture PLC, “A”	387,450	$29,434,577
Fidelity National Information Services, Inc.	464,310	18,395,962

5

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Business Services - continued
FleetCor Technologies, Inc. (a)	190,880	$14,634,770

		$62,465,309
Cable TV - 1.6%
Comcast Corp., “Special A”	866,020	$34,311,712
Time Warner Cable, Inc.	212,280	20,391,617

		$54,703,329
Chemicals - 0.8%
3M Co.	57,980	$6,163,854
Celanese Corp.	494,870	21,799,023

		$27,962,877
Computer Software - 3.9%
Check Point Software Technologies Ltd. (a)	210,100	$9,872,599
Citrix Systems, Inc. (a)	307,470	22,187,035
Oracle Corp.	1,499,770	48,502,562
Salesforce.com, Inc. (a)	156,730	28,028,026
Symantec Corp. (a)	500,800	12,359,744
TIBCO Software, Inc. (a)	410,260	8,295,457

		$129,245,423
Computer Software - Systems - 5.2%
Apple, Inc. (s)	219,260	$97,051,054
Dell, Inc.	230,640	3,305,071
EMC Corp. (a)	1,331,570	31,811,207
Hewlett-Packard Co.	1,771,690	42,237,090

		$174,404,422
Construction - 0.9%
Stanley Black & Decker, Inc.	389,660	$31,550,770

Consumer Products - 2.0%
Colgate-Palmolive Co.	236,380	$27,899,931
International Flavors & Fragrances, Inc.	282,090	21,627,840
Procter & Gamble Co.	217,500	16,760,550

		$66,288,321
Consumer Services - 0.5%
Priceline.com, Inc. (a)	24,420	$16,799,251

Containers - 0.4%
Packaging Corp. of America	283,450	$12,718,402

6

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Electrical Equipment - 3.0%
Danaher Corp. (s)	1,258,750	$78,231,312
W.W. Grainger, Inc.	92,460	20,801,651

		$99,032,963
Electronics - 2.4%
Altera Corp.	655,430	$23,248,102
JDS Uniphase Corp. (a)	950,710	12,710,993
Mellanox Technologies Ltd. (a)	191,660	10,639,047
Microchip Technology, Inc.	676,630	24,872,919
NXP Semiconductors N.V. (a)	312,550	9,457,763

		$80,928,824
Energy - Independent - 4.2%
Anadarko Petroleum Corp.	220,830	$19,311,583
Cabot Oil & Gas Corp.	406,490	27,482,789
EOG Resources, Inc.	140,260	17,963,098
EQT Corp.	171,410	11,613,027
Noble Energy, Inc.	172,000	19,893,520
Occidental Petroleum Corp.	232,840	18,247,671
Pioneer Natural Resources Co.	206,410	25,646,443

		$140,158,131
Energy - Integrated - 4.1%
Exxon Mobil Corp. (s)	1,506,550	$135,755,220

Engineering - Construction - 0.7%
Fluor Corp.	337,920	$22,414,234

Food & Beverages - 3.6%
Coca-Cola Co.	1,137,730	$46,009,801
General Mills, Inc.	434,270	21,413,854
Groupe Danone	271,188	18,871,153
Mondelez International, Inc.	1,114,030	34,100,458

		$120,395,266
Food & Drug Stores - 0.9%
CVS Caremark Corp.	383,020	$21,062,270
Walgreen Co.	203,980	9,725,766

		$30,788,036
Gaming & Lodging - 0.4%
Sands China Ltd.	1,173,600	$6,084,785
Wynn Resorts Ltd.	51,790	6,482,036

		$12,566,821

7

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
General Merchandise - 2.2%
Hudson’s Bay Co.	437,890	$6,815,542
Kohl’s Corp.	250,250	11,544,033
Target Corp.	816,420	55,883,949

		$74,243,524
Health Maintenance Organizations - 0.8%
UnitedHealth Group, Inc.	446,350	$25,535,684

Insurance - 2.7%
ACE Ltd.	385,830	$34,327,295
American International Group, Inc. (a)	611,230	23,727,949
MetLife, Inc.	860,840	32,729,137

		$90,784,381
Internet - 3.2%
eBay, Inc. (a)	549,580	$29,798,228
Google, Inc., “A” (a)	85,260	67,698,998
Rackspace Hosting, Inc. (a)	172,560	8,710,829

		$106,208,055
Machinery & Tools - 2.3%
Eaton Corp. PLC	353,750	$21,667,188
Joy Global, Inc.	383,040	22,798,541
Roper Industries, Inc.	242,310	30,848,486

		$75,314,215
Major Banks - 6.3%
Goldman Sachs Group, Inc.	143,350	$21,093,953
JPMorgan Chase & Co.	1,409,720	66,905,311
Morgan Stanley	852,540	18,738,829
PNC Financial Services Group, Inc.	353,950	23,537,675
State Street Corp.	450,820	26,638,954
Wells Fargo & Co.	1,490,420	55,130,636

		$212,045,358
Medical & Health Technology & Services - 1.7%
AmerisourceBergen Corp.	312,530	$16,079,668
Cerner Corp. (a)	127,240	12,055,990
Express Scripts Holding Co. (a)	476,780	27,486,367

		$55,622,025
Medical Equipment - 2.6%
Covidien PLC	408,080	$27,684,147
St. Jude Medical, Inc.	354,980	14,355,391

8

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Medical Equipment - continued
Stryker Corp.	303,310	$19,787,944
Thermo Fisher Scientific, Inc.	344,160	26,324,798

		$88,152,280
Natural Gas - Distribution - 0.5%
Spectra Energy Corp.	503,220	$15,474,015

Natural Gas - Pipeline - 0.4%
Kinder Morgan, Inc.	387,528	$14,989,583

Network & Telecom - 0.1%
Fortinet, Inc. (a)	70,080	$1,659,494

Oil Services - 2.1%
Cameron International Corp. (a)	390,710	$25,474,292
Dresser-Rand Group, Inc. (a)	320,290	19,749,081
Ensco PLC, “A”	151,840	9,110,400
Schlumberger Ltd.	219,180	16,414,390

		$70,748,163
Other Banks & Diversified Financials - 5.7%
American Express Co.	530,290	$35,773,363
Citigroup, Inc.	1,251,010	55,344,682
Discover Financial Services	417,400	18,716,216
SunTrust Banks, Inc.	587,500	16,925,875
Visa, Inc., “A”	376,750	63,987,220

		$190,747,356
Pharmaceuticals - 6.0%
Eli Lilly & Co.	419,790	$23,839,874
Johnson & Johnson	830,910	67,744,092
Perrigo Co.	109,450	12,994,999
Pfizer, Inc.	2,313,860	66,778,000
Valeant Pharmaceuticals International, Inc. (a)	150,290	11,274,756
Zoetis, Inc. (a)	529,160	17,673,944

		$200,305,665
Railroad & Shipping - 0.9%
Union Pacific Corp.	209,020	$29,766,538

Restaurants - 1.4%
McDonald’s Corp.	334,670	$33,363,252
Starbucks Corp.	255,900	14,576,064

		$47,939,316

9

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Specialty Chemicals - 0.4%
Airgas, Inc.	122,690	$12,165,940

Specialty Stores - 2.0%
Amazon.com, Inc. (a)	66,050	$17,601,664
AutoZone, Inc. (a)	45,220	17,941,939
Bed Bath & Beyond, Inc. (a)	283,770	18,280,463
Tiffany & Co.	204,640	14,230,666

		$68,054,732
Telecommunications - Wireless - 0.8%
American Tower Corp., REIT	218,430	$16,801,636
SBA Communications Corp. (a)	117,310	8,448,666

		$25,250,302
Telephone Services - 2.1%
AT&T, Inc.	791,590	$29,043,437
Verizon Communications, Inc.	809,580	39,790,857

		$68,834,294
Tobacco - 2.3%
Lorillard, Inc.	487,970	$19,689,590
Philip Morris International, Inc.	608,760	56,438,140

		$76,127,730
Trucking - 0.8%
Expeditors International of Washington, Inc.	787,630	$28,126,267

Utilities - Electric Power - 2.6%
AES Corp.	814,020	$10,232,231
American Electric Power Co., Inc.	333,520	16,219,078
CMS Energy Corp.	888,510	24,824,969
Duke Energy Corp.	169,560	12,308,360
Edison International	478,140	24,060,005

		$87,644,643
Total Common Stocks (Identified Cost, $2,754,307,887)		$3,297,514,828

Convertible Preferred Stocks - 0.4%
Utilities - Electric Power - 0.4%
PPL Corp. 9.5% (Identified Cost, $12,863,017)	239,930	$13,148,164

10

Portfolio of Investments (unaudited) – continued

Warrants - 0.0%
Issuer	Strike Price	First Exercise	Shares/Par	Value ($)
Natural Gas - Pipeline - 0.0%
Kinder Morgan, Inc. (1 share for 1 warrant) (Identified Cost, $0) (a)	$40	2/15/12	201,996	$1,038,259

Money Market Funds - 0.9%
MFS Institutional Money Market Portfolio, 0.14%, at Cost and Net Asset Value (v)			31,356,852	$31,356,852
Total Investments (Identified Cost, $2,798,527,756)				$3,343,058,103

Issuer/Expiration Date/Strike Price			Number of Contracts
Call Options Written - 0.0%
Oracle Corp. - April 2013 @ $34 (Premiums Received, $26,614)			$(930)	$(8,370)

Other Assets, Less Liabilities - 0.1%				2,235,848
Net Assets - 100.0%				$3,345,285,581

(a)	Non-income producing security.
(s)	Security or a portion of the security was pledged to cover collateral requirements for certain derivative transactions.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

At March 31, 2013, the fund had cash collateral of $79,613 and other liquid securities with an aggregate value of $1,289,674 to cover any commitments for certain derivative contracts. Cash collateral is comprised of “Deposits with brokers” in the Statement of Assets and Liabilities.

The following abbreviations are used in this report and are defined:

PLC	Public Limited Company
REIT	Real Estate Investment Trust

See Notes to Financial Statements

11

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 3/31/13 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments-
Non-affiliated issuers, at value (identified cost, $2,767,170,904)	$3,311,701,251
Underlying affiliated funds, at cost and value	31,356,852
Total investments, at value (identified cost, $2,798,527,756)	$3,343,058,103
Cash	100,710
Foreign currency, at value (identified cost, $23)	23
Deposits with brokers	79,613
Receivables for
Fund shares sold	5,392,150
Interest and dividends	3,487,241
Other assets	62,673
Total assets	$3,352,180,513
Liabilities
Payables for
Fund shares reacquired	$5,156,511
Written options outstanding, at value (premiums received, $26,614)	8,370
Payable to affiliates
Investment adviser	202,755
Shareholder servicing costs	1,254,069
Distribution and service fees	82,027
Payable for independent Trustees’ compensation	157,198
Accrued expenses and other liabilities	34,002
Total liabilities	$6,894,932
Net assets	$3,345,285,581
Net assets consist of
Paid-in capital	$2,868,217,281
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	544,548,875
Accumulated net realized gain (loss) on investments and foreign currency	(85,999,541)
Undistributed net investment income	18,518,966
Net assets	$3,345,285,581
Shares of beneficial interest outstanding	106,225,671

12

Statement of Assets and Liabilities (unaudited) – continued

	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$1,763,477,205	55,929,448	$31.53
Class B	32,229,346	1,096,067	29.40
Class C	93,123,576	3,176,552	29.32
Class I	375,009,847	11,670,690	32.13
Class R1	3,303,666	114,028	28.97
Class R2	23,342,400	758,009	30.79
Class R3	48,429,383	1,543,451	31.38
Class R4	30,065,531	953,990	31.52
Class R5	976,304,627	30,983,436	31.51

(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $33.45 [100 / 94.25 x $31.53]. On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, and R5.

See Notes to Financial Statements

13

Financial Statements

STATEMENT OF OPERATIONS

Six months ended 3/31/13 (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net investment income
Income
Dividends	$30,002,568
Interest	81,556
Dividends from underlying affiliated funds	30,904
Foreign taxes withheld	(9,229)
Total investment income	$30,105,799
Expenses
Management fee	$6,426,549
Distribution and service fees	2,736,026
Shareholder servicing costs	1,765,757
Administrative services fee	196,303
Independent Trustees’ compensation	34,365
Custodian fee	81,913
Shareholder communications	41,468
Audit and tax fees	24,245
Legal fees	16,370
Interest expense on securities sold short	6,421
Miscellaneous	145,831
Total expenses	$11,475,248
Fees paid indirectly	(24)
Reduction of expenses by investment adviser	(3,024)
Net expenses	$11,472,200
Net investment income	$18,633,599
Realized and unrealized gain (loss) on investments and foreign currency
Realized gain (loss) (identified cost basis)
Investments	$125,601,916
Written options	49,232
Securities sold short	(1,855,839)
Foreign currency	(51,969)
Net realized gain (loss) on investments and foreign currency	$123,743,340
Change in unrealized appreciation (depreciation)
Investments	$169,774,869
Written options	18,244
Securities sold short	1,131,043
Translation of assets and liabilities in foreign currencies	298
Net unrealized gain (loss) on investments and foreign currency translation	$170,924,454
Net realized and unrealized gain (loss) on investments and foreign currency	$294,667,794
Change in net assets from operations	$313,301,393

See Notes to Financial Statements

14

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

Change in net assets	Six months ended 3/31/13 (unaudited)	Year ended 9/30/12
From operations
Net investment income	$18,633,599	$24,150,260
Net realized gain (loss) on investments and foreign currency	123,743,340	113,179,797
Net unrealized gain (loss) on investments and foreign currency translation	170,924,454	453,798,998
Change in net assets from operations	$313,301,393	$591,129,055
Distributions declared to shareholders
From net investment income	$(24,130,435)	$(18,435,299)
Change in net assets from fund share transactions	$256,787,269	$271,041,801
Total change in net assets	$545,958,227	$843,735,557
Net assets
At beginning of period	2,799,327,354	1,955,591,797
At end of period (including undistributed net investment income of $18,518,966 and $24,015,802, respectively)	$3,345,285,581	$2,799,327,354

See Notes to Financial Statements

15

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 3/31/13 (unaudited)		Years ended 9/30
Class A			2012	2011	2010	2009	2008

Net asset value, beginning of period	$28.74		$22.31	$22.43	$20.86	$22.05	$26.92
Income (loss) from investment operations
Net investment income (d)	$0.17		$0.25	$0.20	$0.17	$0.18	$0.16
Net realized and unrealized gain (loss) on investments and foreign currency	2.84		6.38	(0.15)	1.60	(1.22)	(4.88)
Total from investment operations	$3.01		$6.63	$0.05	$1.77	$(1.04)	$(4.72)
Less distributions declared to shareholders
From net investment income	$(0.22)		$(0.20)	$(0.17)	$(0.20)	$(0.15)	$(0.15)
Net asset value, end of period (x)	$31.53		$28.74	$22.31	$22.43	$20.86	$22.05
Total return (%) (r)(s)(t)(x)	10.55	(n)	29.92	0.16	8.54	(4.54)	(17.62)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.85	(a)	0.90	0.90	0.92	1.04	1.00
Expenses after expense reductions (f)	0.85	(a)	0.90	0.90	0.92	1.04	1.00
Net investment income	1.17	(a)	0.97	0.82	0.77	1.04	0.65
Portfolio turnover	29	(n)	61	69	73	125	104
Net assets at end of period (000 omitted)	$1,763,477		$1,541,284	$1,204,531	$1,279,176	$1,203,507	$1,014,501
Supplemental Ratios (%):
Ratio of expenses to average net assets after expense reductions excluding short sale dividend and interest expense (f)	0.85	(a)	0.88	0.89	0.92	1.04	N/A

See Notes to Financial Statements

16

Financial Highlights – continued

	Six months ended 3/31/13 (unaudited)		Years ended 9/30
Class B			2012	2011	2010		2009	2008

Net asset value, beginning of period	$26.70		$20.70	$20.83	$19.37		$20.44	$24.97
Income (loss) from investment operations
Net investment income (d)	$0.06		$0.05	$0.02	$0.00	(w)	$0.06	$(0.00	)(w)
Net realized and unrealized gain (loss) on investments and foreign currency	2.64		5.95	(0.15)	1.50		(1.13)	(4.53)
Total from investment operations	$2.70		$6.00	$(0.13)	$1.50		$(1.07)	$(4.53)
Less distributions declared to shareholders
From net investment income	$—		$—	$—	$(0.04)		$—	$—
Net asset value, end of period (x)	$29.40		$26.70	$20.70	$20.83		$19.37	$20.44
Total return (%) (r)(s)(t)(x)	10.11	(n)	28.99	(0.62)	7.77		(5.23)	(18.14)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.60	(a)	1.65	1.65	1.67		1.75	1.65
Expenses after expense reductions (f)	1.60	(a)	1.65	1.65	1.67		1.75	1.65
Net investment income (loss)	0.43	(a)	0.22	0.07	0.02		0.36	(0.01)
Portfolio turnover	29	(n)	61	69	73		125	104
Net assets at end of period (000 omitted)	$32,229		$33,019	$34,609	$49,123		$66,795	$108,949
Supplemental Ratios (%):
Ratio of expenses to average net assets after expense reductions excluding short sale dividend and interest expense (f)	1.60	(a)	1.63	1.64	1.67		1.75	N/A

See Notes to Financial Statements

17

Financial Highlights – continued

	Six months ended 3/31/13 (unaudited)		Years ended 9/30
Class C			2012	2011		2010		2009	2008

Net asset value, beginning of period	$26.64		$20.68	$20.80		$19.39		$20.46	$24.99
Income (loss) from investment operations
Net investment income (d)	$0.06		$0.05	$0.02		$0.00	(w)	$0.05	$0.00 (w)
Net realized and unrealized gain (loss) on investments and foreign currency	2.64		5.93	(0.14)		1.49		(1.12)	(4.53)
Total from investment operations	$2.70		$5.98	$(0.12)		$1.49		$(1.07)	$(4.53)
Less distributions declared to shareholders
From net investment income	$(0.02)		$(0.02)	$(0.00	)(w)	$(0.08)		$—	$—
Net asset value, end of period (x)	$29.32		$26.64	$20.68		$20.80		$19.39	$20.46
Total return (%) (r)(s)(t)(x)	10.15	(n)	28.94	(0.56)		7.69		(5.23)	(18.13)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.60	(a)	1.65	1.65		1.67		1.75	1.65
Expenses after expense reductions (f)	1.60	(a)	1.65	1.65		1.67		1.75	1.65
Net investment income	0.42	(a)	0.22	0.07		0.02		0.33	0.00
Portfolio turnover	29	(n)	61	69		73		125	104
Net assets at end of period (000 omitted)	$93,124		$85,428	$72,558		$81,879		$85,919	$105,748
Supplemental Ratios (%):
Ratio of expenses to average net assets after expense reductions excluding short sale dividend and interest expense (f)	1.60	(a)	1.63	1.64		1.67		1.75	N/A

See Notes to Financial Statements

18

Financial Highlights – continued

	Six months ended 3/31/13 (unaudited)		Years ended 9/30
Class I			2012	2011	2010	2009	2008

Net asset value, beginning of period	$29.31		$22.75	$22.86	$21.26	$22.50	$27.46
Income (loss) from investment operations
Net investment income (d)	$0.21		$0.33	$0.27	$0.23	$0.25	$0.26
Net realized and unrealized gain (loss) on investments and foreign currency	2.89		6.50	(0.15)	1.62	(1.27)	(4.97)
Total from investment operations	$3.10		$6.83	$0.12	$1.85	$(1.02)	$(4.71)
Less distributions declared to shareholders
From net investment income	$(0.28)		$(0.27)	$(0.23)	$(0.25)	$(0.22)	$(0.25)
Net asset value, end of period (x)	$32.13		$29.31	$22.75	$22.86	$21.26	$22.50
Total return (%) (r)(s)(x)	10.68	(n)	30.27	0.42	8.78	(4.27)	(17.31)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.60	(a)	0.65	0.65	0.67	0.75	0.65
Expenses after expense reductions (f)	0.60	(a)	0.65	0.65	0.67	0.75	0.65
Net investment income	1.39	(a)	1.26	1.07	1.02	1.43	1.01
Portfolio turnover	29	(n)	61	69	73	125	104
Net assets at end of period (000 omitted)	$375,010		$237,389	$608,723	$554,786	$535,678	$786,709
Supplemental Ratios (%):
Ratio of expenses to average net assets after expense reductions excluding short sale dividend and interest expense (f)	0.60	(a)	0.63	0.64	0.67	0.75	N/A

See Notes to Financial Statements

19

Financial Highlights – continued

	Six months ended 3/31/13 (unaudited)		Years ended 9/30
Class R1			2012	2011	2010		2009	2008

Net asset value, beginning of period	$26.32		$20.42	$20.54	$19.16		$20.21	$24.82
Income (loss) from investment operations
Net investment income (loss) (d)	$0.06		$0.05	$0.02	$(0.00	)(w)	$0.05	$(0.01)
Net realized and unrealized gain (loss) on investments and foreign currency	2.60		5.87	(0.14)	1.47		(1.10)	(4.48)
Total from investment operations	$2.66		$5.92	$(0.12)	$1.47		$(1.05)	$(4.49)
Less distributions declared to shareholders
From net investment income	$(0.01)		$(0.02)	$—	$(0.09)		$—	$(0.12)
Net asset value, end of period (x)	$28.97		$26.32	$20.42	$20.54		$19.16	$20.21
Total return (%) (r)(s)(x)	10.12	(n)	28.99	(0.58)	7.68		(5.20)	(18.19)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.60	(a)	1.65	1.65	1.67		1.75	1.69
Expenses after expense reductions (f)	1.60	(a)	1.65	1.65	1.67		1.75	1.69
Net investment income (loss)	0.42	(a)	0.22	0.07	0.02		0.34	(0.03)
Portfolio turnover	29	(n)	61	69	73		125	104
Net assets at end of period (000 omitted)	$3,304		$2,688	$2,434	$2,863		$2,945	$3,787
Supplemental Ratios (%):
Ratio of expenses to average net assets after expense reductions excluding short sale dividend and interest expense (f)	1.60	(a)	1.63	1.64	1.67		1.75	N/A

See Notes to Financial Statements

20

Financial Highlights – continued

	Six months ended 3/31/13 (unaudited)		Years ended 9/30
Class R2			2012	2011	2010	2009	2008

Net asset value, beginning of period	$28.07		$21.80	$21.95	$20.43	$21.59	$26.42
Income (loss) from investment operations
Net investment income (d)	$0.13		$0.18	$0.14	$0.11	$0.14	$0.12
Net realized and unrealized gain (loss) on investments and foreign currency	2.76		6.25	(0.16)	1.58	(1.20)	(4.77)
Total from investment operations	$2.89		$6.43	$(0.02)	$1.69	$(1.06)	$(4.65)
Less distributions declared to shareholders
From net investment income	$(0.17)		$(0.16)	$(0.13)	$(0.17)	$(0.10)	$(0.18)
Net asset value, end of period (x)	$30.79		$28.07	$21.80	$21.95	$20.43	$21.59
Total return (%) (r)(s)(x)	10.37	(n)	29.66	(0.13)	8.32	(4.79)	(17.73)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.10	(a)	1.15	1.15	1.17	1.25	1.18
Expenses after expense reductions (f)	1.10	(a)	1.15	1.15	1.17	1.25	1.18
Net investment income	0.91	(a)	0.71	0.57	0.52	0.81	0.49
Portfolio turnover	29	(n)	61	69	73	125	104
Net assets at end of period (000 omitted)	$23,342		$17,583	$11,711	$9,733	$8,304	$9,046
Supplemental Ratios (%):
Ratio of expenses to average net assets after expense reductions excluding short sale dividend and interest expense (f)	1.10	(a)	1.13	1.14	1.17	1.25	N/A

See Notes to Financial Statements

21

Financial Highlights – continued

	Six months ended 3/31/13 (unaudited)		Years ended 9/30
Class R3			2012	2011	2010	2009	2008

Net asset value, beginning of period	$28.64		$22.24	$22.37	$20.82	$21.99	$26.88
Income (loss) from investment operations
Net investment income (d)	$0.17		$0.26	$0.21	$0.17	$0.18	$0.18
Net realized and unrealized gain (loss) on investments and foreign currency	2.83		6.35	(0.15)	1.59	(1.21)	(4.87)
Total from investment operations	$3.00		$6.61	$0.06	$1.76	$(1.03)	$(4.69)
Less distributions declared to shareholders
From net investment income	$(0.26)		$(0.21)	$(0.19)	$(0.21)	$(0.14)	$(0.20)
Net asset value, end of period (x)	$31.38		$28.64	$22.24	$22.37	$20.82	$21.99
Total return (%) (r)(s)(x)	10.54	(n)	29.93	0.19	8.52	(4.50)	(17.60)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.85	(a)	0.90	0.90	0.93	1.00	0.94
Expenses after expense reductions (f)	0.85	(a)	0.90	0.90	0.92	1.00	0.94
Net investment income	1.15	(a)	0.96	0.84	0.77	1.04	0.72
Portfolio turnover	29	(n)	61	69	73	125	104
Net assets at end of period (000 omitted)	$48,429		$35,774	$8,582	$8,954	$5,195	$4,727
Supplemental Ratios (%):
Ratio of expenses to average net assets after expense reductions excluding short sale dividend and interest expense (f)	0.85	(a)	0.89	0.89	0.92	1.00	N/A

See Notes to Financial Statements

22

Financial Highlights – continued

	Six months ended 3/31/13 (unaudited)		Years ended 9/30
Class R4			2012	2011	2010	2009	2008

Net asset value, beginning of period	$28.75		$22.32	$22.45	$20.88	$22.09	$26.95
Income (loss) from investment operations
Net investment income (d)	$0.21		$0.32	$0.26	$0.22	$0.18	$0.25
Net realized and unrealized gain (loss) on investments and foreign currency	2.84		6.38	(0.16)	1.60	(1.18)	(4.88)
Total from investment operations	$3.05		$6.70	$0.10	$1.82	$(1.00)	$(4.63)
Less distributions declared to shareholders
From net investment income	$(0.28)		$(0.27)	$(0.23)	$(0.25)	$(0.21)	$(0.23)
Net asset value, end of period (x)	$31.52		$28.75	$22.32	$22.45	$20.88	$22.09
Total return (%) (r)(s)(x)	10.71	(n)	30.27	0.34	8.80	(4.25)	(17.34)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.60	(a)	0.65	0.64	0.67	0.74	0.67
Expenses after expense reductions (f)	0.60	(a)	0.65	0.64	0.67	0.74	0.67
Net investment income	1.41	(a)	1.21	1.02	1.01	0.99	0.98
Portfolio turnover	29	(n)	61	69	73	125	104
Net assets at end of period (000 omitted)	$30,066		$20,829	$12,225	$739	$348	$57
Supplemental Ratios (%):
Ratio of expenses to average net assets after expense reductions excluding short sale dividend and interest expense (f)	0.60	(a)	0.63	0.64	0.67	0.74	N/A

See Notes to Financial Statements

23

Financial Highlights – continued

	Six months ended 3/31/13 (unaudited)		Years ended 9/30
Class R5 (y)			2012	2011	2010	2009	2008

Net asset value, beginning of period	$28.75		$22.30	$22.42	$20.86	$22.06	$26.94
Income (loss) from investment operations
Net investment income (d)	$0.21		$0.31	$0.24	$0.20	$0.22	$0.23
Net realized and unrealized gain (loss) on investments and foreign currency	2.84		6.38	(0.15)	1.60	(1.23)	(4.87)
Total from investment operations	$3.05		$6.69	$0.09	$1.80	$(1.01)	$(4.64)
Less distributions declared to shareholders
From net investment income	$(0.29)		$(0.24)	$(0.21)	$(0.24)	$(0.19)	$(0.24)
Net asset value, end of period (x)	$31.51		$28.75	$22.30	$22.42	$20.86	$22.06
Total return (%) (r)(s)(x)	10.69	(n)	30.25	0.31	8.69	(4.35)	(17.40)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.55	(a)	0.60	0.75	0.77	0.85	0.75
Expenses after expense reductions (f)	0.55	(a)	0.60	0.75	0.77	0.85	0.75
Net investment income	1.47	(a)	1.13	0.96	0.93	1.27	0.91
Portfolio turnover	29	(n)	61	69	73	125	104
Net assets at end of period (000 omitted)	$976,305		$825,334	$219	$197	$125	$120
Supplemental Ratios (%):
Ratio of expenses to average net assets after expense reductions excluding short sale dividend and interest expense (f)	0.55	(a)	0.58	0.74	0.77	0.85	N/A

See Notes to Financial Statements

24

Financial Highlights – continued

(a)	Annualized
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.
(x)	The net asset values per share and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
(y)	As further discussed in Note 5 in the Notes to Financial Statements, on May 10, 2012, sales of Class W shares (including exchanges) were suspended. On May 11, 2012, certain Class W shares were automatically converted to Class I shares. Shareholders of certain Class W shares became shareholders of Class I and received Class I shares with a total net asset value equal to their Class W shares at the time of the conversion. On May 30, 2012, remaining Class W shares, which represented MFS seed money, were redesignated as Class R5. Class R5 shares are generally available only to certain eligible retirement plans and to funds distributed by MFD. Class R5 shares do not pay a 12b-1 distribution fee or sub-accounting costs. On June 1, 2012, Class R5 shares were offered for sale to the public. For further information about the fund’s fee arrangements, please see Note 3 in the Notes to Financial Statements.

See Notes to Financial Statements

25

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1) Business and Organization

MFS Research Fund (the fund) is a series of MFS Series Trust V (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2) Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued.

In January 2013, the Financial Accounting Standards Board issued Accounting Standards Update 2013-01 (“ASU 2013-01”) entitled Balance Sheet (Topic 210) – Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities which is intended to clarify the scope of Accounting Standards Update 2011-11 (“ASU 2011-11”), Balance Sheet (Topic 210) – Disclosures about Offsetting Assets and Liabilities. Consistent with the effective date for ASU 2011-11, ASU 2013-01 is effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. ASU 2013-01 limits the scope of ASU 2011-11’s disclosure requirements on offsetting to financial assets and financial liabilities related to derivatives, repurchase and reverse repurchase agreements, and securities lending and securities borrowing transactions. Although still evaluating the potential impact of these two ASUs to the fund, management expects that the impact of the fund’s adoption will be limited to additional financial statement disclosures.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price as provided by a third-party pricing service on the exchange on which such options are primarily traded. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation as provided by a third-party pricing service on the exchange on which such options are primarily traded. Options not traded on an

26

Notes to Financial Statements (unaudited) – continued

exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the

27

Notes to Financial Statements (unaudited) – continued

significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as written options. The following is a summary of the levels used as of March 31, 2013 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:	$3,311,701,251	$—	$—	$3,311,701,251
Mutual Funds	31,356,852	—	—	31,356,852
Total Investments	$3,343,058,103	$—	$—	$3,343,058,103

Other Financial Instruments
Written Options	$(8,370)	$—	$—	$(8,370)

For further information regarding security characteristics, see the Portfolio of Investments.

Of the level 1 investments presented above, equity investments amounting to $6,084,785 would have been considered level 2 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued at fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Derivatives – The fund uses derivatives for different purposes, primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.

28

Notes to Financial Statements (unaudited) – continued

The derivative instruments used by the fund were written options and purchased options. The fund’s period end derivatives, as presented in the Portfolio of Investments, generally are indicative of the volume of its derivative activity during the period.

The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at March 31, 2013 as reported in the Statement of Assets and Liabilities:

		Fair Value
Risk	Derivative Contracts	Asset Derivatives	Liability Derivatives
Equity	Written Equity Options	$—	$(8,370)

The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the six months ended March 31, 2013 as reported in the Statement of Operations:

Risk	Investments (Purchased Options)	Written Options
Equity	$(186,815)	$49,232

The following table presents, by major type of derivative contract, the change in unrealized appreciation (depreciation) on derivatives held by the fund for the six months ended March 31, 2013 as reported in the Statement of Operations:

Risk	Written Options
Equity	$18,244

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain over-the-counter derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement on a bilateral basis with each of the counterparties with whom it undertakes a significant volume of transactions. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the other party. The ISDA Master Agreement gives the fund the right, upon an event of default by the applicable counterparty or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund’s credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any. However, absent an event of default by the counterparty or a termination of the agreement, the ISDA Master Agreement does not result in an offset of reported amounts of assets and liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty.

Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearing house for exchange traded derivatives (i.e., futures contracts and exchange-traded options) while collateral terms are contract

29

Notes to Financial Statements (unaudited) – continued

specific for over-the-counter traded derivatives (i.e., forward foreign currency exchange contracts, swap agreements and over-the-counter options). For derivatives traded under an ISDA Master Agreement, the collateral requirements are netted across all transactions traded under such agreement and one amount is posted from one party to the other to collateralize such obligations. Cash collateral that has been segregated to cover obligations of the fund under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities as “Deposits with brokers”. Securities collateral pledged for the same purpose, if any, is noted in the Portfolio of Investments.

Written Options – In exchange for a premium, the fund wrote call options on securities that it anticipated the price would decline. At the time the option was written, the fund believed the premium received exceeded the potential loss that could result from adverse price changes in the options’ underlying securities. In a written option, the fund as the option writer grants the buyer the right to purchase from, or sell to, the fund a specified number of shares or units of a particular security, currency or index at a specified price within a specified period of time.

The premium received is initially recorded as a liability in the Statement of Assets and Liabilities. The option is subsequently marked-to-market daily with the difference between the premium received and the market value of the written option being recorded as unrealized appreciation or depreciation. When a written option expires, the fund realizes a gain equal to the amount of the premium received. The difference between the premium received and the amount paid on effecting a closing transaction is considered a realized gain or loss. When a written call option is exercised, the premium received is offset against the proceeds to determine the realized gain or loss.

At the initiation of the written option contract, for exchange traded options, the fund is required to deposit securities or cash as collateral with the custodian for the benefit of the broker. For over-the-counter options, the fund may post collateral subject to the terms of an ISDA Master Agreement as generally described above if the market value of the options contract moves against it. The fund, as writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the securities underlying the written option. Losses from writing options can exceed the premium received and can exceed the potential loss from an ordinary buy and sell transaction. Although the fund’s market risk may be significant, the maximum counterparty credit risk to the fund is equal to the market value of any collateral posted to the broker. For over-the-counter options, this risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above.

30

Notes to Financial Statements (unaudited) – continued

The following table represents the written option activity in the fund during the six months ended March 31, 2013:

	Number of Contracts	Premiums Received
Outstanding, beginning of period	—	$—
Options written	2,115	75,846
Options expired	(1,185)	(49,232)
Outstanding, end of period	930	$26,614

Purchased Options – The fund purchased call options for a premium. Purchased call options entitle the holder to buy a specified number of shares or units of a particular security, currency or index at a specified price at a specified date or within a specified period of time. Purchasing call options may hedge against an anticipated increase in the dollar cost of securities or currency to be acquired or increase the fund’s exposure to an underlying instrument.

The premium paid is initially recorded as an investment in the Statement of Assets and Liabilities. That investment is subsequently marked-to-market daily with the difference between the premium paid and the market value of the purchased option being recorded as unrealized appreciation or depreciation. Premiums paid for purchased call options which have expired are treated as realized losses on investments in the Statement of Operations. Upon the exercise or closing of a purchased call option, the premium paid is added to the cost of the security or financial instrument purchased.

Whether or not the option is exercised, the fund’s maximum risk of loss from purchasing an option is the amount of premium paid. All option contracts involve credit risk if the counterparty to the option contract fails to perform. For over-the-counter options, this risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and for posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.

Short Sales – The fund entered into short sales whereby it sells a security it does not own in anticipation of a decline in the value of that security. The fund will realize a gain if the security price decreases and a loss if the security price increases between the date of the short sale and the date on which the fund replaces the borrowed security. Losses from short sales can exceed the proceeds of the security sold; and they can also exceed the potential loss from an ordinary buy and sell transaction. The amount of any premium, dividends, or interest the fund may be required to pay in connection with a short sale will be recognized as a fund expense. During the six months ended March 31, 2013, this expense amounted to $6,421. The fund segregates cash or marketable securities in an amount that, when combined with the amount of proceeds from the short sale deposited with the broker, at least equals the current market value of the security sold short. At March 31, 2013, the fund had no short sales outstanding.

Security Loans – JPMorgan Chase and Co. (“Chase”), as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities

31

Notes to Financial Statements (unaudited) – continued

loaned. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. Chase provides the fund with indemnification against Borrower default. The fund bears the risk of loss with respect to the investment of cash collateral. On loans collateralized by cash, the cash collateral is invested in short-term securities. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is included in “Interest” income in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. At March 31, 2013, there were no securities on loan or collateral outstanding.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the six months ended March 31, 2013, is shown as a reduction of total expenses in the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Foreign taxes have been accrued by the fund in the accompanying financial statements.

32

Notes to Financial Statements (unaudited) – continued

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate wash sale loss deferrals.

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:

9/30/12
Ordinary income (including any short-term capital gains)	$18,435,299

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 3/31/13
Cost of investments	$2,799,183,534
Gross appreciation	574,945,296
Gross depreciation	(31,070,727)
Net unrealized appreciation (depreciation)	$543,874,569

As of 9/30/12
Undistributed ordinary income	24,128,679
Capital loss carryforwards	(208,867,893)
Other temporary differences	(1,463,144)
Net unrealized appreciation (depreciation)	374,099,700

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized for fund fiscal years beginning after September 30, 2011 may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses (“post-enactment losses”). Previously, net capital losses were carried forward for eight years and treated as short-term losses (“pre-enactment losses”). As a transition rule, the Act requires that all post-enactment net capital losses be used before pre-enactment net capital losses.

As of September 30, 2012, the fund had capital loss carryforwards available to offset future realized gains. Such losses are characterized as follows:

9/30/18	$(208,867,893)

33

Notes to Financial Statements (unaudited) – continued

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B shares will convert to Class A shares approximately eight years after purchase. The fund’s distributions declared to shareholders as reported in the Statement of Changes in Net Assets are presented by class as follows:

	From net investment income
	Six months ended 3/31/13	Year ended 9/30/12
Class A	$12,248,800	$10,793,641
Class C	71,423	73,115
Class I	2,556,786	7,226,809
Class R1	1,148	1,976
Class R2	117,394	87,582
Class R3	332,823	80,256
Class R4	211,113	169,471
Class R5	8,590,948	2,449
Total	$24,130,435	$18,435,299

On May 30, 2012, Class W shares were redesignated Class R5. See Note 5 for additional information.

(3) Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at an annual rate of 0.43% of the fund’s average daily net assets.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $87,633 for the six months ended March 31, 2013, as its portion of the initial sales charge on sales of Class A shares of the fund.

The Board of Trustees has adopted a distribution plan for certain class shares pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

34

Notes to Financial Statements (unaudited) – continued

Distribution Plan Fee Table:

	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$2,034,751
Class B	0.75%	0.25%	1.00%	1.00%	159,553
Class C	0.75%	0.25%	1.00%	1.00%	428,873
Class R1	0.75%	0.25%	1.00%	1.00%	13,492
Class R2	0.25%	0.25%	0.50%	0.50%	49,804
Class R3	—	0.25%	0.25%	0.25%	49,553
Total Distribution and Service Fees					$2,736,026

(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended March 31, 2013 based on each class’s average daily net assets.

Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase for shares purchased on or after August 1, 2012, and within 24 months of purchase for shares purchased prior to August 1, 2012. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended March 31, 2013, were as follows:

Amount
Class A	$238
Class B	20,383
Class C	1,572

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund’s Board of Trustees. For the six months ended March 31, 2013, the fee was $401,213, which equated to 0.0268% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R5 shares do not incur sub-accounting fees. For the six months ended March 31, 2013, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $900,653.

Under a Special Servicing Agreement among MFS, each MFS fund which invests in other MFS funds (“MFS fund-of-funds”) and certain underlying funds in which a MFS fund-of-funds invests (“underlying funds”), each underlying fund may pay a portion of each MFS fund-of-fund’s transfer agent-related expenses, including sub-accounting fees payable to financial intermediaries, to the extent such payments do not exceed the benefits realized or expected to be realized by the underlying fund from the investment

35

Notes to Financial Statements (unaudited) – continued

in the underlying fund by the MFS fund-of-fund. For the six months ended March 31, 2013, these costs for the fund amounted to $463,891 and are reflected in the “Shareholder servicing costs” in the Statement of Operations.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended March 31, 2013 was equivalent to an annual effective rate of 0.0131% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Prior to December 31, 2001, the fund had an unfunded defined benefit plan (“DB plan”) for independent Trustees. As of December 31, 2001, the Board took action to terminate the DB plan with respect to then-current and any future independent Trustees, such that the DB plan covers only certain of those former independent Trustees who retired on or before December 31, 2001. Effective January 1, 2002, accrued benefits under the DB plan for then-current independent Trustees who continued were credited to an unfunded retirement deferral plan (the “Retirement Deferral plan”), which was established for and exists solely with respect to these credited amounts, and is not available for other deferrals by these or other independent Trustees. Although the Retirement Deferral plan is unfunded, amounts deferred under the plan are periodically adjusted for investment experience as if they had been invested in shares of the fund. The DB plan resulted in a pension expense of $1,445 and the Retirement Deferral plan resulted in an expense of $7,631. Both amounts are included in independent Trustees’ compensation for the six months ended March 31, 2013. The liability for deferred retirement benefits payable to certain independent Trustees under both plans amounted to $103,893 at March 31, 2013, and is included in “Payable for independent Trustees’ compensation” in the Statement of Assets and Liabilities.

Deferred Trustee Compensation – Under a Deferred Compensation Plan (the “Plan”), independent Trustees previously were allowed to elect to defer receipt of all or a portion of their annual compensation. Effective January 1, 2005, the Board elected to no longer allow Trustees to defer receipt of future compensation under the Plan. Amounts deferred under the Plan are invested in shares of certain MFS Funds selected by the independent Trustees as notional investments. Deferred amounts represent an unsecured obligation of the fund until distributed in accordance with the Plan. Included in “Other assets” and “Payable for independent Trustees’ compensation” in the Statement of Assets and Liabilities is $46,713 of deferred Trustees’ compensation. There is no current year expense associated with the Plan.

36

Notes to Financial Statements (unaudited) – continued

Other – This fund and certain other funds managed by MFS (the funds) have entered into services agreements (the Agreements) which provide for payment of fees by the funds to Tarantino LLC and Griffin Compliance LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) and Assistant ICCO, respectively, for the funds. The ICCO and Assistant ICCO are officers of the funds and the sole members of Tarantino LLC and Griffin Compliance LLC, respectively. The funds can terminate the Agreements with Tarantino LLC and Griffin Compliance LLC at any time under the terms of the Agreements. For the six months ended March 31, 2013, the aggregate fees paid by the fund to Tarantino LLC and Griffin Compliance LLC were $10,600 and are included in “Miscellaneous” expense in the Statement of Operations. MFS has agreed to reimburse the fund for a portion of the payments made by the fund in the amount of $3,024, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO and Assistant ICCO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. Income earned on this investment is included in “Dividends from underlying affiliated funds” in the Statement of Operations. This money market fund does not pay a management fee to MFS.

(4) Portfolio Securities

Purchases and sales of investments, other than purchased option transactions and short-term obligations, aggregated $1,099,912,256 and $851,642,513 respectively.

(5) Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 3/31/13		Year ended 9/30/12
	Shares	Amount	Shares	Amount
Shares sold
Class A	6,486,872	$188,870,045	7,556,456	$202,867,617
Class B	66,937	1,836,716	140,589	3,428,343
Class C	232,634	6,451,788	172,364	4,284,738
Class I	4,276,186	130,784,837	10,001,045	278,834,685
Class R1	20,604	581,743	12,128	294,968
Class R2	222,104	6,347,383	248,424	6,443,769
Class R3	461,798	13,645,231	934,660	25,476,945
Class R4	309,612	9,305,852	301,986	7,701,093
Class R5	2,511,745	73,254,341	29,524,424	772,578,096
	14,588,492	$431,077,936	48,892,076	$1,301,910,254

37

Notes to Financial Statements (unaudited) – continued

	Six months ended 3/31/13		Year ended 9/30/12
	Shares	Amount	Shares	Amount
Shares issued to shareholders in reinvestment of distributions
Class A	380,240	$10,969,682	401,574	$9,569,512
Class C	2,277	61,264	2,613	58,053
Class I	86,162	2,531,434	297,079	7,204,156
Class R1	43	1,148	90	1,976
Class R2	3,698	104,278	3,386	78,975
Class R3	11,574	332,296	3,362	79,818
Class R4	7,325	211,112	7,123	169,471
Class R5	298,193	8,590,948	102	2,420
	789,512	$22,802,162	715,329	$17,164,381

Shares reacquired
Class A	(4,562,017)	$(133,638,105)	(8,328,026)	$(218,561,415)
Class B	(207,522)	(5,695,826)	(575,616)	(14,052,701)
Class C	(264,832)	(7,181,080)	(477,497)	(11,654,619)
Class I	(790,378)	(23,967,183)	(28,960,622)	(771,340,034)
Class R1	(8,750)	(233,071)	(29,258)	(705,171)
Class R2	(94,285)	(2,682,014)	(162,415)	(4,191,771)
Class R3	(179,091)	(5,241,606)	(74,806)	(1,991,387)
Class R4	(87,301)	(2,609,156)	(132,387)	(3,590,636)
Class R5	(536,298)	(15,844,788)	(824,554)	(21,945,100)
	(6,730,474)	$(197,092,829)	(39,565,181)	$(1,048,032,834)

Net change
Class A	2,305,095	$66,201,622	(369,996)	$(6,124,286)
Class B	(140,585)	(3,859,110)	(435,027)	(10,624,358)
Class C	(29,921)	(668,028)	(302,520)	(7,311,828)
Class I	3,571,970	109,349,088	(18,662,498)	(485,301,193)
Class R1	11,897	349,820	(17,040)	(408,227)
Class R2	131,517	3,769,647	89,395	2,330,973
Class R3	294,281	8,735,921	863,216	23,565,376
Class R4	229,636	6,907,808	176,722	4,279,928
Class R5	2,273,640	66,000,501	28,699,972	750,635,416
	8,647,530	$256,787,269	10,042,224	$271,041,801

The fund is one of several mutual funds in which the MFS funds-of-funds may invest. The MFS funds-of-funds do not invest in the underlying MFS funds for the purpose of exercising management or control. At the end of the period, the MFS Moderate Allocation Fund, the MFS Growth Allocation Fund, the MFS Conservative Allocation Fund, and the MFS Aggressive Growth Allocation Fund were the owners of record of approximately 11%, 9%, 4% and 3%, respectively, of the value of outstanding voting shares of the fund. In addition, the MFS Lifetime 2010 Fund, the MFS Lifetime 2015 Fund, the MFS Lifetime 2020 Fund, the MFS Lifetime 2025 Fund, the MFS Lifetime 2030 Fund, the MFS Lifetime 2035 Fund, the MFS Lifetime 2040 Fund, the MFS

38

Notes to Financial Statements (unaudited) – continued

Lifetime 2045 Fund, the MFS Lifetime 2050 Fund, the MFS Lifetime 2055 Fund, and the MFS Lifetime Retirement Income Fund were each the owners of record of less than 1% of the value of outstanding voting shares of the fund.

Redesignation of Class W to Class R5 – On May 10, 2012, sales of Class W shares (including exchanges) were suspended. On May 11, 2012, certain Class W shares were automatically converted to Class I shares. Shareholders of certain Class W shares became shareholders of Class I and received Class I shares with a total net asset value equal to theirClass W shares at the time of the conversion. On May 30, 2012, remaining Class W shares, which represented MFS seed money, were redesignated as Class R5. Class R5 shares are generally available only to certain eligible retirement plans and to funds distributed by MFD. Class R5 shares do not pay a 12b-1 distribution fee or sub-accounting costs. On June 1, 2012, Class R5 shares were offered for sale to the public.

(6) Line of Credit

The fund and certain other funds managed by MFS participate in a $1.1 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Federal Reserve funds rate or one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus an agreed upon spread. For the six months ended March 31, 2013, the fund’s commitment fee and interest expense were $8,175 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

(7) Transactions in Underlying Affiliated Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	53,816,932	265,655,686	(288,115,766)	31,356,852

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$30,904	$31,356,852

39

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

A discussion regarding the Board’s most recent review and renewal of the fund’s Investment Advisory Agreement with MFS is available by clicking on the fund’s name under “Mutual Funds” in the “Products” section of the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds’ proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. A shareholder can obtain the quarterly portfolio holdings report at mfs.com. The fund’s Form N-Q is also available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “News & Commentary” section of mfs.com or by clicking on the fund’s name under “Mutual Funds” in the “Products” section of mfs.com.

PROVISION OF FINANCIAL REPORTS AND SUMMARY PROSPECTUSES

The fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.

40

Save paper with eDelivery.

MFS® will send you prospectuses,

reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter.

To sign up:

1. Go to mfs.com.

2. Log in via MFS® Access.

3. Select eDelivery.

If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS® Access, or eDelivery may not be available to you.

CONTACT

WEB SITE

mfs.com

MFS TALK

1-800-637-8255

24 hours a day

ACCOUNT SERVICE AND LITERATURE

Shareholders

1-800-225-2606

Financial advisors

1-800-343-2829

Retirement plan services

1-800-637-1255

MAILING ADDRESS

MFS Service Center, Inc.

P.O. Box 55824

Boston, MA 02205-5824

OVERNIGHT MAIL

MFS Service Center, Inc.

c/o Boston Financial Data Services

30 Dan Road

Canton, MA 02021-2809

SEMIANNUAL REPORT

March 31, 2013

MFS® TOTAL RETURN FUND

MTR-SEM

MFS® TOTAL RETURN FUND

The report is prepared for the general information of shareholders.

It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

LETTER FROM THE CHAIRMAN AND CEO

Dear Shareholders:

The first quarter of 2013 delivered strong returns to global equity investors, particularly those holding U.S. and Japanese stocks, while bond returns were flat overall. The U.S.

economy picked up steam, driven by the improving housing and job markets. U.S. economic data were broadly positive, with growth in manufacturing activity, durable goods orders and auto sales. However, consumer confidence wavered somewhat, a likely reflection of the impact of the payroll tax increase and uncertainty over the U.S. government’s across-the-board sequestration cuts.

The eurozone’s unemployment picture and overall economic activity steadily worsened. Cyprus, the latest debt-crisis hot spot, faces unique challenges, with its oversized banking sector’s unhealthy exposure to Greek debt. In addition, the hefty cost to large bank depositors could weaken confidence in the region’s financial stability. China’s economic activity rebounded after a mild slowdown in 2012. The Japanese government’s aggressive effort to stimulate its long-dormant economy by devaluing the yen lifted stock prices, exports and profits for struggling Japanese firms. The outlook for further economic growth and an extension of the U.S. bull market is highly dependent on how much damage is caused by the U.S. budget cuts, global growth prospects and the ebb and flow of global tail risk events. Most factors point to a continued slow and uneven global economic recovery.

As always, managing risk in the face of uncertainty remains a top priority for investors. At MFS®, our uniquely collaborative investment process employs global research and active risk management. Our global team of investment professionals shares ideas and evaluates opportunities across continents, investment disciplines and asset classes — all with a goal of building better insights, and ultimately better results, for our clients.

We remain mindful of the many economic challenges investors face today, and believe it is more important than ever to maintain a long-term view and employ time-tested principles, such as asset allocation and diversification. We also remain confident that our unique approach can serve investors well as they work with their financial advisors to identify and pursue the most suitable opportunities.

Respectfully,

Robert J. Manning

Chairman and Chief Executive Officer

MFS Investment Management®

May 15, 2013

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

PORTFOLIO COMPOSITION

Portfolio structure (i)

Top ten holdings (i)
U.S. Treasury Notes, 0.875%, 2016	3.7%
U.S. Treasury Notes, 2.125%, 2015	2.4%
U.S. Treasury Bonds, 4.5%, 2039	2.2%
JPMorgan Chase & Co.	2.2%
Philip Morris International, Inc.	2.1%
Johnson & Johnson	1.8%
Pfizer, Inc.	1.8%
Exxon Mobil Corp.	1.5%
Fannie Mae, 5.5%, 30 Years	1.4%
Lockheed Martin Corp.	1.3%

Composition including fixed income credit quality (a)(i)
AAA	1.1%
AA	1.2%
A	4.3%
BBB	5.6%
BB	0.3%
CCC	0.1%
CC	0.1%
C	0.1%
U.S. Government	13.3%
Federal Agencies	11.9%
Not Rated	0.1%
Non-Fixed Income	60.8%
Cash & Other	1.1%

Equity sectors
Financial Services	13.4%
Health Care	7.6%
Consumer Staples	7.4%
Industrial Goods & Services	7.1%
Energy	5.6%
Leisure	4.4%
Utilities & Communications	3.4%
Retailing	2.8%
Basic Materials	2.7%
Technology	2.5%
Autos & Housing	1.7%
Special Products & Services	1.2%
Transportation	1.0%

Fixed income sectors (i)
U.S. Treasury Securities	13.3%
Mortgage-Backed Securities	11.4%
High Grade Corporates	8.9%
Commercial Mortgage-Backed Securities	1.5%
Emerging Markets Bonds	1.2%
Non-U.S. Government Bonds	0.8%
U.S. Government Agencies	0.5%
Asset-Backed Securities	0.2%
High Yield Corporates	0.2%
Collateralized Debt Obligations	0.1%
Residential Mortgage-Backed Securities (o)	0.0%

Portfolio Composition – continued

(a)	For all securities other than those specifically described below, ratings are assigned to underlying securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). Securities rated BBB or higher are considered investment grade. All ratings are subject to change. U.S. Government includes securities issued by the U.S. Department of the Treasury. Federal Agencies includes rated and unrated U.S. Agency fixed-income securities, U.S. Agency mortgage-backed securities, and collateralized mortgage obligations of U.S. Agency mortgage-backed securities. Not Rated includes fixed income securities, including fixed income futures contracts, which have not been rated by any rating agency. Non-Fixed Income includes equity securities (including convertible bonds and equity derivatives) and commodities. Cash & Other includes cash, other assets less liabilities, offsets to derivative positions, and short-term securities. The fund may not hold all of these instruments. The fund is not rated by these agencies.
(i)	For purposes of this presentation, the components include the market value of securities, and reflect the impact of the equivalent exposure of derivative positions, if any. These amounts may be negative from time to time. The bond component will include any accrued interest amounts. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than market value. Where the fund holds convertible bonds, these are treated as part of the equity portion of the portfolio.
(o)	Less than 0.1%.

Percentages are based on net assets as of 3/31/13.

The portfolio is actively managed and current holdings may be different.

EXPENSE TABLE

Fund expenses borne by the shareholders during the period,

October 1, 2012 through March 31, 2013

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period October 1, 2012 through March 31, 2013.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense Table – continued

Share Class		Annualized Expense Ratio	Beginning Account Value 10/01/12	Ending Account Value 3/31/13	Expenses Paid During Period (p) 10/01/12-3/31/13
A	Actual	0.76%	$1,000.00	$1,081.66	$3.94
	Hypothetical (h)	0.76%	$1,000.00	$1,021.14	$3.83
B	Actual	1.51%	$1,000.00	$1,077.50	$7.82
	Hypothetical (h)	1.51%	$1,000.00	$1,017.40	$7.59
C	Actual	1.51%	$1,000.00	$1,077.22	$7.82
	Hypothetical (h)	1.51%	$1,000.00	$1,017.40	$7.59
I	Actual	0.51%	$1,000.00	$1,083.00	$2.65
	Hypothetical (h)	0.51%	$1,000.00	$1,022.39	$2.57
R1	Actual	1.51%	$1,000.00	$1,076.99	$7.82
	Hypothetical (h)	1.51%	$1,000.00	$1,017.40	$7.59
R2	Actual	1.01%	$1,000.00	$1,080.10	$5.24
	Hypothetical (h)	1.01%	$1,000.00	$1,019.90	$5.09
R3	Actual	0.76%	$1,000.00	$1,081.60	$3.94
	Hypothetical (h)	0.76%	$1,000.00	$1,021.14	$3.83
R4	Actual	0.51%	$1,000.00	$1,083.61	$2.65
	Hypothetical (h)	0.51%	$1,000.00	$1,022.39	$2.57
R5	Actual	0.43%	$1,000.00	$1,083.44	$2.23
	Hypothetical (h)	0.43%	$1,000.00	$1,022.79	$2.17
529A	Actual	0.81%	$1,000.00	$1,081.56	$4.20
	Hypothetical (h)	0.81%	$1,000.00	$1,020.89	$4.08
529B	Actual	1.56%	$1,000.00	$1,077.17	$8.08
	Hypothetical (h)	1.56%	$1,000.00	$1,017.15	$7.85
529C	Actual	1.56%	$1,000.00	$1,077.71	$8.08
	Hypothetical (h)	1.56%	$1,000.00	$1,017.15	$7.85

(h)	5% class return per year before expenses.
(p)	Expenses paid are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

PORTFOLIO OF INVESTMENTS

3/31/13 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Common Stocks - 60.6%
Issuer	Shares/Par	Value ($)
Aerospace - 4.3%
General Dynamics Corp.	132,400	$9,335,513
Honeywell International, Inc.	881,020	66,384,857
Lockheed Martin Corp.	826,450	79,768,954
Northrop Grumman Corp.	244,170	17,128,526
Precision Castparts Corp.	47,460	8,999,365
United Technologies Corp.	826,720	77,240,450

		$258,857,665
Alcoholic Beverages - 0.9%
Diageo PLC	1,610,517	$50,777,317
Diageo PLC, ADR	19,290	2,427,454

		$53,204,771
Automotive - 1.2%
Delphi Automotive PLC	628,550	$27,907,620
General Motors Co. (a)	254,800	7,088,536
Johnson Controls, Inc.	1,035,170	36,303,412

		$71,299,568
Broadcasting - 2.3%
Omnicom Group, Inc.	629,470	$37,075,783
Time Warner, Inc.	267,050	15,387,421
Viacom, Inc., “B”	408,570	25,155,655
Walt Disney Co.	1,053,620	59,845,616

		$137,464,475
Brokerage & Asset Managers - 1.2%
BlackRock, Inc.	156,649	$40,239,995
Franklin Resources, Inc.	223,370	33,686,430

		$73,926,425
Business Services - 1.2%
Accenture PLC, “A”	693,390	$52,676,838
Dun & Bradstreet Corp.	95,410	7,981,047
Fidelity National Information Services, Inc.	69,270	2,744,477
Fiserv, Inc. (a)	104,530	9,180,870

		$72,583,232

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Cable TV - 0.9%
Comcast Corp., “Special A”	1,201,380	$47,598,676
Time Warner Cable, Inc.	99,610	9,568,537

		$57,167,213
Chemicals - 2.2%
3M Co.	588,020	$62,512,406
Celanese Corp.	238,570	10,509,009
E.I. du Pont de Nemours & Co.	161,090	7,919,184
PPG Industries, Inc.	378,400	50,682,896

		$131,623,495
Computer Software - 0.9%
Check Point Software Technologies Ltd. (a)	152,590	$7,170,204
Oracle Corp.	1,412,700	45,686,718

		$52,856,922
Computer Software - Systems - 1.3%
Hewlett-Packard Co.	1,193,870	$28,461,861
International Business Machines Corp.	240,470	51,292,251

		$79,754,112
Construction - 0.4%
Stanley Black & Decker, Inc.	326,011	$26,397,111

Consumer Products - 0.6%
Procter & Gamble Co.	353,408	$27,233,620
Reckitt Benckiser Group PLC	152,534	10,934,802

		$38,168,422
Electrical Equipment - 1.9%
Danaher Corp.	1,140,000	$70,851,000
Pentair Ltd.	170,510	8,994,403
Tyco International Ltd.	992,570	31,762,240

		$111,607,643
Electronics - 0.3%
Intel Corp.	541,300	$11,827,405
Microchip Technology, Inc.	236,670	8,699,989

		$20,527,394
Energy - Independent - 2.7%
Anadarko Petroleum Corp.	309,270	$27,045,662
Apache Corp.	400,630	30,912,611
Canadian Natural Resources Ltd.	292,350	9,393,206

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Energy - Independent - continued
EOG Resources, Inc.	90,620	$11,605,703
EQT Corp.	181,950	12,327,113
Noble Energy, Inc.	249,180	28,820,159
Occidental Petroleum Corp.	569,330	44,618,392

		$164,722,846
Energy - Integrated - 2.5%
Chevron Corp.	524,395	$62,308,614
Exxon Mobil Corp.	986,658	88,907,752

		$151,216,366
Engineering - Construction - 0.2%
Fluor Corp.	175,460	$11,638,262

Food & Beverages - 3.2%
Coca-Cola Co.	337,020	$13,629,089
Coca-Cola Enterprises, Inc.	137,430	5,073,916
Dr Pepper Snapple Group, Inc.	193,520	9,085,764
General Mills, Inc.	969,330	47,797,662
Groupe Danone	423,054	29,439,049
J.M. Smucker Co.	50,940	5,051,210
Kellogg Co.	104,140	6,709,740
Kraft Foods Group, Inc.	67,246	3,465,186
Mondelez International, Inc.	366,550	11,220,096
Nestle S.A.	719,579	52,053,844
PepsiCo, Inc.	102,390	8,100,073

		$191,625,629
Food & Drug Stores - 1.2%
CVS Caremark Corp.	929,599	$51,118,649
Kroger Co.	356,910	11,827,997
Walgreen Co.	220,360	10,506,765

		$73,453,411
General Merchandise - 1.2%
Kohl’s Corp.	410,810	$18,950,665
Target Corp.	804,250	55,050,913

		$74,001,578
Insurance - 4.0%
ACE Ltd.	612,290	$54,475,441
Aon PLC	476,920	29,330,580
Chubb Corp.	149,810	13,112,869
MetLife, Inc.	1,268,640	48,233,693

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Insurance - continued
Prudential Financial, Inc.	767,400	$45,268,926
Travelers Cos., Inc.	577,153	48,590,511

		$239,012,020
Leisure & Toys - 0.4%
Hasbro, Inc.	540,500	$23,749,570

Machinery & Tools - 0.7%
Eaton Corp. PLC	504,333	$30,890,396
Illinois Tool Works, Inc.	152,290	9,280,553

		$40,170,949
Major Banks - 7.0%
Bank of America Corp.	1,805,560	$21,991,721
Bank of New York Mellon Corp.	2,177,958	60,961,044
Goldman Sachs Group, Inc.	452,842	66,635,700
JPMorgan Chase & Co.	2,766,051	131,276,780
Morgan Stanley	581,250	12,775,875
PNC Financial Services Group, Inc.	330,509	21,978,849
State Street Corp.	702,760	41,526,088
Wells Fargo & Co.	1,829,360	67,668,026

		$424,814,083
Medical & Health Technology & Services - 0.5%
AmerisourceBergen Corp.	233,990	$12,038,786
Express Scripts Holding Co. (a)	224,530	12,944,155
Quest Diagnostics, Inc.	138,530	7,820,019

		$32,802,960
Medical Equipment - 2.6%
Abbott Laboratories	797,330	$28,161,696
Becton, Dickinson & Co.	104,110	9,953,957
Covidien PLC	406,150	27,553,216
Medtronic, Inc.	422,530	19,842,009
St. Jude Medical, Inc.	738,110	29,849,168
Thermo Fisher Scientific, Inc.	557,380	42,633,996

		$157,994,042
Natural Gas - Pipeline - 0.3%
Williams Cos., Inc.	538,450	$20,170,337

Oil Services - 0.4%
Noble Corp.	342,440	$13,064,086
Schlumberger Ltd.	116,210	8,702,967

		$21,767,053

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Other Banks & Diversified Financials - 1.2%
American Express Co.	147,410	$9,944,279
MasterCard, Inc., “A”	13,356	7,227,332
SunTrust Banks, Inc.	258,200	7,438,742
Visa, Inc., “A”	142,910	24,271,834
Western Union Co.	929,911	13,985,861
Zions Bancorporation	375,490	9,383,495

		$72,251,543
Pharmaceuticals - 4.5%
AbbVie, Inc.	495,190	$20,193,848
Bayer AG	106,208	10,956,690
Johnson & Johnson	1,327,770	108,253,088
Merck & Co., Inc.	352,340	15,583,998
Pfizer, Inc.	3,719,235	107,337,122
Roche Holding AG	44,180	10,288,493
Zoetis, Inc. (a)	46,810	1,563,454

		$274,176,693
Printing & Publishing - 0.4%
McGraw-Hill Cos., Inc.	149,410	$7,781,273
Moody’s Corp.	250,250	13,343,330

		$21,124,603
Railroad & Shipping - 0.3%
Canadian National Railway Co.	84,480	$8,473,344
Union Pacific Corp.	59,170	8,426,400

		$16,899,744
Restaurants - 0.4%
McDonald’s Corp.	219,810	$21,912,859

Specialty Chemicals - 0.5%
Air Products & Chemicals, Inc.	378,790	$33,000,185

Specialty Stores - 0.4%
Advance Auto Parts, Inc.	126,959	$10,493,161
Staples, Inc.	838,500	11,261,055

		$21,754,216
Telecommunications - Wireless - 0.5%
Vodafone Group PLC	9,695,425	$27,489,372
Vodafone Group PLC, ADR	57,810	1,642,382

		$29,131,754

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Telephone Services - 1.6%
AT&T, Inc.	1,520,728	$55,795,510
CenturyLink, Inc.	198,703	6,980,436
Verizon Communications, Inc.	637,180	31,317,397

		$94,093,343
Tobacco - 2.7%
Altria Group, Inc.	260,680	$8,964,785
Lorillard, Inc.	712,980	28,768,743
Philip Morris International, Inc.	1,379,890	127,929,602

		$165,663,130
Trucking - 0.7%
United Parcel Service, Inc., “B”	514,840	$44,224,756

Utilities - Electric Power - 0.9%
Duke Energy Corp.	131,450	$9,541,956
NRG Energy, Inc.	332,260	8,801,567
PG&E Corp.	112,440	5,006,953
PPL Corp.	607,200	19,011,432
Public Service Enterprise Group, Inc.	430,570	14,785,774

		$57,147,682
Total Common Stocks (Identified Cost, $2,695,822,083)		$3,663,958,062

Bonds - 37.8%
Agency - Other - 0.1%
Financing Corp., 9.65%, 2018	$2,850,000	$4,142,871

Asset-Backed & Securitized - 1.8%
Bayview Financial Revolving Mortgage Loan Trust, FRN, 1.803%, 2040 (z)	$6,644,747	$3,539,073
BlackRock Capital Finance LP, 7.75%, 2026 (n)	882,763	112,552
Capital Trust Realty Ltd., CDO, 5.16%, 2035 (n)	2,654,735	2,662,964
Citigroup/Deutsche Bank Commercial Mortgage Trust, 5.322%, 2049	7,105,112	8,076,253
Credit Suisse Mortgage Capital Certificate, FRN, 5.695%, 2040	9,759,829	11,261,964
GMAC Mortgage Corp. Loan Trust, FRN, 5.805%, 2036	3,597,600	3,437,970
Goldman Sachs Mortgage Securities Corp., FRN, 5.981%, 2045	5,229,879	5,984,394
JPMorgan Chase Commercial Mortgage Securities Corp., 4.78%, 2042	828,000	885,618
JPMorgan Chase Commercial Mortgage Securities Corp., “A3”, FRN, 5.929%, 2051	12,669,291	13,326,409
JPMorgan Chase Commercial Mortgage Securities Corp., “A4”, FRN, 5.807%, 2049	8,257,080	9,481,952

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Asset-Backed & Securitized - continued
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 4.948%, 2037	$1,200,000	$1,292,005
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.214%, 2041	2,279,327	2,361,118
Merrill Lynch Mortgage Trust, “A3”, FRN, 5.85%, 2050	1,948,101	2,054,004
Merrill Lynch/Countrywide Commercial Mortgage Trust, FRN, 5.81%, 2050	11,723,839	13,392,798
Morgan Stanley Capital I, Inc., FRN, 0.578%, 2030 (i)(n)	26,234,692	523,041
Residential Asset Mortgage Products, Inc., FRN, 4.971%, 2034	436,641	436,550
Residential Funding Mortgage Securities, Inc., FRN, 5.32%, 2035	8,015,386	4,708,526
Spirit Master Funding LLC, 5.05%, 2023 (z)	6,363,752	6,457,299
Wachovia Bank Commercial Mortgage Trust, “A4”, FRN, 5.926%, 2051	9,392,500	10,767,393
Wachovia Bank Commercial Mortgage Trust, FRN, 5.731%, 2049	4,967,192	5,700,052

		$106,461,935
Automotive - 0.2%
Hyundai Capital America, 2.125%, 2017 (n)	$384,000	$387,128
Toyota Motor Credit Corp., 3.2%, 2015	3,480,000	3,674,306
Toyota Motor Credit Corp., 3.4%, 2021	4,890,000	5,239,117
Volkswagen International Finance N.V., 2.375%, 2017 (n)	4,856,000	5,034,079

		$14,334,630
Broadcasting - 0.2%
Hearst-Argyle Television, Inc., 7.5%, 2027	$3,800,000	$3,059,000
News America, Inc., 8.5%, 2025	5,903,000	8,098,591

		$11,157,591
Cable TV - 0.4%
Comcast Corp., 2.85%, 2023	$6,030,000	$6,009,926
Cox Communications, Inc., 4.625%, 2013	6,711,000	6,756,829
DIRECTV Holdings LLC, 4.6%, 2021	3,220,000	3,505,736
Time Warner Entertainment Co. LP, 8.375%, 2033	7,170,000	9,911,521

		$26,184,012
Conglomerates - 0.2%
ABB Finance (USA), Inc., 2.875%, 2022	$1,772,000	$1,798,415
General Electric Co., 2.7%, 2022	5,120,000	5,120,415
United Technologies Corp., 3.1%, 2022	2,450,000	2,567,798

		$9,486,628
Consumer Services - 0.0%
eBay, Inc., 1.35%, 2017	$1,644,000	$1,662,178

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Defense Electronics - 0.1%
BAE Systems Holdings, Inc., 5.2%, 2015 (n)	$3,942,000	$4,280,200

Emerging Market Quasi-Sovereign - 0.4%
CNOOC Finance (2012) Ltd., 3.875%, 2022 (n)	$5,880,000	$6,195,727
Corporacion Nacional del Cobre de Chile, 3.75%, 2020 (n)	1,789,000	1,873,330
Gaz Capital S.A., 3.85%, 2020 (n)	1,632,000	1,632,000
Petrobras International Finance Co., 5.375%, 2021	2,152,000	2,321,993
Petrobras International Finance Co., 6.75%, 2041	1,511,000	1,707,873
Petroleos Mexicanos, 8%, 2019	4,145,000	5,305,600
Qtel International Finance Ltd., 6.5%, 2014 (n)	1,395,000	1,482,746
Ras Laffan Liquefied Natural Gas Co. Ltd., 5.832%, 2016 (n)	3,687,978	3,970,108

		$24,489,377
Emerging Market Sovereign - 0.4%
Republic of Peru, 7.35%, 2025	$551,000	$777,737
Russian Federation, 3.625%, 2015 (z)	12,000,000	12,528,000
United Mexican States, 4.75%, 2044	7,817,000	8,110,138

		$21,415,875
Energy - Independent - 0.1%
Apache Corp., 3.25%, 2022	$2,382,000	$2,470,825
Apache Corp., 4.75%, 2043	1,827,000	1,868,013
EOG Resources, Inc., 2.625%, 2023	1,718,000	1,696,599
Hess Corp., 8.125%, 2019	1,740,000	2,247,254

		$8,282,691
Energy - Integrated - 0.6%
BP Capital Markets PLC, 4.5%, 2020	$1,661,000	$1,897,847
BP Capital Markets PLC, 4.742%, 2021	4,892,000	5,670,004
Husky Energy, Inc., 5.9%, 2014	4,370,000	4,631,986
Husky Energy, Inc., 7.25%, 2019	4,453,000	5,735,869
Petro-Canada, 6.05%, 2018	9,475,000	11,416,731
Total Capital International S.A., 1.55%, 2017	7,071,000	7,186,102

		$36,538,539
Financial Institutions - 0.1%
General Electric Capital Corp., 3.1%, 2023	$3,339,000	$3,305,820

Food & Beverages - 0.2%
Anheuser-Busch InBev S.A., 8%, 2039	$5,850,000	$9,248,177
Conagra Foods, Inc., 3.2%, 2023	2,934,000	2,924,359
Kraft Foods Group, Inc., 3.5%, 2022	2,361,000	2,468,711

		$14,641,247

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Insurance - 0.1%
Metropolitan Life Global Funding I, 5.125%, 2013 (n)	$3,340,000	$3,343,143
Metropolitan Life Global Funding I, 5.125%, 2014 (n)	1,320,000	1,391,353

		$4,734,496
Insurance - Health - 0.1%
WellPoint, Inc., 3.3%, 2023	$3,410,000	$3,455,489

Insurance - Property & Casualty - 0.4%
ACE Ltd., 2.7%, 2023	$5,960,000	$5,929,544
Chubb Corp., 6.375% to 2017, FRN to 2067	8,200,000	9,009,750
Marsh & McLennan Cos., Inc., 4.8%, 2021	5,360,000	6,118,510
ZFS Finance USA Trust V, 6.5% to 2017, FRN to 2067 (n)	2,925,000	3,129,750

		$24,187,554
International Market Quasi-Sovereign - 0.5%
Achmea Hypotheekbank N.V., 3.2%, 2014 (n)	$394,000	$410,469
ING Bank N.V., 3.9%, 2014 (n)	6,920,000	7,153,349
KFW International Finance, Inc., 4.875%, 2019	7,250,000	8,755,825
Societe Financement de l’ Economie Francaise, 3.375%, 2014 (n)	4,053,000	4,184,868
Temasek Financial I Ltd., 2.375%, 2023 (n)	10,140,000	9,764,891

		$30,269,402
International Market Sovereign - 0.1%
Republic of Iceland, 4.875%, 2016 (n)	$5,610,000	$5,981,663

Internet - 0.1%
Baidu, Inc., 3.5%, 2022	$6,460,000	$6,534,361

Local Authorities - 0.1%
New Jersey Turnpike Authority Rev. (Build America Bonds), “F”, 7.414%, 2040	$5,815,000	$8,480,887

Machinery & Tools - 0.1%
Atlas Copco AB, 5.6%, 2017 (n)	$5,970,000	$6,875,088

Major Banks - 1.7%
ABN AMRO Bank N.V., FRN, 2.072%, 2014 (n)	$5,900,000	$5,969,974
Banco Santander U.S. Debt S.A.U., 3.781%, 2015 (n)	2,600,000	2,652,073
Bank of America Corp., 7.375%, 2014	2,825,000	3,023,259
Bank of America Corp., 5.49%, 2019	4,135,000	4,628,806
Bank of America Corp., 7.625%, 2019	3,980,000	5,055,706
BNP Paribas, 7.195% to 2037, FRN to 2049 (n)	3,200,000	3,296,000
Commonwealth Bank of Australia, 5%, 2019 (n)	3,930,000	4,594,913

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Major Banks - continued
Credit Suisse New York, 5.5%, 2014	$5,410,000	$5,691,558
Goldman Sachs Group, Inc., 5.625%, 2017	6,364,000	7,125,058
HSBC Holdings PLC, 5.1%, 2021	3,688,000	4,261,377
ING Bank N.V., 3.75%, 2017 (n)	4,761,000	5,073,464
JPMorgan Chase & Co., 6.3%, 2019	6,750,000	8,244,524
JPMorgan Chase & Co., 3.25%, 2022	1,884,000	1,881,091
Merrill Lynch & Co., Inc., 6.15%, 2013	6,790,000	6,813,819
Morgan Stanley, 6.625%, 2018	11,740,000	14,034,019
PNC Funding Corp., 5.625%, 2017	6,510,000	7,435,969
Royal Bank of Scotland PLC, 2.55%, 2015	1,405,000	1,444,044
Wachovia Corp., 5.25%, 2014	4,613,000	4,880,619
Wells Fargo & Co., 2.1%, 2017	6,600,000	6,805,966

		$102,912,239
Medical & Health Technology & Services - 0.3%
CareFusion Corp., 6.375%, 2019	$6,240,000	$7,543,205
Express Scripts Holding Co., 2.65%, 2017	7,200,000	7,541,698

		$15,084,903
Metals & Mining - 0.2%
Freeport-McMoRan Copper & Gold, Inc., 3.875%, 2023 (n)	$5,930,000	$5,947,155
Rio Tinto Finance (USA) PLC, 3.5%, 2022	5,540,000	5,699,618
Vale Overseas Ltd., 4.625%, 2020	1,631,000	1,727,443
Vale Overseas Ltd., 6.875%, 2039	1,269,000	1,447,046

		$14,821,262
Mortgage-Backed - 11.4%
Fannie Mae, 4.006%, 2013	$1,627,797	$1,627,666
Fannie Mae, 4.629%, 2014	2,916,845	2,991,047
Fannie Mae, 4.825%, 2014	3,840,164	3,967,775
Fannie Mae, 4.854%, 2014	116,316	117,088
Fannie Mae, 4.386%, 2015	613,703	654,876
Fannie Mae, 4.58%, 2015	291,575	301,037
Fannie Mae, 4.78%, 2015	2,198,008	2,347,610
Fannie Mae, 4.907%, 2015	2,103,821	2,255,271
Fannie Mae, 5.19%, 2015	1,277,673	1,380,202
Fannie Mae, 5.09%, 2016	1,993,333	2,197,353
Fannie Mae, 5.284%, 2016	1,166,223	1,297,250
Fannie Mae, 5.343%, 2016	2,013,474	2,265,003
Fannie Mae, 5.35%, 2016	639,247	708,490
Fannie Mae, 5.05%, 2017	2,392,726	2,645,192
Fannie Mae, 5.5%, 2017 - 2040	86,747,578	95,186,044
Fannie Mae, 6%, 2017 - 2037	42,648,496	47,571,178
Fannie Mae, 2.578%, 2018	4,000,000	4,227,692

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Mortgage-Backed - continued
Fannie Mae, 3.546%, 2018	$784,942	$868,177
Fannie Mae, 3.649%, 2018	1,167,359	1,294,130
Fannie Mae, 3.84%, 2018	1,427,261	1,590,571
Fannie Mae, 4.5%, 2018 - 2041	28,245,548	30,668,043
Fannie Mae, 5%, 2018 - 2041	45,691,487	49,803,875
Fannie Mae, 4.293%, 2019	765,236	881,685
Fannie Mae, 4.88%, 2020	525,251	585,227
Fannie Mae, 3%, 2027	1,320,530	1,390,600
Fannie Mae, 7.5%, 2030 - 2032	513,690	602,900
Fannie Mae, 6.5%, 2031 - 2037	14,373,528	16,305,334
Fannie Mae, 4%, 2040 - 2041	4,204,894	4,505,369
Fannie Mae, 3.5%, 2041 - 2042	12,404,426	13,164,861
Fannie Mae, TBA, 2.5%, 2028	10,240,000	10,609,932
Fannie Mae, TBA, 3%, 2028 - 2043	11,550,000	11,984,863
Fannie Mae, TBA, 4%, 2028	4,420,000	4,728,537
Fannie Mae, TBA, 3.5%, 2031 - 2043	43,821,000	46,182,285
Fannie Mae, TBA, 4.5%, 2043	13,920,000	15,000,301
Freddie Mac, 6%, 2016 - 2037	23,021,514	25,461,355
Freddie Mac, 3.882%, 2017	2,574,445	2,862,420
Freddie Mac, 5%, 2017 - 2039	29,131,106	31,599,943
Freddie Mac, 2.412%, 2018	1,963,000	2,068,929
Freddie Mac, 3.154%, 2018	712,000	773,700
Freddie Mac, 4.5%, 2019 - 2039	15,060,411	16,068,254
Freddie Mac, 5.085%, 2019	6,789,000	7,961,229
Freddie Mac, 5.5%, 2019 - 2035	19,449,254	21,244,470
Freddie Mac, 3.808%, 2020	5,739,000	6,444,742
Freddie Mac, 6.5%, 2034 - 2037	7,857,067	8,925,448
Freddie Mac, 4%, 2040 - 2041	24,122,282	25,640,226
Freddie Mac, 3.5%, 2042	11,017,010	11,658,243
Freddie Mac, TBA, 2.5%, 2028	7,559,000	7,809,392
Freddie Mac, TBA, 3%, 2043	13,142,000	13,458,229
Freddie Mac, TBA, 3.5%, 2043	2,940,000	3,086,426
Ginnie Mae, 5.5%, 2032 - 2035	9,814,334	10,823,494
Ginnie Mae, 6%, 2032 - 2038	10,090,886	11,466,718
Ginnie Mae, 4.5%, 2033 - 2041	28,560,280	31,468,805
Ginnie Mae, 5%, 2033 - 2041	19,006,305	20,932,883
Ginnie Mae, 3.5%, 2041 - 2042	9,543,995	10,264,279
Ginnie Mae, 4%, 2041	14,043,200	15,234,348
Ginnie Mae, TBA, 3%, 2043	18,530,000	19,340,116

		$686,501,113

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Natural Gas - Pipeline - 0.3%
Energy Transfer Partners LP, 3.6%, 2023	$3,288,000	$3,271,951
Enterprise Products Operating LLC, 6.5%, 2019	5,184,000	6,436,314
Kinder Morgan Energy Partners LP, 7.75%, 2032	2,520,000	3,369,726
Spectra Energy Capital LLC, 8%, 2019	5,327,000	7,026,441

		$20,104,432
Network & Telecom - 0.2%
AT&T, Inc., 5.55%, 2041	$8,008,000	$8,826,906
Telecom Italia Capital, 5.25%, 2013	4,186,000	4,273,249

		$13,100,155
Oil Services - 0.0%
Transocean, Inc., 3.8%, 2022	$2,855,000	$2,812,509

Other Banks & Diversified Financials - 0.8%
American Express Co., 5.5%, 2016	$6,317,000	$7,203,900
Banco Bradesco S.A., 6.75%, 2019 (n)	3,383,000	3,839,705
Banco de Credito del Peru, 5.375%, 2020	4,872,000	5,310,480
BBVA Bancomer S.A. de C.V., 6.75%, 2022 (n)	4,730,000	5,404,025
Capital One Financial Corp., 6.15%, 2016	8,680,000	9,978,354
Citigroup, Inc., 3.375%, 2023	2,008,000	2,024,132
Groupe BPCE S.A., 12.5% to 2019, FRN to 2049 (n)	5,168,000	6,371,131
Svenska Handelsbanken AB, 4.875%, 2014 (n)	5,000,000	5,251,845
Swedbank AB, 2.125%, 2017 (n)	1,317,000	1,332,815

		$46,716,387
Pharmaceuticals - 0.5%
AbbVie, Inc., 1.2%, 2015 (n)	$10,860,000	$10,944,371
Hospira, Inc., 6.05%, 2017	5,813,000	6,614,839
Roche Holdings, Inc., 6%, 2019 (n)	6,175,000	7,679,835
Teva Pharmaceutical Finance IV LLC, 3.65%, 2021	7,330,000	7,800,586

		$33,039,631
Real Estate - 0.4%
Boston Properties, Inc., REIT, 5%, 2015	$2,006,000	$2,182,243
ERP Operating LP, REIT, 5.375%, 2016	1,460,000	1,653,939
ERP Operating LP, REIT, 4.625%, 2021	5,212,000	5,844,539
HCP, Inc., REIT, 5.375%, 2021	4,146,000	4,816,006
WEA Finance LLC, REIT, 6.75%, 2019 (n)	2,086,000	2,579,731
WEA Finance LLC, REIT, 4.625%, 2021 (n)	5,810,000	6,480,515

		$23,556,973

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Retailers - 0.4%
Home Depot, Inc., 5.95%, 2041	$1,578,000	$2,005,556
Limited Brands, Inc., 5.25%, 2014	2,262,000	2,386,410
Target Corp., 4%, 2042	5,822,000	5,664,946
Wal-Mart Stores, Inc., 5.25%, 2035	12,347,000	14,495,267

		$24,552,179
Supranational - 0.1%
Asian Development Bank, 2.75%, 2014	$5,390,000	$5,539,896
Asian Development Bank, 1.125%, 2017	3,322,000	3,379,032

		$8,918,928
Telecommunications - Wireless - 0.4%
American Tower Trust I, 3.07%, 2023 (n)	$5,960,000	$5,997,614
Crown Castle Towers LLC, 6.113%, 2020 (n)	3,852,000	4,712,525
Crown Castle Towers LLC, 4.883%, 2020 (n)	2,040,000	2,348,085
Rogers Communications, Inc., 6.8%, 2018	8,529,000	10,728,365

		$23,786,589
Tobacco - 0.2%
Altria Group, Inc., 2.85%, 2022	$6,040,000	$5,937,882
B.A.T. International Finance PLC, 3.25%, 2022 (n)	5,833,000	6,063,666

		$12,001,548
Transportation - Services - 0.1%
ERAC USA Finance Co., 7%, 2037 (n)	$6,381,000	$8,141,218

U.S. Government Agencies and Equivalents - 0.4%
Aid-Egypt, 4.45%, 2015	$9,559,000	$10,490,563
Small Business Administration, 4.35%, 2023	814,254	885,530
Small Business Administration, 4.77%, 2024	2,227,424	2,433,036
Small Business Administration, 5.18%, 2024	3,721,417	4,146,701
Small Business Administration, 5.52%, 2024	2,116,618	2,394,609
Small Business Administration, 4.99%, 2024	3,195,527	3,557,393
Small Business Administration, 4.95%, 2025	2,454,115	2,703,572

		$26,611,404
U.S. Treasury Obligations - 13.3%
U.S. Treasury Bonds, 8.5%, 2020	$2,148,000	$3,195,653
U.S. Treasury Bonds, 6%, 2026	1,524,000	2,169,320
U.S. Treasury Bonds, 6.75%, 2026	926,000	1,406,507
U.S. Treasury Bonds, 5.25%, 2029	5,294,000	7,181,639
U.S. Treasury Bonds, 5.375%, 2031	4,690,000	6,524,231
U.S. Treasury Bonds, 4.5%, 2036	1,557,000	1,977,633
U.S. Treasury Bonds, 5%, 2037	2,452,000	3,338,935

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
U.S. Treasury Obligations - continued
U.S. Treasury Bonds, 4.5%, 2039	$103,566,000	$132,240,836
U.S. Treasury Notes, 3.125%, 2013	13,432,000	13,631,385
U.S. Treasury Notes, 2.75%, 2013	24,524,000	24,894,729
U.S. Treasury Notes, 2%, 2013	11,523,000	11,664,341
U.S. Treasury Notes, 1.5%, 2013	16,019,000	16,180,439
U.S. Treasury Notes, 1.875%, 2014	11,334,000	11,510,652
U.S. Treasury Notes, 1.875%, 2014	28,430,000	28,948,620
U.S. Treasury Notes, 4.75%, 2014	2,962,000	3,113,225
U.S. Treasury Notes, 0.5%, 2014	21,032,000	21,116,612
U.S. Treasury Notes, 2.125%, 2015	139,369,000	144,911,148
U.S. Treasury Notes, 4.25%, 2015	856,000	936,050
U.S. Treasury Notes, 2.625%, 2016	4,568,000	4,867,775
U.S. Treasury Notes, 0.875%, 2016	221,451,000	224,444,132
U.S. Treasury Notes, 4.75%, 2017	2,870,000	3,381,219
U.S. Treasury Notes, 3.75%, 2018	4,535,000	5,249,263
U.S. Treasury Notes, 3.125%, 2019	52,370,000	58,998,052
U.S. Treasury Notes, 3.5%, 2020	55,133,000	63,661,414
U.S. Treasury Notes, 3.125%, 2021	5,239,000	5,899,198

		$801,443,008
Utilities-Electric Power - 0.8%
Bruce Mansfield Unit, 6.85%, 2034	$5,721,111	$6,201,113
MidAmerican Funding LLC, 6.927%, 2029	12,485,000	16,544,922
Oncor Electric Delivery Co., 7%, 2022	4,555,000	5,926,365
Progress Energy, Inc., 3.15%, 2022	6,169,000	6,285,909
PSEG Power LLC, 5.32%, 2016	5,099,000	5,759,927
System Energy Resources, Inc., 5.129%, 2014 (z)	841,760	849,955
Waterford 3 Funding Corp., 8.09%, 2017	3,563,716	3,667,777

		$45,235,968
Total Bonds (Identified Cost, $2,153,468,005)		$2,286,242,980

Convertible Preferred Stocks - 0.2%
Aerospace - 0.0%
United Technologies Corp., 7.5%	41,830	$2,503,525

Automotive - 0.1%
General Motors Co., 4.75%	193,780	$8,320,913

Utilities-Electric Power - 0.1%
PPL Corp., 9.5%	58,230	$3,191,004
Total Convertible Preferred Stocks (Identified Cost, $14,702,269)		$14,015,442

Portfolio of Investments (unaudited) – continued

Money Market Funds - 3.4%
Issuer	Shares/Par	Value ($)
MFS Institutional Money Market Portfolio, 0.14%, at Cost and Net Asset Value (v)	202,318,680	$202,318,680
Total Investments (Identified Cost, $5,066,311,037)		$6,166,535,164

Other Assets, Less Liabilities - (2.0)%		(123,835,264)
Net Assets - 100.0%		$6,042,699,900

(a)	Non-income producing security.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $175,510,687, representing 2.9% of net assets.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
Bayview Financial Revolving Mortgage Loan Trust, FRN, 1.803%, 2040	3/01/06	$6,644,747	$3,539,073
Russian Federation, 3.625%, 2015	4/22/10	11,972,407	12,528,000
Spirit Master Funding LLC, 5.05%, 2023	10/04/05	6,307,586	6,457,299
System Energy Resources, Inc., 5.129%, 2014	4/16/04	841,760	849,955
Total Restricted Securities			$23,374,327
% of Net assets			0.4%

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt
CDO	Collateralized Debt Obligation
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
PLC	Public Limited Company
REIT	Real Estate Investment Trust
TBA	To Be Announced

See Notes to Financial Statements

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 3/31/13 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments-
Non-affiliated issuers, at value (identified cost, $4,863,992,357)	$5,964,216,484
Underlying affiliated funds, at cost and value	202,318,680
Total investments, at value (identified cost, $5,066,311,037)	$6,166,535,164
Cash	1,801,618
Receivables for
Investments sold	23,193,332
Fund shares sold	5,247,489
Interest and dividends	21,244,356
Other assets	76,417
Total assets	$6,218,098,376
Liabilities
Payables for
Distributions	$1,070,469
Investments purchased	60,346,469
TBA purchase commitments	95,610,458
Fund shares reacquired	13,880,656
Payable to affiliates
Investment adviser	296,619
Shareholder servicing costs	3,495,287
Distribution and service fees	325,117
Program manager fees	163
Payable for independent Trustees’ compensation	157,295
Accrued expenses and other liabilities	215,943
Total liabilities	$175,398,476
Net assets	$6,042,699,900
Net assets consist of
Paid-in capital	$5,379,462,657
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	1,100,207,855
Accumulated net realized gain (loss) on investments and foreign currency	(425,049,524)
Accumulated distributions in excess of net investment income	(11,921,088)
Net assets	$6,042,699,900
Shares of beneficial interest outstanding	372,190,843

Statement of Assets and Liabilities (unaudited) – continued

	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$4,260,967,157	262,653,748	$16.22
Class B	305,895,987	18,844,260	16.23
Class C	796,460,062	48,850,067	16.30
Class I	138,970,207	8,567,644	16.22
Class R1	16,882,267	1,041,833	16.20
Class R2	155,993,281	9,591,741	16.26
Class R3	187,389,627	11,544,564	16.23
Class R4	154,635,588	9,524,834	16.23
Class R5	1,579,542	97,403	16.22
Class 529A	14,590,237	901,268	16.19
Class 529B	2,629,403	162,001	16.23
Class 529C	6,706,542	411,480	16.30

(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Classes A and 529A, for which the maximum offering prices per share were $17.21 [100 / 94.25 x $16.22] and $17.18 [100 / 94.25 x $16.19], respectively. On sales of $50,000 or more, the maximum offering prices of Class A and Class 529A shares are reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, Class C, Class 529B, and Class 529C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, R5, and 529A.

See Notes to Financial Statements

Financial Statements

STATEMENT OF OPERATIONS

Six months ended 3/31/13 (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net investment income
Income
Dividends	$47,344,662
Interest	38,600,049
Dividends from underlying affiliated funds	113,794
Foreign taxes withheld	(64,071)
Total investment income	$85,994,434
Expenses
Management fee	$10,242,008
Distribution and service fees	11,348,455
Program manager fees	11,266
Shareholder servicing costs	3,939,226
Administrative services fee	260,115
Independent Trustees’ compensation	60,774
Custodian fee	120,222
Shareholder communications	129,533
Audit and tax fees	36,805
Legal fees	40,706
Miscellaneous	183,002
Total expenses	$26,372,112
Fees paid indirectly	(100)
Reduction of expenses by investment adviser and distributor	(11,426)
Net expenses	$26,360,586
Net investment income	$59,633,848
Realized and unrealized gain (loss) on investments and foreign currency
Realized gain (loss) (identified cost basis)
Investments	$172,632,130
Foreign currency	(5,386)
Net realized gain (loss) on investments and foreign currency	$172,626,744
Change in unrealized appreciation (depreciation)
Investments	$225,562,570
Translation of assets and liabilities in foreign currencies	(15,076)
Net unrealized gain (loss) on investments and foreign currency translation	$225,547,494
Net realized and unrealized gain (loss) on investments and foreign currency	$398,174,238
Change in net assets from operations	$457,808,086

See Notes to Financial Statements

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

Change in net assets	Six months ended 3/31/13 (unaudited)	Year ended 9/30/12
From operations
Net investment income	$59,633,848	$129,195,378
Net realized gain (loss) on investments and foreign currency	172,626,744	314,507,909
Net unrealized gain (loss) on investments and foreign currency translation	225,547,494	530,710,794
Change in net assets from operations	$457,808,086	$974,414,081
Distributions declared to shareholders
From net investment income	$(71,464,129)	$(141,501,529)
Change in net assets from fund share transactions	$(238,668,644)	$(682,886,162)
Total change in net assets	$147,675,313	$150,026,390
Net assets
At beginning of period	5,895,024,587	5,744,998,197
At end of period (including accumulated distributions in excess of net investment income of $11,921,088 and $90,807, respectively)	$6,042,699,900	$5,895,024,587

See Notes to Financial Statements

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 3/31/13 (unaudited)		Years ended 9/30
Class A			2012	2011	2010	2009	2008

Net asset value, beginning of period	$15.19		$13.18	$13.46	$12.84	$13.17	$16.86
Income (loss) from investment operations
Net investment income (d)	$0.17		$0.34	$0.32	$0.31	$0.34	$0.39
Net realized and unrealized gain (loss) on investments and foreign currency	1.06		2.04	(0.28)	0.63	(0.31)	(2.36)
Total from investment operations	$1.23		$2.38	$0.04	$0.94	$0.03	$(1.97)
Less distributions declared to shareholders
From net investment income	$(0.20)		$(0.37)	$(0.32)	$(0.32)	$(0.36)	$(0.41)
From net realized gain on investments	—		—	—	—	—	(1.31)
Total distributions declared to shareholders	$(0.20)		$(0.37)	$(0.32)	$(0.32)	$(0.36)	$(1.72)
Net asset value, end of period (x)	$16.22		$15.19	$13.18	$13.46	$12.84	$13.17
Total return (%) (r)(s)(t)(x)	8.17	(n)	18.21	0.14	7.45	0.61	(12.77)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.76	(a)	0.77	0.79	0.88	0.92	0.87
Expenses after expense reductions (f)	0.76	(a)	0.77	0.79	0.88	0.92	0.87
Net investment income	2.17	(a)	2.33	2.28	2.36	2.94	2.62
Portfolio turnover	16	(n)	23	24	32	56	53
Net assets at end of period (000 omitted)	$4,260,967		$4,152,753	$3,898,883	$4,357,041	$4,373,436	$5,025,291

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 3/31/13 (unaudited)		Years ended 9/30
Class B			2012	2011	2010	2009	2008

Net asset value, beginning of period	$15.20		$13.19	$13.47	$12.84	$13.17	$16.85
Income (loss) from investment operations
Net investment income (d)	$0.11		$0.23	$0.22	$0.23	$0.26	$0.29
Net realized and unrealized gain (loss) on investments and foreign currency	1.06		2.04	(0.29)	0.64	(0.31)	(2.35)
Total from investment operations	$1.17		$2.27	$(0.07)	$0.87	$(0.05)	$(2.06)
Less distributions declared to shareholders
From net investment income	$(0.14)		$(0.26)	$(0.21)	$(0.24)	$(0.28)	$(0.31)
From net realized gain on investments	—		—	—	—	—	(1.31)
Total distributions declared to shareholders	$(0.14)		$(0.26)	$(0.21)	$(0.24)	$(0.28)	$(1.62)
Net asset value, end of period (x)	$16.23		$15.20	$13.19	$13.47	$12.84	$13.17
Total return (%) (r)(s)(t)(x)	7.75	(n)	17.30	(0.60)	6.81	(0.05)	(13.30)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.51	(a)	1.52	1.52	1.53	1.57	1.52
Expenses after expense reductions (f)	1.51	(a)	1.52	1.52	1.53	1.57	1.52
Net investment income	1.43	(a)	1.59	1.55	1.72	2.32	1.96
Portfolio turnover	16	(n)	23	24	32	56	53
Net assets at end of period (000 omitted)	$305,896		$338,115	$394,233	$574,454	$775,219	$1,148,445

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 3/31/13 (unaudited)		Years ended 9/30
Class C			2012	2011	2010	2009	2008

Net asset value, beginning of period	$15.27		$13.25	$13.53	$12.90	$13.23	$16.92
Income (loss) from investment operations
Net investment income (d)	$0.11		$0.23	$0.22	$0.23	$0.26	$0.29
Net realized and unrealized gain (loss) on investments and foreign currency	1.06		2.05	(0.29)	0.64	(0.31)	(2.36)
Total from investment operations	$1.17		$2.28	$(0.07)	$0.87	$(0.05)	$(2.07)
Less distributions declared to shareholders
From net investment income	$(0.14)		$(0.26)	$(0.21)	$(0.24)	$(0.28)	$(0.31)
From net realized gain on investments	—		—	—	—	—	(1.31)
Total distributions declared to shareholders	$(0.14)		$(0.26)	$(0.21)	$(0.24)	$(0.28)	$(1.62)
Net asset value, end of period (x)	$16.30		$15.27	$13.25	$13.53	$12.90	$13.23
Total return (%) (r)(s)(t)(x)	7.72	(n)	17.31	(0.59)	6.79	(0.04)	(13.30)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.51	(a)	1.52	1.52	1.53	1.57	1.52
Expenses after expense reductions (f)	1.51	(a)	1.52	1.52	1.53	1.57	1.52
Net investment income	1.42	(a)	1.58	1.56	1.71	2.29	1.97
Portfolio turnover	16	(n)	23	24	32	56	53
Net assets at end of period (000 omitted)	$796,460		$769,540	$734,645	$840,204	$861,667	$1,014,651

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 3/31/13 (unaudited)		Years ended 9/30
Class I			2012	2011	2010	2009	2008

Net asset value, beginning of period	$15.19		$13.18	$13.46	$12.84	$13.17	$16.85
Income (loss) from investment operations
Net investment income (d)	$0.19		$0.37	$0.36	$0.36	$0.38	$0.44
Net realized and unrealized gain (loss) on investments and foreign currency	1.06		2.05	(0.28)	0.63	(0.31)	(2.35)
Total from investment operations	$1.25		$2.42	$0.08	$0.99	$0.07	$(1.91)
Less distributions declared to shareholders
From net investment income	$(0.22)		$(0.41)	$(0.36)	$(0.37)	$(0.40)	$(0.46)
From net realized gain on investments	—		—	—	—	—	(1.31)
Total distributions declared to shareholders	$(0.22)		$(0.41)	$(0.36)	$(0.37)	$(0.40)	$(1.77)
Net asset value, end of period (x)	$16.22		$15.19	$13.18	$13.46	$12.84	$13.17
Total return (%) (r)(s)(x)	8.30	(n)	18.50	0.42	7.83	0.96	(12.40)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.51	(a)	0.52	0.52	0.53	0.57	0.52
Expenses after expense reductions (f)	0.51	(a)	0.52	0.52	0.53	0.57	0.52
Net investment income	2.42	(a)	2.59	2.57	2.72	3.30	2.97
Portfolio turnover	16	(n)	23	24	32	56	53
Net assets at end of period (000 omitted)	$138,970		$121,687	$109,575	$98,214	$104,557	$155,134

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 3/31/13 (unaudited)		Years ended 9/30
Class R1			2012	2011	2010	2009	2008

Net asset value, beginning of period	$15.18		$13.17	$13.45	$12.83	$13.16	$16.84
Income (loss) from investment operations
Net investment income (d)	$0.11		$0.23	$0.22	$0.23	$0.26	$0.29
Net realized and unrealized gain (loss) on investments and foreign currency	1.05		2.04	(0.29)	0.63	(0.30)	(2.35)
Total from investment operations	$1.16		$2.27	$(0.07)	$0.86	$(0.04)	$(2.06)
Less distributions declared to shareholders
From net investment income	$(0.14)		$(0.26)	$(0.21)	$(0.24)	$(0.29)	$(0.31)
From net realized gain on investments	—		—	—	—	—	(1.31)
Total distributions declared to shareholders	$(0.14)		$(0.26)	$(0.21)	$(0.24)	$(0.29)	$(1.62)
Net asset value, end of period (x)	$16.20		$15.18	$13.17	$13.45	$12.83	$13.16
Total return (%) (r)(s)(x)	7.70	(n)	17.36	(0.58)	6.76	(0.04)	(13.32)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.51	(a)	1.52	1.52	1.53	1.57	1.56
Expenses after expense reductions (f)	1.51	(a)	1.52	1.52	1.53	1.57	1.56
Net investment income	1.43	(a)	1.58	1.56	1.71	2.29	1.93
Portfolio turnover	16	(n)	23	24	32	56	53
Net assets at end of period (000 omitted)	$16,882		$17,900	$15,441	$17,670	$16,811	$19,505

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 3/31/13 (unaudited)		Years ended 9/30
Class R2			2012	2011	2010	2009	2008

Net asset value, beginning of period	$15.23		$13.22	$13.50	$12.87	$13.20	$16.89
Income (loss) from investment operations
Net investment income (d)	$0.15		$0.30	$0.29	$0.29	$0.32	$0.36
Net realized and unrealized gain (loss) on investments and foreign currency	1.06		2.04	(0.28)	0.64	(0.31)	(2.36)
Total from investment operations	$1.21		$2.34	$0.01	$0.93	$0.01	$(2.00)
Less distributions declared to shareholders
From net investment income	$(0.18)		$(0.33)	$(0.29)	$(0.30)	$(0.34)	$(0.38)
From net realized gain on investments	—		—	—	—	—	(1.31)
Total distributions declared to shareholders	$(0.18)		$(0.33)	$(0.29)	$(0.30)	$(0.34)	$(1.69)
Net asset value, end of period (x)	$16.26		$15.23	$13.22	$13.50	$12.87	$13.20
Total return (%) (r)(s)(x)	8.01	(n)	17.86	(0.08)	7.35	0.46	(12.90)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.01	(a)	1.02	1.02	1.03	1.07	1.05
Expenses after expense reductions (f)	1.01	(a)	1.02	1.02	1.03	1.07	1.05
Net investment income	1.92	(a)	2.08	2.06	2.21	2.79	2.45
Portfolio turnover	16	(n)	23	24	32	56	53
Net assets at end of period (000 omitted)	$155,993		$154,925	$151,437	$166,794	$152,115	$166,407

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 3/31/13 (unaudited)		Years ended 9/30
Class R3			2012	2011	2010	2009	2008

Net asset value, beginning of period	$15.20		$13.19	$13.47	$12.85	$13.18	$16.86
Income (loss) from investment operations
Net investment income (d)	$0.17		$0.34	$0.33	$0.32	$0.34	$0.40
Net realized and unrealized gain (loss) on investments and foreign currency	1.06		2.04	(0.29)	0.64	(0.30)	(2.35)
Total from investment operations	$1.23		$2.38	$0.04	$0.96	$0.04	$(1.95)
Less distributions declared to shareholders
From net investment income	$(0.20)		$(0.37)	$(0.32)	$(0.34)	$(0.37)	$(0.42)
From net realized gain on investments	—		—	—	—	—	(1.31)
Total distributions declared to shareholders	$(0.20)		$(0.37)	$(0.32)	$(0.34)	$(0.37)	$(1.73)
Net asset value, end of period (x)	$16.23		$15.20	$13.19	$13.47	$12.85	$13.18
Total return (%) (r)(s)(x)	8.16	(n)	18.20	0.17	7.55	0.71	(12.65)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.76	(a)	0.77	0.77	0.78	0.82	0.81
Expenses after expense reductions (f)	0.76	(a)	0.77	0.77	0.78	0.82	0.81
Net investment income	2.18	(a)	2.32	2.31	2.46	3.00	2.68
Portfolio turnover	16	(n)	23	24	32	56	53
Net assets at end of period (000 omitted)	$187,390		$192,389	$153,259	$160,057	$142,968	$106,360

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 3/31/13 (unaudited)		Years ended 9/30
Class R4			2012	2011	2010	2009	2008

Net asset value, beginning of period	$15.21		$13.19	$13.47	$12.85	$13.18	$16.86
Income (loss) from investment operations
Net investment income (d)	$0.19		$0.38	$0.36	$0.36	$0.38	$0.43
Net realized and unrealized gain (loss) on investments and foreign currency	1.05		2.04	(0.28)	0.63	(0.31)	(2.34)
Total from investment operations	$1.24		$2.42	$0.08	$0.99	$0.07	$(1.91)
Less distributions declared to shareholders
From net investment income	$(0.22)		$(0.40)	$(0.36)	$(0.37)	$(0.40)	$(0.46)
From net realized gain on investments	—		—	—	—	—	(1.31)
Total distributions declared to shareholders	$(0.22)		$(0.40)	$(0.36)	$(0.37)	$(0.40)	$(1.77)
Net asset value, end of period (x)	$16.23		$15.21	$13.19	$13.47	$12.85	$13.18
Total return (%) (r)(s)(x)	8.22	(n)	18.49	0.42	7.82	0.96	(12.42)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.51	(a)	0.52	0.52	0.53	0.57	0.54
Expenses after expense reductions (f)	0.51	(a)	0.52	0.52	0.53	0.57	0.54
Net investment income	2.41	(a)	2.64	2.56	2.71	3.27	2.94
Portfolio turnover	16	(n)	23	24	32	56	53
Net assets at end of period (000 omitted)	$154,636		$125,421	$268,667	$291,138	$264,796	$257,120

See Notes to Financial Statements

Financial Highlights – continued

Class R5	Six months ended 3/31/13 (unaudited)		Year ended 9/30/2012 (i)

Net asset value, beginning of period	$15.19		$14.30
Income (loss) from investment operations
Net investment income (d)	$0.20		$0.11
Net realized and unrealized gain (loss) on investments and foreign currency	1.06		0.91	(g)
Total from investment operations	$1.26		$1.02
Less distributions declared to shareholders
From net investment income	$(0.23)		$(0.13)
Net asset value, end of period (x)	$16.22		$15.19
Total return (%) (r)(s)(x)	8.34	(n)	7.17	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.43	(a)	0.44	(a)
Expenses after expense reductions (f)	0.43	(a)	0.44	(a)
Net investment income	2.51	(a)	2.29	(a)(l)
Portfolio turnover	16	(n)	23
Net assets at end of period (000 omitted)	$1,580		$107

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 3/31/13		Years ended 9/30
Class 529A			2012	2011	2010	2009	2008
	(unaudited)
Net asset value, beginning of period	$15.16		$13.16	$13.44	$12.82	$13.15	$16.83
Income (loss) from investment operations
Net investment income (d)	$0.16		$0.33	$0.31	$0.30	$0.33	$0.36
Net realized and unrealized gain (loss) on investments and foreign currency	1.07		2.03	(0.28)	0.63	(0.31)	(2.35)
Total from investment operations	$1.23		$2.36	$0.03	$0.93	$0.02	$(1.99)
Less distributions declared to shareholders
From net investment income	$(0.20)		$(0.36)	$(0.31)	$(0.31)	$(0.35)	$(0.38)
From net realized gain on investments	—		—	—	—	—	(1.31)
Total distributions declared to shareholders	$(0.20)		$(0.36)	$(0.31)	$(0.31)	$(0.35)	$(1.69)
Net asset value, end of period (x)	$16.19		$15.16	$13.16	$13.44	$12.82	$13.15
Total return (%) (r)(s)(t)(x)	8.16	(n)	18.11	0.06	7.36	0.50	(12.88)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.86	(a)	0.87	0.89	0.98	1.02	1.05
Expenses after expense reductions (f)	0.81	(a)	0.82	0.88	0.98	1.02	1.05
Net investment income	2.12	(a)	2.27	2.20	2.26	2.84	2.44
Portfolio turnover	16	(n)	23	24	32	56	53
Net assets at end of period (000 omitted)	$14,590		$13,064	$9,758	$8,965	$8,228	$13,149

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 3/31/13		Years ended 9/30
Class 529B			2012	2011	2010	2009	2008
	(unaudited)
Net asset value, beginning of period	$15.20		$13.19	$13.46	$12.84	$13.17	$16.85
Income (loss) from investment operations
Net investment income (d)	$0.11		$0.22	$0.21	$0.21	$0.25	$0.27
Net realized and unrealized gain (loss) on investments and foreign currency	1.06		2.04	(0.28)	0.64	(0.31)	(2.35)
Total from investment operations	$1.17		$2.26	$(0.07)	$0.85	$(0.06)	$(2.08)
Less distributions declared to shareholders
From net investment income	$(0.14)		$(0.25)	$(0.20)	$(0.23)	$(0.27)	$(0.29)
From net realized gain on investments	—		—	—	—	—	(1.31)
Total distributions declared to shareholders	$(0.14)		$(0.25)	$(0.20)	$(0.23)	$(0.27)	$(1.60)
Net asset value, end of period (x)	$16.23		$15.20	$13.19	$13.46	$12.84	$13.17
Total return (%) (r)(s)(t)(x)	7.72	(n)	17.24	(0.60)	6.65	(0.14)	(13.44)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.61	(a)	1.62	1.62	1.63	1.67	1.70
Expenses after expense reductions (f)	1.56	(a)	1.57	1.61	1.63	1.67	1.70
Net investment income	1.38	(a)	1.54	1.47	1.61	2.19	1.79
Portfolio turnover	16	(n)	23	24	32	56	53
Net assets at end of period (000 omitted)	$2,629		$3,095	$4,007	$4,828	$4,609	$5,018

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 3/31/13		Years ended 9/30
Class 529C			2012	2011	2010	2009	2008
	(unaudited)
Net asset value, beginning of period	$15.27		$13.25	$13.53	$12.90	$13.23	$16.92
Income (loss) from investment operations
Net investment income (d)	$0.11		$0.22	$0.21	$0.21	$0.25	$0.27
Net realized and unrealized gain (loss) on investments and foreign currency	1.06		2.05	(0.29)	0.65	(0.31)	(2.36)
Total from investment operations	$1.17		$2.27	$(0.08)	$0.86	$(0.06)	$(2.09)
Less distributions declared to shareholders
From net investment income	$(0.14)		$(0.25)	$(0.20)	$(0.23)	$(0.27)	$(0.29)
From net realized gain on investments	—		—	—	—	—	(1.31)
Total distributions declared to shareholders	$(0.14)		$(0.25)	$(0.20)	$(0.23)	$(0.27)	$(1.60)
Net asset value, end of period (x)	$16.30		$15.27	$13.25	$13.53	$12.90	$13.23
Total return (%) (r)(s)(t)(x)	7.70	(n)	17.26	(0.66)	6.69	(0.14)	(13.45)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.61	(a)	1.62	1.62	1.63	1.67	1.70
Expenses after expense reductions (f)	1.56	(a)	1.57	1.61	1.63	1.67	1.70
Net investment income	1.37	(a)	1.53	1.47	1.60	2.18	1.79
Portfolio turnover	16	(n)	23	24	32	56	53
Net assets at end of period (000 omitted)	$6,707		$6,028	$5,091	$4,973	$4,100	$4,372

See Notes to Financial Statements

Financial Highlights – continued

(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(g)	The per share amount varies from the net realized and unrealized gain/loss for the period because of the timing of sales of fund shares and the per share amount of realized and unrealized gains and losses at such time.
(i)	For the period from the class inception, June 1, 2012, through the stated period end.
(l)	Recognition of net investment income by the fund may be affected by the timing of the declaration of dividends by companies in which the fund invests and the actual annual net investment income ratio may differ.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)	The net asset values per share and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1) Business and Organization

MFS Total Return Fund (the fund) is a series of MFS Series Trust V (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2) Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests a significant portion of its assets in asset-backed and/or mortgage-backed securities. The value of these securities may depend, in part, on the issuer’s or borrower’s credit quality or ability to pay principal and interest when due and may fall if an issuer or borrower defaults on its obligation to pay principal or interest or if the instrument’s credit rating is downgraded by a credit rating agency. U.S. Government securities not supported as to the payment of principal or interest by the U.S. Treasury, such as those issued by Fannie Mae, Freddie Mac, and the Federal Home Loan Banks, are subject to greater credit risk than are U.S. Government securities supported by the U.S. Treasury, such as those issued by Ginnie Mae.

In January 2013, the Financial Accounting Standards Board issued Accounting Standards Update 2013-01 (“ASU 2013-01”) entitled Balance Sheet (Topic 210) – Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities which is intended to clarify the scope of Accounting Standards Update 2011-11 (“ASU 2011-11”), Balance Sheet (Topic 210) – Disclosures about Offsetting Assets and Liabilities. Consistent with the effective date for ASU 2011-11, ASU 2013-01 is effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. ASU 2013-01 limits the scope of ASU 2011-11’s disclosure requirements on offsetting to financial assets and financial liabilities related to derivatives, repurchase and reverse repurchase agreements, and securities lending and securities borrowing transactions. Although still evaluating the potential impact of these two ASUs to the fund, management expects that the impact of the fund’s adoption will be limited to additional financial statement disclosures.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a

Notes to Financial Statements (unaudited) – continued

third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires

Notes to Financial Statements (unaudited) – continued

judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of March 31, 2013 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$3,677,973,504	$—	$—	$3,677,973,504
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	—	832,197,283	—	832,197,283
Non-U.S. Sovereign Debt	—	91,075,244	—	91,075,244
U.S. Corporate Bonds	—	393,503,006	—	393,503,006
Residential Mortgage-Backed Securities	—	695,196,705	—	695,196,705
Commercial Mortgage-Backed Securities	—	91,564,299	—	91,564,299
Asset-Backed Securities (including CDOs)	—	6,202,037	—	6,202,037
Foreign Bonds	—	176,504,406	—	176,504,406
Mutual Funds	202,318,680	—	—	202,318,680
Total Investments	$3,880,292,184	$2,286,242,980	$—	$6,166,535,164

For further information regarding security characteristics, see the Portfolio of Investments.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Security Loans – JPMorgan Chase and Co. (“Chase”), as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. Chase provides the fund with indemnification against Borrower default. The fund bears the risk of loss with respect to the investment of cash collateral. On loans collateralized by cash, the cash collateral is invested in short-term securities. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On

Notes to Financial Statements (unaudited) – continued

loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is included in “Interest” income on the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Some securities may be purchased on a “when-issued” or “forward delivery” basis, which means that the securities will be delivered to the fund at a future date, usually beyond customary settlement time. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

The fund purchased or sold debt securities on a when-issued or delayed delivery basis, or in a “To Be Announced” (TBA) or “forward commitment” transaction with delivery or payment to occur at a later date beyond the normal settlement period. TBA securities resulting from these transactions are included in the Portfolio of Investments. At the time a fund enters into a commitment to purchase or sell a security, the transaction is recorded and the value of the security acquired is reflected in the fund’s net asset value. The price of such security and the date that the security will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security may vary with market fluctuations. TBA purchase commitments are held at carrying amount, which approximates fair value and are categorized as level 2 within the fair value hierarchy disclosure. No interest accrues to the fund until payment takes place. At the time that a fund enters into this type of transaction, the fund is required to have sufficient cash and/or liquid securities to cover its commitments. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic or other factors. Additionally, losses may arise due to declines in the value of the securities prior to settlement date.

Notes to Financial Statements (unaudited) – continued

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the six months ended March 31, 2013, is shown as a reduction of total expenses in the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Foreign taxes have been accrued by the fund in the accompanying financial statements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to amortization and accretion of debt securities and wash sale loss deferrals.

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:

9/30/12
Ordinary income (including any short-term capital gains)	$141,501,529

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 3/31/13
Cost of investments	$5,188,763,134
Gross appreciation	1,025,955,581
Gross depreciation	(48,183,551)
Net unrealized appreciation (depreciation)	$977,772,030

As of 9/30/12
Undistributed ordinary income	10,577,984
Capital loss carryforwards	(475,820,313)
Other temporary differences	(10,820,923)
Net unrealized appreciation (depreciation)	752,956,538

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Notes to Financial Statements (unaudited) – continued

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized for fund fiscal years beginning after September 30, 2011 may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses (“post-enactment losses”). Previously, net capital losses were carried forward for eight years and treated as short-term losses (“pre-enactment losses”). As a transition rule, the Act requires that all post-enactment net capital losses be used before pre-enactment net capital losses.

As of September 30, 2012, the fund had capital loss carryforwards available to offset future realized gains. Such losses expire as follows:

9/30/18	$(475,820,313)

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution, service, and program manager fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class 529B shares will convert to Class A and Class 529A shares, respectively, approximately eight years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income
	Six months ended 3/31/13	Year ended 9/30/12 (i)
Class A	$53,249,211	$104,008,922
Class B	2,872,462	6,613,089
Class C	6,972,101	13,629,421
Class I	1,807,015	3,124,280
Class R1	153,136	306,928
Class R2	1,758,019	3,602,635
Class R3	2,424,036	4,588,957
Class R4	1,968,857	5,172,503
Class R5	7,366	924
Class 529A	171,222	292,028
Class 529B	24,260	62,365
Class 529C	56,444	99,477
Total	$71,464,129	$141,501,529

(i)	For Class R5, the period is from inception, June 1, 2012, through the stated period end.

(3) Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund.

Notes to Financial Statements (unaudited) – continued

The management fee is computed daily and paid monthly at the following annual rates:

First $6.3 billion of average daily net assets	0.35%
Average daily net assets in excess of $6.3 billion	0.34%

The management fee incurred for the six months ended March 31, 2013 was equivalent to an annual effective rate of 0.35% of the fund’s average daily net assets.

Prior to December 1, 2012, MFS agreed to the following expense reimbursement arrangement. If at the end of any month, the fund’s fiscal year-to-date average daily net assets exceeded $11.5 billion and the total expenses for Class A exceeded 0.87% of fiscal year-to-date average daily net assets, MFS agreed in writing to reimburse Class A expenses such that Class A total expenses for the fund year-to-date were no greater than 0.87% of fiscal year-to-date average daily net assets, and to reduce the total expenses of the other share classes by the same percentage. If at the end of any month, the fund’s fiscal year-to-date average daily net assets exceeded $12.5 billion and the total expenses for Class A exceeded 0.85% of fiscal year-to-date average daily net assets, MFS agreed in writing to reimburse Class A expenses such that Class A total expenses for the fund year-to-date were no greater than 0.85% of fiscal year-to-date average daily net assets, and to reduce the total expenses of the other share classes by the same percentage. This written agreement excluded interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses, and the agreement terminated on November 30, 2012. For the period from October 1, 2012 through November 30, 2012, the fund’s fiscal year-to-date average daily net assets did not exceed the limits and therefore, the investment adviser did not pay any portion of the fund’s expenses.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $398,440 and $4,722 for the six months ended March 31, 2013, as its portion of the initial sales charge on sales of Class A and Class 529A shares of the fund, respectively.

The Board of Trustees has adopted a distribution plan for certain class shares pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Notes to Financial Statements (unaudited) – continued

Distribution Plan Fee Table:

	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$5,152,859
Class B	0.75%	0.25%	1.00%	1.00%	1,601,721
Class C	0.75%	0.25%	1.00%	1.00%	3,832,684
Class R1	0.75%	0.25%	1.00%	1.00%	84,625
Class R2	0.25%	0.25%	0.50%	0.50%	378,534
Class R3	—	0.25%	0.25%	0.25%	235,629
Class 529A	—	0.25%	0.25%	0.25%	16,770
Class 529B	0.75%	0.25%	1.00%	1.00%	14,165
Class 529C	0.75%	0.25%	1.00%	1.00%	31,468
Total Distribution and Service Fees					$11,348,455

(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended March 31, 2013 based on each class’s average daily net assets.

Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase for shares purchased on or after August 1, 2012, and within 24 months of purchase for shares purchased prior to August 1, 2012. Class C and Class 529C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. Class B and Class 529B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended March 31, 2013, were as follows:

Amount
Class A	$1,346
Class B	143,070
Class C	13,678
Class 529B	252
Class 529C	41

The fund has entered into and may from time to time enter into contracts with program managers and other parties which administer the tuition programs through which an investment in the fund’s 529 share classes is made. The fund has entered into an agreement with MFD pursuant to which MFD receives an annual fee of up to 0.10% of the average daily net assets attributable to each 529 share class. MFD has agreed to waive a portion of this fee in an amount equal to 0.05% of the average daily net assets for each 529 share class. This waiver agreement will continue until modified by the fund’s Board of Trustees but such agreement will continue at least until January 31, 2014, after which MFD may eliminate this waiver without a vote of the fund’s Board of Trustees. For the six months ended March 31, 2013, this waiver amounted to $5,632 and is reflected as a reduction of total expenses in the Statement of Operations. The program manager fee incurred for the six months ended March 31,

Notes to Financial Statements (unaudited) – continued

2013 was equivalent to an annual effective rate of 0.05% of the average daily net assets attributable to each 529 share class. The services provided by MFD, or a third party with which MFD contracts, include recordkeeping and tax reporting and account services, as well as services designed to maintain the program’s compliance with the Internal Revenue Code and other regulatory requirements. Program manager fees and waivers for the six months ended March 31, 2013, were as follows:

	Fee	Waiver
Class 529A	$6,708	$3,354
Class 529B	1,415	707
Class 529C	3,143	1,571
Total Program Manager Fees and Waivers	$11,266	$5,632

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund’s Board of Trustees. For the six months ended March 31, 2013, the fee was $920,158, which equated to 0.0314% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R5 shares do not incur sub-accounting fees. For the six months ended March 31, 2013, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $3,019,068.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended March 31, 2013 was equivalent to an annual effective rate of 0.0089% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Prior to December 31, 2001, the fund had an unfunded defined benefit plan (“DB plan”) for independent Trustees. As of December 31, 2001, the Board took action to terminate the DB plan with respect to then-current and any future independent Trustees, such that the DB plan covers only certain of those former independent Trustees who retired on or before December 31, 2001. Effective January 1, 2002, accrued benefits under the DB plan for then-current independent Trustees who continued were credited to an unfunded retirement deferral plan (the “Retirement Deferral plan”), which was established for and exists solely with respect to these credited amounts, and is not available for other deferrals by these or other

Notes to Financial Statements (unaudited) – continued

independent Trustees. Although the Retirement Deferral plan is unfunded, amounts deferred under the plan are periodically adjusted for investment experience as if they had been invested in shares of the fund. The DB plan resulted in a pension expense of $1,876 and the Retirement Deferral plan resulted in an expense of $4,406. Both amounts are included in independent Trustees’ compensation for the six months ended March 31, 2013. The liability for deferred retirement benefits payable to certain independent Trustees under both plans amounted to $95,386 at March 31, 2013, and is included in “Payable for independent Trustees’ compensation” in the Statement of Assets and Liabilities.

Deferred Trustee Compensation – Under a Deferred Compensation Plan (the “Plan”), independent Trustees previously were allowed to elect to defer receipt of all or a portion of their annual compensation. Effective January 1, 2005, the Board elected to no longer allow Trustees to defer receipt of future compensation under the Plan. Amounts deferred under the Plan are invested in shares of certain MFS Funds selected by the independent Trustees as notional investments. Deferred amounts represent an unsecured obligation of the fund until distributed in accordance with the Plan. Included in “Other assets” and “Payable for independent Trustees’ compensation” in the Statement of Assets and Liabilities is $46,713 of deferred Trustees’ compensation. There is no current year expense associated with the Plan.

Other – This fund and certain other funds managed by MFS (the funds) have entered into services agreements (the Agreements) which provide for payment of fees by the funds to Tarantino LLC and Griffin Compliance LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) and Assistant ICCO, respectively, for the funds. The ICCO and Assistant ICCO are officers of the funds and the sole members of Tarantino LLC and Griffin Compliance LLC, respectively. The funds can terminate the Agreements with Tarantino LLC and Griffin Compliance LLC at any time under the terms of the Agreements. For the six months ended March 31, 2013, the aggregate fees paid by the fund to Tarantino LLC and Griffin Compliance LLC were $21,566 and are included in “Miscellaneous” expense in the Statement of Operations. MFS has agreed to reimburse the fund for a portion of the payments made by the fund in the amount of $5,794, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO and Assistant ICCO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. Income earned on this investment is included in “Dividends from underlying affiliated funds” in the Statement of Operations. This money market fund does not pay a management fee to MFS.

On May 31, 2012, MFS purchased 6,993 shares of Class R5 for an aggregate amount of $100,000.

Notes to Financial Statements (unaudited) – continued

(4) Portfolio Securities

Purchases and sales of investments, other than short-term obligations, were as follows:

	Purchases	Sales
U.S. Government securities	$517,752,920	$505,482,995
Investments (non-U.S. Government securities)	$415,119,586	$683,737,613

(5) Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 3/31/13		Year ended 9/30/12 (i)
	Shares	Amount	Shares	Amount
Shares sold
Class A	11,529,184	$179,284,226	25,488,736	$369,916,614
Class B	750,092	11,644,823	2,091,735	30,290,673
Class C	2,479,922	38,756,910	4,667,416	68,045,787
Class I	1,247,794	19,428,105	2,460,682	36,073,366
Class R1	82,117	1,275,917	191,551	2,775,941
Class R2	857,992	13,345,361	2,056,849	29,904,091
Class R3	1,039,725	16,154,341	3,346,654	48,266,307
Class R4	1,954,059	30,208,068	2,334,603	33,863,591
Class R5	91,059	1,435,866	6,993	100,000
Class 529A	96,114	1,493,969	211,036	3,047,914
Class 529B	8,010	124,600	13,964	203,047
Class 529C	40,792	630,693	74,535	1,079,248
	20,176,860	$313,782,879	42,944,754	$623,566,579

Shares issued to shareholders in reinvestment of distributions
Class A	3,127,294	$48,432,157	6,412,590	$93,177,116
Class B	170,181	2,633,522	408,630	5,924,742
Class C	332,213	5,168,609	673,218	9,819,198
Class I	90,713	1,407,591	161,420	2,343,898
Class R1	9,907	153,136	21,158	306,920
Class R2	101,054	1,568,716	219,199	3,191,107
Class R3	156,419	2,423,550	315,307	4,588,831
Class R4	116,043	1,801,424	314,069	4,537,612
Class R5	462	7,366	62	924
Class 529A	11,060	171,089	20,107	291,955
Class 529B	1,569	24,260	4,310	62,365
Class 529C	3,628	56,434	6,822	99,477
	4,120,543	$63,847,854	8,556,892	$124,344,145

Notes to Financial Statements (unaudited) – continued

	Six months ended 3/31/13		Year ended 9/30/12 (i)
	Shares	Amount	Shares	Amount
Shares reacquired
Class A	(25,315,375)	$(391,482,116)	(54,296,938)	$(784,852,589)
Class B	(4,316,402)	(67,297,476)	(10,147,219)	(146,830,880)
Class C	(4,358,704)	(67,670,344)	(10,390,591)	(150,858,415)
Class I	(780,859)	(12,094,589)	(2,923,606)	(41,541,457)
Class R1	(229,618)	(3,530,116)	(205,526)	(2,962,496)
Class R2	(1,538,501)	(23,780,552)	(3,562,686)	(51,712,763)
Class R3	(2,306,748)	(35,862,354)	(2,624,171)	(38,159,548)
Class R4	(793,692)	(12,295,881)	(14,766,924)	(209,530,428)
Class R5	(1,173)	(18,555)	—	—
Class 529A	(67,570)	(1,037,974)	(111,065)	(1,598,587)
Class 529B	(51,190)	(797,053)	(118,532)	(1,721,335)
Class 529C	(27,832)	(432,367)	(70,801)	(1,028,388)
	(39,787,664)	$(616,299,377)	(99,218,059)	$(1,430,796,886)

Net change
Class A	(10,658,897)	$(163,765,733)	(22,395,612)	$(321,758,859)
Class B	(3,396,129)	(53,019,131)	(7,646,854)	(110,615,465)
Class C	(1,546,569)	(23,744,825)	(5,049,957)	(72,993,430)
Class I	557,648	8,741,107	(301,504)	(3,124,193)
Class R1	(137,594)	(2,101,063)	7,183	120,365
Class R2	(579,455)	(8,866,475)	(1,286,638)	(18,617,565)
Class R3	(1,110,604)	(17,284,463)	1,037,790	14,695,590
Class R4	1,276,410	19,713,611	(12,118,252)	(171,129,225)
Class R5	90,348	1,424,677	7,055	100,924
Class 529A	39,604	627,084	120,078	1,741,282
Class 529B	(41,611)	(648,193)	(100,258)	(1,455,923)
Class 529C	16,588	254,760	10,556	150,337
	(15,490,261)	$(238,668,644)	(47,716,413)	$(682,886,162)

(i)	For Class R5, the period is from inception, June 1, 2012, through the stated period end.

(6) Line of Credit

The fund and certain other funds managed by MFS participate in a $1.1 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Federal Reserve funds rate or one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus an agreed upon spread. For the six months ended March 31, 2013, the fund’s

Notes to Financial Statements (unaudited) – continued

commitment fee and interest expense were $18,031 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

(7) Transactions in Underlying Affiliated Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	119,222,920	404,067,193	(320,971,433)	202,318,680

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$113,794	$202,318,680

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

A discussion regarding the Board’s most recent review and renewal of the fund’s Investment Advisory Agreement with MFS is available by clicking on the fund’s name under “Mutual Funds” in the “Products” section of the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds’ proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. A shareholder can obtain the quarterly portfolio holdings report at mfs.com. The fund’s Form N-Q is also available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “News & Commentary” section of mfs.com or by clicking on the fund’s name under “Mutual Funds” in the “Products” section of mfs.com.

PROVISION OF FINANCIAL REPORTS AND SUMMARY PROSPECTUSES

The fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.

Save paper with eDelivery.

MFS® will send you prospectuses,

reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter.

To sign up:

1. Go to mfs.com.

2. Log in via MFS® Access.

3. Select eDelivery.

If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS® Access, or eDelivery may not be available to you.

CONTACT

WEB SITE

mfs.com

MFS TALK

1-800-637-8255

24 hours a day

ACCOUNT SERVICE AND LITERATURE

Shareholders

1-800-225-2606

Financial advisors

1-800-343-2829

Retirement plan services

1-800-637-1255

MAILING ADDRESS

MFS Service Center, Inc.

P.O. Box 55824

Boston, MA 02205-5824

OVERNIGHT MAIL

MFS Service Center, Inc.

c/o Boston Financial Data Services

30 Dan Road

Canton, MA 02021-2809

ITEM 2.	CODE OF ETHICS.

During the period covered by this report, the Registrant has not amended any provision in its Code of Ethics (the “Code”) that relates to an element of the Code’s definitions enumerated in paragraph (b) of Item 2 of this Form N-CSR. During the period covered by this report, the Registrant did not grant a waiver, including an implicit waiver, from any provision of the Code.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the Registrant.

ITEM 6.	INVESTMENTS

A schedule of investments for each series of the Registrant is included as part of the report to shareholders of such series under Item 1 of this Form N-CSR.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant’s Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 407 (c)(2)(iv) of Regulation S-K or this Item.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this report on Form N-CSR, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by the report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)	File the exhibits listed below as part of this form. Letter or number the exhibits in the sequence indicated.

(1)	Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

(2)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

(b)	If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) MFS SERIES TRUST V

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, President

Date: May 15, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, President (Principal Executive Officer)

Date: May 15, 2013

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, Treasurer
(Principal Financial Officer and Accounting Officer)

Date: May 15, 2013

*	Print name and title of each signing officer under his or her signature.